[GRAPHIC OMITTED]

Liberty Acorn Family of Funds
Class Z Shares
Annual Report                                                           4
December 31, 2001

Managed by Liberty Wanger Asset Management, L.P.

Liberty Acorn Family of Funds Annual Report 2001
        Table of Contents

The Liberty Acorn Family of Funds
        Performance At A Glance                       1

Squirrel Chatter: Imposture Arraigned                 2

Liberty Acorn Fund
        In a Nutshell                                 4
        At a Glance                                   5
        Major Portfolio Changes                      14
        Statement of Investments                     16

Liberty Acorn International
        In a Nutshell                                 6
        At a Glance                                   7
        Major Portfolio Changes                      24
        Statement of Investments                     26
        Portfolio Diversification                    30

Liberty Acorn USA
        In a Nutshell                                 8
        At a Glance                                   9
        Major Portfolio Changes                      31
        Statement of Investments                     32

Liberty Acorn Foreign Forty
        In a Nutshell                                10
        At a Glance                                  11
        Major Portfolio Changes                      35
        Statement of Investments                     36
        Portfolio Diversification                    38

Liberty Acorn Twenty
        In a Nutshell                                12
        At a Glance                                  13
        Major Portfolio Changes                      39
        Statement of Investments                     40

Liberty Acorn Family of Funds
        Statements of Assets and Liabilities         42
        Statements of Operations                     43
        Statements of Changes in Net Assets          44
        Financial Highlights                         48
        Notes to Financial Statements                51
        Report of Independent Auditors               55
        Special Notice                               58
        Liberty Acorn Family of Funds Information    59
        Management of Acorn                          60

        >2001 Year-End Distributions

The following table details the funds' year-end distributions. The record date was December 7, 2001 and the payable date was December 14, 2001.

                                 Liberty     Liberty Acorn           Liberty    Liberty Acorn            Liberty
                               Acorn Fund    International         Acorn USA    Foreign Forty       Acorn Twenty
-------------------------------------------------------------------------------------------------------------------
Long-term Capital Gains             $0.07             None             $0.13            $0.08              $0.03
-------------------------------------------------------------------------------------------------------------------
Short-term Capital Gains             None             None             $0.11             None               None
-------------------------------------------------------------------------------------------------------------------
Ordinary Income                     $0.02             None              None             None               None
-------------------------------------------------------------------------------------------------------------------

The Liberty Acorn Family of Funds

      >Performance At A Glance Class Z Average Annual Total Returns through 12/31/01

                           4th*            1               3              5               10            Life
                          Quarter         year            years          years           years         of Fund
---------------------------------------------------------------------------------------------------------------
Liberty Acorn
Fund (6/10/70)            19.49%          6.14%          15.93%         15.60%          16.61%         16.55%
---------------------------------------------------------------------------------------------------------------
S&P 500                   10.69%        -11.89%          -1.03%         10.70%          12.94%         12.93%
---------------------------------------------------------------------------------------------------------------
Russell 2000              21.09%          2.49%           6.42%          7.52%          11.51%           NA
---------------------------------------------------------------------------------------------------------------
Lipper Mid Cap
Core Funds Index          18.03%         -4.90%           9.01%         11.28%          12.43%           NA
---------------------------------------------------------------------------------------------------------------
Lipper Small Cap
Core Funds Index          21.81%          7.13%          11.24%         10.15%          12.61%           NA
---------------------------------------------------------------------------------------------------------------
Liberty Acorn
International (9/23/92)   12.83%        -21.11%           4.18%          5.51%             --          11.01%
---------------------------------------------------------------------------------------------------------------
EMI Global ex-US           9.24%        -14.66%          -2.22%         -1.57%             --           3.51%
---------------------------------------------------------------------------------------------------------------
EMI World ex-US            8.25%        -15.70%          -2.26%         -1.05%             --           4.17%
---------------------------------------------------------------------------------------------------------------
EAFE                       6.97%        -21.44%          -5.03%          0.90%             --           5.78%
---------------------------------------------------------------------------------------------------------------
IFCI Composite            28.51%          1.77%           5.09%         -5.05%             --           3.06%
---------------------------------------------------------------------------------------------------------------
Lipper Int'l Small
Cap Funds Index            7.11%        -17.87%           4.58%          3.60%             --            NA
---------------------------------------------------------------------------------------------------------------
Liberty Acorn USA
(9/4/96)                  12.53%         19.25%          10.12%         13.32%             --          15.73%
---------------------------------------------------------------------------------------------------------------
Russell 2000              21.09%          2.49%           6.42%          7.52%             --           8.79%
---------------------------------------------------------------------------------------------------------------
Lipper Small Cap
Core Funds Index          21.81%          7.13%          11.24%         10.15%             --          11.13%
---------------------------------------------------------------------------------------------------------------
S&P MidCap 400            17.99%         -0.60%          10.24%         16.12%             --          17.27%
---------------------------------------------------------------------------------------------------------------
S&P 500                   10.69%        -11.89%          -1.03%         10.70%             --          12.71%
---------------------------------------------------------------------------------------------------------------
Liberty Acorn Foreign
Forty (11/23/98)          15.58%        -29.05%           3.74%            --              --           6.83%
---------------------------------------------------------------------------------------------------------------
EAFE                       6.97%        -21.44%          -5.03%            --              --          -3.62%
---------------------------------------------------------------------------------------------------------------
SSB World ex-US
Cap Range $2-10B           7.97%        -15.49%          -0.64%            --              --           0.45%
---------------------------------------------------------------------------------------------------------------
Lipper Int'l
Funds Index                8.44%        -19.33%          -1.76%            --              --          -1.03%
---------------------------------------------------------------------------------------------------------------
Liberty Acorn Twenty
(11/23/98)                17.57%          8.00%          15.97%            --              --          17.95%
---------------------------------------------------------------------------------------------------------------
S&P MidCap 400            17.99%         -0.60%          10.24%            --              --          13.66%
---------------------------------------------------------------------------------------------------------------
Lipper Mid Cap
Core Funds Index          18.03%         -4.90%           9.01%            --              --          11.99%
---------------------------------------------------------------------------------------------------------------
Russell 2000              21.09%          2.49%           6.42%            --              --           8.57%
---------------------------------------------------------------------------------------------------------------
S&P 500                   10.69%        -11.89%          -1.03%            --              --           0.82%
---------------------------------------------------------------------------------------------------------------

*     Quarterly numbers are not annualized.

Past performance does not guarantee future results. Mutual fund performance changes over time. Please visit libertyfunds.com for daily performance updates. The investment return and principal value of an investment in any Liberty Acorn Fund will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost.

Description of indexes: S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. S&P MidCap 400 is a broad market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. Russell 2000 is an unmanaged, market-weighted index of 2000 smaller U.S. companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000. EMI Global ex-US is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by index sponsor, outside the U.S. EMI World ex-US is an index of the bottom 20% of institutionally investable capital of developed countries, selected by index sponsor, outside the U.S. EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an unmanaged, widely recognized international benchmark that comprises 20 major markets in proportion to world stock market capitalization. SSB World Ex-US Cap Range $2-$10 billion is a subset of Salomon Smith Barney's Broad Market Index, representing a mid-cap developed market index excluding the U.S. IFCI Composite is an index of 31 emerging markets which weights securities according to their market capitalization after adjusting for shares held by other constituents in the index. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. Lipper Mid Cap Core Funds Index -- 30 mid-cap core funds; Lipper International Funds Index -- 30 largest non-U.S. funds, not including non-U.S. small cap funds; Lipper International Small Cap Funds Index -- 10 largest non-U.S. funds investing in small cap companies, including Liberty Acorn International; Lipper Small Cap Core Funds Index -- 30 largest small cap core funds, including Liberty Acorn Fund. All indexes are unmanaged and returns include reinvested distributions. A more complete description of each index is included in the Liberty Acorn Funds statement of additional information. It is not possible to invest directly in an index.

>Squirrel Chatter: Imposture Arraigned

[PHOTO OMITTED]

      The Third Earl of Shaftesbury wrote of imposture in 1711, advice that was disregarded by the gullible in the South Sea Bubble of 1720. Today, his comments could easily be applied to Enron.

      "It is only in a free nation, such as ours, that imposture has no privilege and that neither the credit of a court, the power of a nobility, or the awfulness of a church can give her protection or hinder her from being arraigned in every shape and appearance." - 1711, Anthony Ashley Cooper, Third Earl of Shaftesbury(1)

      This has been a bad season for impostors. In recent weeks, Global Crossing, McLeod USA and Kmart have joined Enron in bankruptcy. These are four of the largest failures in financial history. Fund managers have gotten extraordinarily skittish about the companies they follow. Many portfolio managers have seen their results clobbered when one of their big holdings dribbles away to nothing, so the slightest hint of aggressive accounting causes them to dump a stock. After all, you might be excused for holding one stock that collapses, but more than that could be a career ender. As the fearsome Lady Bracknell put it, "To lose one parent, Mr. Worthing, may be regarded as a misfortune; to lose both looks like carelessness."(2)

      Of the latest cohort of corporate calamities, the failure of Kmart affects more consumers, employees and suppliers than the others. Why has Enron hogged the spotlight? The answer seems to be the speed of the collapse, the alleged improper activity of the company management and auditor, the suicide of a former top executive and the widespread political contributions Enron made.

      As everyone now knows, Enron made many side deals in the form of partnerships. No one of them by itself was significant enough to be forbidden but as a group these deals were of overwhelming importance. It's like termites in your floor; one doesn't eat much but a bunch will make your house collapse. If you see one termite, you have a herd of them. By putting losses and debt into suspicious outside partnerships, Enron made its own figures look better than they really were. Some of the flimflam was detectable. Our energy analyst Jason Selch identified some fuzzy accounting when looking at one of Enron's subsidiaries. Following is an excerpt from a letter Jason wrote on November 2, 2000. It was sent to a reporter with Dow Jones who covered Enron. He is writing about a water utility controlled by Enron called Azurix. At the time, Azurix was planning to repurchase its public shares using a loan from Enron.

      "Analysts who have been told that Enron's exposure to Azurix is $487 million ($762 million book value less $275 million proceeds) should know its exposure is double that amount at $1.072 billion. Enron will have to explain its late '98 transaction [formation of Marlin Water Trust, another side deal] which enabled Enron to 1) hide $1.024 billion of debt with a current outstanding balance of $860 million and 2) to account for its investment in Azurix under the equity method and not under the consolidated method."

      "... it is possible that other parties such as the SEC or Enron's auditors might look through the late '98 transaction and require that Enron restate its financial statements for 1998, 1999, and 2000 ..."

      Most investors don't have the experience that Jason has. As an owner of a Liberty Acorn Fund, you can rely on our 19 analysts to do the research for you. The prospectus of the Liberty Acorn Funds warns about the risks of smaller companies,(3) and there certainly are some, but small companies are generally less complex than larger organizations. When making a decision whether or not to invest, we sit down with company management, look at company fundamentals and talk to the competition. We do our homework before putting our money into any stock. Our research is thorough and is designed to help us avoid a potential hot potato like Enron.

      Congress and the media have portrayed Enron's management as fools or knaves. They are accused of deliberately deceiving their employees and investors. They'll get a chance in court to explain their operating plan. Accountants and accounting standards are also receiving intense scrutiny. Some of the partnerships that Enron set up, if they passed the accounting tests, did so by being designed to match the letter of the law, just barely, while violating the spirit of the law egregiously.

2001 Scarlet A Winners

Our analysts do great work on companies, as Jason's example shows. However, the original stock idea often comes from analysts or brokers outside our company. It is these individuals - individuals whose keen eye and professionalism have kept them from falling victim to imposture - that we honor each year with a Scarlet A certificate (A for "Acorn," of course). To be considered for 2001, the recommended domestic stock had to increase more than 68% and gain more than $15 million during the year. On the international side, a 32% increase was required and an $8 million gain.

      Two of our retail stocks, clothing retailer Christopher & Banks and craft store giant Michaels, were among the top performers for the year. Our thanks to Jack Nielsen, currently of HD Brous & Co., Inc., for bringing us Christopher & Banks. The stock increased more than 180% for the year. Michaels was another big winner. Brent Rystrom of Piper Jaffray deserves kudos for finding Michaels early. In 2001, it was up 150%.

      Helen of Troy, up 158%, is a developer and marketer of personal care products such as hair care appliances. Our thanks to Ted Andrews of Scudder Investments who brought this stylin' choice to his brother, Acorn analyst Ben Andrews. Keep up the shoptalk at those family gatherings guys! THQ, a developer of entertainment software, increased 99% in 2001 and earned a Scarlet A for James Lin of Jefferies & Co. Chuck McQuaid credits James with providing him with the confidence to build the position when it dipped in mid-2000.

      Security firm Wackenhut benefited in 2001 from the heightened emphasis on security following the September attacks. The stock increased 121% for the year. Our thanks to Jim MacDonald of First Analysis for the insight he has provided on the stock. Also at First Analysis, David Hess earns a Scarlet A for ITT Educational Services. The stock made the grade in 2001 with a 68% annual return.

      Our thanks to Matthew Kempler of Sidoti & Co. who earns the A for suggesting Kronos, a developer of software and hardware products used to manage employee scheduling and activity. The stock increased 135%. Based in the Netherlands, investment management firm Kempen & Co. (now Dexia) increased 32% in the year winning a Scarlet A for Nils Geenen, of Dexia Securities USA, and Marc DeNatris, currently with Fortis Financial Services and a Scarlet A winner for a second consecutive year.


/s/ Ralph Wanger

Ralph Wanger
Chief Investment Officer, Liberty Wanger Asset Management, L.P.
Lead Portfolio Manager, Liberty Acorn Fund

Finding Your Fund

Some shareholders have told us that they don't know where to find the Liberty Acorn Funds in the newspaper. If you received this report in the mail, you own the Liberty Acorn Funds Class Z shares. In the Wall Street Journal, the Funds are listed as a group under "Liberty Acorn Fds Z." Local papers use a number of different rules in their fund listings. Many newspapers group our funds with all Liberty Funds under the "Liberty" heading. Liberty Acorn Foreign Forty is not listed in most newspapers because its total assets are below the lower limit required by many papers.

--------------------------------------------------------------------------------
None of the Liberty Acorn Funds held shares in Global Crossing, McLeod USA, Kmart or Enron.

(1)   From Characteristicks of Men, Manners, Opinions, Times, Etc., 1711.

(2)   Wilde, Oscar, "The Importance of Being Earnest," 1895.

(3) Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, market or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Liberty Acorn Fund

      >In a Nutshell

[PHOTOS OMITTED]

      Liberty Acorn Fund rose 6.14% in 2001, outperforming its benchmarks but underperforming the Lipper Small Cap Core Index. (see Page 1 for performance data). During the fourth quarter, Liberty Acorn Fund jumped 19.49%, outperforming the large-cap S&P 500 and providing returns similar to the small- and mid-cap indexes. In 2001 and in the previous year, Liberty Acorn Fund was up while market averages went down. We are very pleased to have made you a little money in a very difficult period.

      Liberty Acorn Fund, as always, buys small-cap company stocks. Because of our successful long-term investment process, many of the Fund's small-cap stocks have grown to mid caps. We don't sell stocks just because the company is doing well. This caused Lipper to reclassify the Fund as a mid-cap core fund, so we've added that index into our comparisons. We will continue to run the Fund in the same way we always have, for the shareholders' long-term benefit.

      The Fund's outperformance for the year was due in large part to stocks in our "downstream from technology" theme. International Game Technology acquired another Liberty Acorn Fund holding, Anchor Gaming. Our combined investment went up $70 million for the year. National Data and its two spinouts Global Payments (credit card processing) and NDCHealth (health care claims processing), had a combined gain of over 70%. Employee time clock systems vendor Kronos punched in a 135% gain.

      As we have for more than 30 years, we continue to seek out what we believe are reasonably priced small caps that dominate a market niche and that have solid, long-term growth prospects. Most recently, we have been adding to our weighting in software stocks thanks to analyst Ben Andrews. Ben induced us to overweight his software and services group, as the stocks appeared to be cheap and long-term growth in software spending seems likely. For example, JD Edwards, Kronos and JDA Software all had big gains in the fourth quarter.

      On the consumer side, analyst Susie Hultquist combined fine stock recommendations with a belief that the retail industry was ripe for improving fundamentals. Three of her stocks rose more than 60% in the quarter: Michaels Stores, Christopher & Banks and Furniture Brands International.


/s/ Ralph Wanger                /s/ Charles P. McQuaid

Ralph Wanger                    Charles P. McQuaid
Lead Portfolio Manager          Co-Portfolio Manager

--------------------------------------------------------------------------------

      Clocking Gains
      --------------------------------------------------------------------------

Any small-cap company that replaces electromechanical devices with computer chips is a candidate for Liberty Acorn Fund as part of our "downstream from technology" theme. We first bought Kronos in 1992, recognizing that its computerized payroll clock was superior to conventional motorized models because it provided data more quickly and accurately. Kronos grew earnings as it rapidly gained market share. As it has grown, the company has emphasized software and service and now provides labor analysis and data via the Internet. Kronos is also working to deliver more human resources and payroll functions. The stock rose 135% in 2001 and is up over ten-fold from the Fund's average cost.
--------------------------------------------------------------------------------

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 12/31/01, the Fund's positions in the holdings mentioned were:
International Game Technology, 4.0%; Global Payments, 1.0%; NDCHealth, 1.3%; Kronos, 0.9%; JD Edwards, 1.1%; JDA Software, 0.5%; Michaels Stores, 0.6%; Christopher & Banks, 1.1%; Furniture Brands International, 0.4%.


A                                       4

Liberty Acorn Fund

      >At a Glance                                          Ticker Symbol: ACRNX

Pretax and After-tax Average Annual Total Returns (Class Z)
--------------------------------------------------------------------------------
      >through December 31, 2001

                       ---------------------------------
                        1 year      5 years    10 years
                       ---------------------------------
Returns before taxes      6.14%     15.60%      16.61%
--------------------------------------------------------
Returns after taxes       5.64      12.97       14.17
on distributions
--------------------------------------------------------
Returns after taxes       4.13      12.41       13.47
on distributions and
sale of fund shares
--------------------------------------------------------
Russell 2000 (pretax)     2.49       7.52       11.51
--------------------------------------------------------
S&P 500 (pretax)        -11.89      10.70       12.94
--------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

--------------------------------------------------------------------------------

Liberty Acorn Fund Portfolio Diversification
--------------------------------------------------------------------------------
      >as a % of net assets, as of December 31, 2001

                                  [PIE CHART]

26.5% Information

      Software & Services 14.6%
      Computer Related Hardware 7.8%
      Media 2.4%
      Telecommunications 1.7%

4.8% Real Estate

8.5% Energy/Minerals

8.8% Health Care

17.9% Consumer Goods/Services

16.6% Finance

8.9% Industrial Goods/Services

8.0% Other*

*Other includes cash and other assets less liabilities of 6.7%. Foreign equities within the portfolio were 7.2% diversified by country as follows: 5.2% Europe; 1.1% Canada; 0.6% Asia without Japan; 0.3% Japan.
--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Liberty Acorn Fund
--------------------------------------------------------------------------------
      >June 10, 1970 through December 31, 2001

This graph compares the results of $10,000 invested in the Liberty Acorn Fund on June 10, 1970 (the date the Fund shares were first offered to the public) to the S&P 500 Stock Index. The S&P 500 is a broad, market-weighted average of U.S. blue-chip company stock performance. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Performance changes over time. Visit libertyfunds.com for daily updates.

Liberty Acorn Fund NAV on 12/31/01: $17.88

Total Net Assets: $4,963.3 million

    [The following was represented by a line graph in the printed material.]

LINE CHART:
                          ACORN           S&P 500
6/30/70                    9,694.96        9,819.82
7/31/70                   10,517.24       10,574.99
8/31/70                   11,223.08       11,081.08
9/30/70                   12,022.83       11,481.19
10/31/70                  11,916.20       11,385.80
11/30/70                  12,169.45       11,962.11
12/31/70                  13,586.67       12,676.21
1/31/71                   14,953.38       13,224.70
2/28/71                   15,837.72       13,378.38
3/31/71                   17,020.50       13,905.67
4/30/71                   18,230.49       14,446.21
5/31/71                   17,275.94       13,881.82
6/30/71                   17,397.32       13,928.19
7/31/71                   17,289.43       13,388.98
8/31/71                   17,640.07       13,908.32
9/30/71                   17,571.46       13,846.05
10/31/71                  16,516.36       13,304.19
11/30/71                  15,677.69       13,306.84
12/31/71                  17,828.47       14,489.93
1/31/72                   18,652.50       14,788.02
2/29/72                   19,648.78       15,197.40
3/31/72                   20,119.24       15,323.26
4/30/72                   20,672.73       15,426.60
5/31/72                   20,824.93       15,731.32
6/30/72                   20,562.03       15,425.28
7/31/72                   19,521.45       15,498.15
8/31/72                   19,129.91       16,070.48
9/30/72                   18,962.10       16,029.41
10/31/72                  18,920.15       16,218.87
11/30/72                  19,745.20       17,000.53
12/31/72                  19,367.63       17,241.65
1/31/73                   18,270.13       16,984.63
2/28/73                   16,883.49       16,385.80
3/31/73                   16,563.49       16,399.05
4/30/73                   15,054.95       15,373.61
5/31/73                   13,637.84       15,515.37
6/30/73                   13,637.84       15,453.10
7/31/73                   15,214.59       16,081.08
8/31/73                   14,555.09       15,532.59
9/30/73                   16,825.01       16,196.34
10/31/73                  17,469.17       16,222.84
11/30/73                  14,877.17       14,423.69
12/31/73                  14,769.81       14,708.53
1/31/74                   15,110.61       14,603.87
2/28/74                   15,188.10       14,593.27
3/31/74                   15,017.62       14,293.85
4/30/74                   13,824.27       13,781.13
5/31/74                   12,925.38       13,365.13
6/30/74                   12,506.93       13,212.77
7/31/74                   11,718.21       12,366.19
8/31/74                   10,621.59       11,176.47
9/30/74                    9,697.29        9,888.71
10/31/74                  12,015.87       11,551.40
11/30/74                  11,436.22       10,987.02
12/31/74                  10,684.25       10,816.11
1/31/75                   12,371.50       12,191.31
2/28/75                   12,895.58       12,969.00
3/31/75                   13,022.63       13,298.89
4/30/75                   13,642.00       13,975.89
5/31/75                   14,928.38       14,642.29
6/30/75                   15,944.78       15,341.81
7/31/75                   15,106.09       14,353.47
8/31/75                   14,224.10       14,100.42
9/30/75                   13,646.80       13,660.57
10/31/75                  14,159.96       14,553.52
11/30/75                  14,224.10       14,964.23
12/31/75                  13,951.49       14,842.34
1/31/76                   16,285.66       16,649.44
2/29/76                   17,970.94       16,509.01
3/31/76                   18,959.43       17,065.45
4/30/76                   18,943.22       16,932.96
5/31/76                   19,461.77       16,744.83
6/30/76                   20,498.87       17,486.75
7/31/76                   19,796.27       17,403.29
8/31/76                   19,861.60       17,371.49
9/30/76                   20,727.28       17,819.29
10/31/76                  19,926.94       17,488.08
11/30/76                  21,217.29       17,416.53
12/31/76                  23,046.65       18,394.28
1/31/77                   24,091.14       17,523.85
2/28/77                   23,235.44       17,204.56
3/31/77                   23,910.12       17,024.38
4/30/77                   24,486.07       17,094.59
5/31/77                   24,979.75       16,759.41
6/30/77                   26,608.86       17,587.44
7/31/77                   26,441.52       17,368.84
8/31/77                   25,777.99       17,070.75
9/30/77                   25,628.70       17,097.24
10/31/77                  24,666.59       16,430.84
11/30/77                  26,740.11       16,950.19
12/31/77                  27,171.40       17,077.37
1/31/78                   25,528.78       16,096.98
2/28/78                   25,780.54       15,771.07
3/31/78                   26,754.03       16,234.76
4/30/78                   28,919.19       17,698.73
5/31/78                   30,094.08       17,861.69
6/30/78                   30,094.08       17,616.59
7/31/78                   32,149.92       18,643.35
8/31/78                   35,492.16       19,203.76
9/30/78                   34,745.67       19,142.82
10/31/78                  28,519.27       17,473.50
11/30/78                  30,826.60       17,848.44
12/31/78                  31,776.68       18,199.52
1/31/79                   33,357.02       19,006.36
2/28/79                   32,583.84       18,395.60
3/31/79                   36,376.09       19,492.58
4/30/79                   36,504.95       19,617.12
5/31/79                   37,057.22       19,189.19
6/30/79                   40,131.51       20,023.85
7/31/79                   41,505.15       20,292.79
8/31/79                   44,852.34       21,463.96
9/30/79                   45,298.63       21,555.38
10/31/79                  42,063.02       20,174.88
11/30/79                  45,614.76       21,134.08
12/31/79                  47,790.43       21,585.85
1/31/80                   50,478.17       22,927.93
2/29/80                   50,602.40       22,926.60
3/31/80                   42,258.39       20,696.87
4/30/80                   44,556.61       21,654.74
5/31/80                   47,393.16       22,768.95
6/30/80                   49,111.66       23,489.67
7/31/80                   52,126.68       25,123.21
8/31/80                   54,232.81       25,377.58
9/30/80                   56,696.98       26,124.80
10/31/80                  57,876.41       26,653.42
11/30/80                  61,793.81       29,492.58
12/31/80                  62,594.14       28,602.28
1/31/81                   61,405.12       27,405.94
2/28/81                   61,124.84       27,881.56
3/31/81                   65,118.86       28,997.09
4/30/81                   65,445.86       28,436.67
5/31/81                   66,637.06       28,509.54
6/30/81                   64,184.59       28,330.68
7/31/81                   61,688.06       28,388.98
8/31/81                   57,933.55       26,750.13
9/30/81                   54,131.51       25,431.90
10/31/81                  57,600.87       26,804.45
11/30/81                  58,955.35       27,910.70
12/31/81                  58,004.84       27,195.28
1/31/82                   55,855.47       26,840.22
2/28/82                   54,397.10       25,339.16
3/31/82                   53,546.39       25,206.68
4/30/82                   55,247.82       26,346.05
5/31/82                   54,299.88       25,447.80
6/30/82                   53,692.23       25,066.24
7/31/82                   52,745.55       24,619.77
8/31/82                   55,713.27       27,608.64
9/30/82                   56,586.13       27,953.10
10/31/82                  62,596.38       31,169.85
11/30/82                  67,559.20       32,429.78
12/31/82                  68,207.61       33,053.79
1/31/83                   71,999.11       34,283.25
2/28/83                   75,490.61       35,068.89
3/31/83                   77,580.23       36,364.60
4/30/83                   80,463.36       39,228.93
5/31/83                   85,065.81       38,888.45
6/30/83                   87,777.18       40,401.43
7/31/83                   85,603.55       39,209.06
8/31/83                   83,886.11       39,798.62
9/30/83                   85,388.87       40,347.11
10/31/83                  82,356.51       39,880.76
11/30/83                  85,254.69       40,722.05
12/31/83                  85,388.87       40,510.07
1/31/84                   82,835.92       40,283.52
2/29/84                   79,613.73       38,865.92
3/31/84                   80,298.09       39,538.95
4/30/84                   80,212.54       39,913.88
5/31/84                   77,304.02       37,705.35
6/30/84                   79,416.93       38,524.11
7/31/84                   78,263.87       38,045.84
8/31/84                   87,574.82       42,248.28
9/30/84                   87,718.95       42,257.55
10/31/84                  87,978.39       42,420.51
11/30/84                  87,401.86       41,946.21
12/31/84                  89,044.97       43,051.14
1/31/85                   98,794.38       46,405.67
2/28/85                  100,452.21       46,974.03
3/31/85                   99,746.10       47,004.50
4/30/85                   99,838.20       46,960.78
5/31/85                  105,732.71       49,674.09
6/30/85                  107,107.02       50,451.78
7/31/85                  108,624.73       50,378.91
8/31/85                  107,664.55       49,948.33
9/30/85                  103,142.39       48,386.33
10/31/85                 107,695.52       50,621.36
11/30/85                 114,788.49       54,092.47
12/31/85                 117,142.49       56,710.39
1/31/86                  119,847.97       57,027.03
2/28/86                  126,520.80       61,289.08
3/31/86                  132,667.70       64,708.53
4/30/86                  134,935.80       63,979.86
5/31/86                  139,176.17       67,383.41
6/30/86                  141,428.67       68,522.79
7/31/86                  134,782.15       64,689.98
8/31/86                  138,981.69       69,487.28
9/30/86                  132,004.50       63,742.71
10/31/86                 134,914.42       67,417.86
11/30/86                 136,501.65       69,096.45
12/31/86                 136,843.05       67,294.65
1/31/87                  147,564.32       76,356.65
2/28/87                  157,863.86       79,373.34
3/31/87                  160,298.29       81,664.02
4/30/87                  155,054.89       80,938.00
5/31/87                  158,912.54       81,640.17
6/30/87                  164,942.45       85,763.12
7/31/87                  170,979.84       90,107.31
8/31/87                  179,877.58       93,469.79
9/30/87                  180,518.52       91,420.24
10/31/87                 135,087.27       71,731.58
11/30/87                 133,089.05       65,826.71
12/31/87                 142,922.51       70,828.03
1/31/88                  147,022.39       73,807.63
2/29/88                  158,881.16       77,248.28
3/31/88                  159,366.10       74,860.89
4/30/88                  163,642.31       75,688.92
5/31/88                  161,393.99       76,343.40
6/30/88                  169,946.42       79,847.64
7/31/88                  171,143.95       79,544.25
8/31/88                  167,856.14       76,844.20
9/30/88                  173,543.17       80,117.91
10/31/88                 174,831.64       82,348.97
11/30/88                 172,343.56       81,175.15
12/31/88                 178,370.18       82,591.41
1/31/89                  185,924.92       88,639.37
2/28/89                  189,702.28       86,430.84
3/31/89                  192,253.23       88,447.27
4/30/89                  200,936.27       93,039.22
5/31/89                  208,098.55       96,803.13
6/30/89                  204,223.07       96,254.64
7/31/89                  215,944.73      104,944.36
8/31/89                  221,421.95      106,996.56
9/30/89                  226,493.46      106,562.00
10/31/89                 213,358.26      104,088.50
11/30/89                 217,567.61      106,210.92
12/31/89                 222,681.33      108,761.26
1/31/90                  208,257.89      101,459.99
2/28/90                  210,852.03      102,766.30
3/31/90                  217,233.62      105,490.20
4/30/90                  210,955.80      102,857.71
5/31/90                  226,001.83      112,886.86
6/30/90                  229,685.52      112,125.07
7/31/90                  226,379.41      111,766.03
8/31/90                  195,903.25      101,664.02
9/30/90                  175,081.35       96,715.69
10/31/90                 170,958.72       96,303.66
11/30/90                 177,742.80      102,529.15
12/31/90                 183,674.24      105,385.53
1/31/91                  194,614.61      109,974.83
2/28/91                  210,517.63      117,839.16
3/31/91                  219,033.08      120,692.90
4/30/91                  226,082.29      120,979.07
5/31/91                  236,740.69      126,197.67
6/30/91                  226,533.44      120,416.00
7/31/91                  237,001.03      126,029.41
8/31/91                  245,976.62      129,014.31
9/30/91                  246,203.85      126,856.12
10/31/91                 253,986.48      128,561.21
11/30/91                 246,771.93      123,381.03
12/31/91                 270,640.85      137,492.05
1/31/92                  285,157.09      134,929.78
2/29/92                  295,550.72      136,683.89
3/31/92                  293,460.39      134,018.28
4/30/92                  284,576.44      137,954.43
5/31/92                  285,795.81      138,630.10
6/30/92                  278,828.01      136,567.30
7/31/92                  289,312.86      142,146.26
8/31/92                  284,680.57      139,238.21
9/30/92                  289,723.32      140,877.05
10/31/92                 305,027.46      141,360.63
11/30/92                 322,837.34      146,173.82
12/31/92                 336,210.38      147,927.93
1/31/93                  350,677.58      149,205.09
2/28/93                  349,705.00      151,238.74
3/31/93                  368,609.61      154,428.99
4/30/93                  359,370.06      150,696.87
5/31/93                  388,973.10      154,728.40
6/30/93                  393,410.52      155,181.51
7/31/93                  391,412.72      154,556.17
8/31/93                  417,245.71      160,421.30
9/30/93                  429,427.62      159,193.16
10/31/93                 445,772.20      162,484.10
11/30/93                 428,937.90      160,935.35
12/31/93                 444,888.87      162,881.56
1/31/94                  447,121.29      168,418.12
2/28/94                  441,699.70      163,847.38
3/31/94                  420,332.28      156,703.76
4/30/94                  423,840.37      158,713.57
5/31/94                  419,056.61      161,318.23
6/30/94                  404,705.36      157,363.54
7/31/94                  417,780.95      162,531.80
8/31/94                  437,059.21      169,194.49
9/30/94                  431,587.92      165,056.97
10/31/94                 429,978.72      168,765.24
11/30/94                 413,243.02      162,619.24
12/31/94                 411,750.28      165,031.80
1/31/95                  404,013.14      169,311.08
2/28/95                  417,132.63      175,910.17
3/31/95                  423,187.78      181,100.95
4/30/95                  427,897.35      186,433.49
5/31/95                  441,016.84      193,884.47
6/30/95                  458,845.90      198,387.65
7/31/95                  481,142.57      204,966.88
8/31/95                  486,243.02      205,482.25
9/30/95                  496,103.89      214,154.74
10/31/95                 475,362.06      213,388.98
11/30/95                 488,963.26      222,755.70
12/31/95                 497,406.80      227,046.90
1/31/96                  505,453.08      234,774.77
2/29/96                  525,203.06      236,951.51
3/31/96                  535,443.79      239,231.58
4/30/96                  563,971.53      242,759.67
5/31/96                  584,087.25      249,019.61
6/30/96                  572,749.30      249,969.53
7/31/96                  543,209.20      238,926.87
8/31/96                  563,987.69      243,966.61
9/30/96                  584,766.19      257,697.40
10/31/96                 581,797.83      264,805.25
11/30/96                 598,123.79      284,821.14
12/31/96                 609,569.17      279,177.27
1/31/97                  631,049.99      296,618.97
2/28/97                  622,944.02      298,944.09
3/31/97                  594,573.12      286,661.37
4/30/97                  597,815.50      303,774.51
5/31/97                  645,235.45      322,269.48
6/30/97                  674,822.25      336,707.74
7/31/97                  709,392.44      363,497.62
8/31/97                  712,680.47      343,134.61
9/30/97                  767,343.97      361,926.34
10/31/97                 744,738.76      349,839.69
11/30/97                 744,738.76      366,034.71
12/31/97                 761,852.26      372,319.82
1/31/98                  748,399.90      376,438.79
2/28/98                  803,106.18      403,589.03
3/31/98                  853,328.34      424,256.76
4/30/98                  865,883.88      428,524.11
5/31/98                  833,149.80      421,159.25
6/30/98                  850,977.75      438,265.77
7/31/98                  802,766.29      433,599.63
8/31/98                  656,312.61      370,910.17
9/30/98                  684,966.59      394,671.44
10/31/98                 719,533.30      426,775.30
11/30/98                 749,096.93      452,640.43
12/31/98                 807,685.20      478,724.17
1/31/99                  807,205.86      498,742.71
2/28/99                  770,776.14      483,241.92
3/31/99                  778,924.89      502,575.52
4/30/99                  842,676.90      522,038.95
5/31/99                  856,098.38      509,711.18
6/30/99                  901,843.77      537,999.47
7/31/99                  914,942.10      521,200.32
8/31/99                  888,260.33      518,622.15
9/30/99                  883,409.10      504,403.82
10/31/99                 910,090.86      536,323.53
11/30/99                 974,612.23      547,225.76
12/31/99               1,077,255.41      579,455.48
1/31/00                1,051,094.32      550,341.81
2/29/00                1,128,996.23      539,924.48
3/31/00                1,081,906.27      592,744.17
4/30/00                1,044,699.39      574,910.97
5/31/00                1,022,607.81      563,115.53
6/30/00                1,062,104.69      576,998.01
7/31/00                1,066,422.19      567,977.21
8/31/00                1,144,137.16      603,256.76
9/30/00                1,163,257.52      571,408.85
10/31/00               1,133,651.81      568,992.98
11/30/00               1,074,005.42      524,133.94
12/31/00               1,185,608.29      526,699.13
1/31/01                1,207,653.30      545,385.93
2/28/01                1,177,341.41      495,656.73
3/31/01                1,124,295.60      464,256.76
4/30/01                1,223,498.15      500,334.39
5/31/01                1,275,166.15      503,686.41
6/30/01                1,293,235.57      491,427.40
7/31/01                1,268,729.21      486,589.69
8/31/01                1,218,316.13      456,128.38
9/30/01                1,053,073.26      419,294.91
10/31/01               1,097,884.88      427,290.41
11/30/01               1,182,606.87      460,066.24
12/31/01               1,258,355.97      464,096.71

                Average Annual Total Return
-------------------------------------------------------------
1 Year          5 Years          10 Years        Life of Fund
6.14%           15.60%           16.61%          16.55%

Liberty Acorn Fund
$1,258,356

S&P 500
$464,097

--------------------------------------------------------------------------------

Liberty Acorn Fund Top 10 Holdings
--------------------------------------------------------------------------------

1. International Game Technology                        4.0%

Slot Machines & Progressive Jackpots

2. AmeriCredit                                          2.8%

Auto Lending

3. SEI Investments                                      2.0%

Mutual Fund Administration & Investment Management

4. XTO Energy                                           2.0%

Natural Gas Producer

5. Harley-Davidson                                      1.6%

Motorcycles & Related Merchandise

6. Expeditors International of Washington               1.6%

International Freight Forwarder

7. Affiliated Managers Group                            1.6%

Mutual Fund & Pension Manager

8. First Health Group                                   1.5%

PPO Network

9. NDCHealth                                            1.3%

Health Claim Processing & Drug Marketing Services

10. Christopher & Banks                                 1.1%

Specialty Women's Retailer

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.
--------------------------------------------------------------------------------


                                         5                                     A

Liberty Acorn International

      >In a Nutshell

[PHOTO OMITTED]

      The last quarter of 2001 once again proved how hard it is to forecast markets. There was worldwide panic after the September 11 attacks but equities rallied around the globe in the ensuing three months. Liberty Acorn International posted a 12.83% gain for the quarter as larger Fund positions regained their footing at year end. By comparison, Fund benchmarks the EMI Global ex-US and EMI World ex-US rose 9.24% and 8.25%, respectively, and the EAFE increased 6.97%.

      The strong showing in the fourth quarter enabled Liberty Acorn International to improve its Lipper International Small-Cap Funds percentile ranking, finishing nicely above the median for the year.* But annual performance for the Fund, most of its benchmarks and peers were all in the red (see Page 1 for performance data). The Fund was off 21.11% for the year while the EMI Global ex-US declined 14.66% and the EMI World ex-US fell 15.70%.

      Currency was a net drag on performance for the third year in a row as the dollar strengthened against foreign currencies. The total currency effect on the Fund in 2001 was a loss of $88.9 million. The yen was particularly weak this year, down 6% in December alone, finishing the year at a three-year low.

      The strong rally in the fourth quarter helped our portfolio. Technology and consumer cyclical stocks rebounded strongly. In Liberty Acorn International, computer/IT service provider Systex (Taiwan), up 59%, and contract manufacturer Venture Manufacturing (Singapore), up 45%, contributed some of the largest gains in the quarter. In the consumer cyclical sector, TVB (Hong Kong) and tollway restaurant operator Autogrill (Italy) finished the quarter up 59% and 39%, respectively.

      For the year, the worst performers in the Fund included telecom services company Teleca (Sweden), ERG, a manufacturer and distributor of smartcards (Australia), and temporary services firm Hays (UK). All three were sold out of the Fund.

      With the low interest rate environment and down markets, we decided this was a good time to invest the Fund's cash. We reduced our cash position from 12% to 5%. We cannot say when the recovery phase of this investment cycle will begin in earnest but we do feel this is a stock-pickers market. To assist us in finding new investment opportunities, we added four new members to the team in 2001. Their knowledge of international investing and unique expertise will be focused on enhancing the research process and deepening our knowledge of the companies in the portfolio.


/s/ Leah Joy Zell

Leah Joy Zell
Lead Portfolio Manager

--------------------------------------------------------------------------------

      Cheil Ads Up Gains
      --------------------------------------------------------------------------

Cheil Communications is the largest advertising agency in Korea. The company's 16% market share, debt-free balance sheet, 96% client retention rate and low trading multiple are superior to comparable advertising stocks. With the company's heavy reliance on media buying, it has minimal capital expenditure requirements. The shares have doubled in the past year and were up 45% in the fourth quarter. Cheil Communications should also be a major beneficiary of both a cyclical recovery in advertising and some major promotional events in 2002. Samsung Electronics, its largest client, is an official sponsor of the Winter Olympic Games in Salt Lake City. Three major events in Korea - The World Cup, Asian Games and presidential election - are expected to increase domestic ad spending.

--------------------------------------------------------------------------------

* Liberty Acorn International was in the 41st percentile for the 1-year period ranking 35 of 86 funds in the Lipper International Small-Cap Funds category through 12/31/01. For the 3-year period, the Fund ranked 26 of 63 funds (42nd percentile), and for the 5-year period the Fund ranked 15 of 25 funds (60th percentile).

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 12/31/01, the Fund's positions in the holdings mentioned were: Systex, 0.6%; Venture Manufacturing, 0.9%; TVB, 1.6%; Autogrill, 1.7%; Cheil Communications, 0.5%.


I                                        6

Liberty Acorn International

      >At a Glance                                          Ticker Symbol: ACINX

Pretax and After-tax Average Annual Total Returns (Class Z)
--------------------------------------------------------------------------------
      >through December 31, 2001

                      ----------------------------------
                                                Life of
                        1 year      5 years      Fund
                      ----------------------------------
Returns before taxes    -21.11%      5.51%      11.01%
--------------------------------------------------------
Returns after taxes     -21.40       3.97       10.04
on distributions
--------------------------------------------------------
Returns after taxes     -12.52       4.51        9.39
on distributions and
sale of fund shares
--------------------------------------------------------
SSB EMI Global          -14.66      -1.57        3.51
ex-US (pretax)
--------------------------------------------------------
SSB EMI World           -15.70      -1.05        4.17
ex-US (pretax)
--------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

--------------------------------------------------------------------------------

Liberty Acorn International Portfolio Diversification
--------------------------------------------------------------------------------
      >as a % of net assets, as of December 31, 2001

                                  [PIE CHART]

16.3% Industrials

0.5% Computer Hardware

0.7% Telecommunication

1.0% Computer Software

2.5% Technology Services

10.0% Broadcasting & Media Content

12.1% Financials

14.0% Business Services

13.3% Consumer Goods & Services

12.5% Health Care

12.4% Other Industries

4.7% Other*

*     Cash and other assets less liabilities.
--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Liberty Acorn International
--------------------------------------------------------------------------------
      >September 23, 1992 through December 31, 2001

This graph compares the results of $10,000 invested in Liberty Acorn International on September 23, 1992 (the date Fund shares were first offered to the public) with the EMI Global ex-U.S. and the EMI World ex-U.S. The EMI Global ex-U.S. is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of developed and emerging countries, as selected by Salomon, excluding the U.S. The EMI World ex-U.S. is Salomon's index of the bottom 20% of institutionally investable capital of developed countries outside the U.S. The indexes are unmanaged and returns for the index and Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Performance changes over time. Visit libertyfunds.com for daily updates.

Liberty Acorn International NAV as of 12/31/01: $18.47

Total Net Assets: $1,670.4 million

    [The following was represented by a line graph in the printed material.]

LINE CHART:
                ACORN
                INTERNATIONAL    EMI GLOBAL     EMI WORLD
9/30/92         10,010.00        10,000.00      10,052.68
10/31/92        10,380.00         9,383.91       9,434.07
11/30/92        10,570.00         9,403.64       9,454.11
12/31/92        10,690.00         9,537.99       9,589.81
1/31/93         10,780.00         9,623.14       9,674.17
2/28/93         11,460.00         9,965.42      10,017.73
3/31/93         12,000.00        10,968.72      11,027.83
4/30/93         12,450.00        11,975.88      12,041.59
5/31/93         12,910.00        12,611.24      12,680.54
6/30/93         12,920.00        12,126.87      12,193.33
7/31/93         12,920.00        12,500.36      12,569.49
8/31/93         13,760.00        13,145.38      13,216.49
9/30/93         13,910.00        12,871.06      12,940.72
10/31/93        14,560.00        12,825.71      12,894.60
11/30/93        14,620.00        11,753.47      11,815.28
12/31/93        15,940.00        12,508.74      12,575.94
1/31/94         16,630.00        13,759.70      13,833.83
2/28/94         16,570.00        13,855.89      13,930.32
3/31/94         15,850.00        13,629.22      13,701.64
4/30/94         15,960.00        14,036.94      14,113.12
5/31/94         15,870.00        13,834.01      13,911.21
6/30/94         15,550.00        14,122.63      14,203.30
7/31/94         15,980.00        14,289.36      14,365.63
8/31/94         16,481.42        14,451.92      14,518.48
9/30/94         16,491.49        14,040.47      14,098.22
10/31/94        16,521.67        14,277.78      14,359.49
11/30/94        15,606.04        13,454.41      13,462.95
12/31/94        15,334.37        13,537.59      13,644.40
1/31/95         14,640.09        12,974.16      13,201.09
2/28/95         14,549.54        12,760.27      13,007.97
3/31/95         14,811.15        13,250.60      13,562.50
4/30/95         15,263.93        13,662.71      13,969.27
5/31/95         15,505.42        13,487.73      13,724.69
6/30/95         15,726.78        13,338.72      13,555.76
7/31/95         16,582.19        14,086.05      14,346.38
8/31/95         16,411.03        13,752.70      13,983.33
9/30/95         16,823.83        13,845.26      14,084.50
10/31/95        16,300.28        13,431.41      13,686.84
11/30/95        16,068.72        13,547.03      13,831.82
12/31/95        16,703.01        14,056.19      14,362.14
1/31/96         17,357.44        14,387.96      14,617.95
2/29/96         17,880.98        14,555.97      14,845.41
3/31/96         18,203.16        14,862.82      15,187.30
4/30/96         18,787.11        15,629.24      15,987.38
5/31/96         19,340.86        15,506.84      15,857.57
6/30/96         19,592.56        15,499.60      15,859.95
7/31/96         18,967.86        14,897.89      15,259.26
8/31/96         19,240.41        15,045.70      15,414.03
9/30/96         19,361.55        15,129.60      15,499.93
10/31/96        19,553.35        15,033.27      15,438.99
11/30/96        20,088.37        15,292.76      15,691.41
12/31/96        20,152.94        14,905.94      15,402.90
1/31/97         20,635.96        14,691.41      15,069.93
2/28/97         20,892.88        14,986.39      15,323.23
3/31/97         20,584.57        14,800.13      15,120.21
4/30/97         20,286.54        14,599.15      14,894.44
5/31/97         21,170.35        15,460.09      15,849.60
6/30/97         21,807.52        15,852.56      16,208.18
7/31/97         21,951.07        15,699.61      15,962.54
8/31/97         20,788.10        15,012.49      15,281.36
9/30/97         21,660.33        15,252.54      15,553.16
10/31/97        20,486.98        14,513.08      14,938.27
11/30/97        20,268.92        13,840.66      14,271.05
12/31/97        20,190.28        13,552.76      13,955.19
1/31/98         20,475.73        13,978.17      14,537.28
2/28/98         22,122.58        15,035.12      15,622.00
3/31/98         23,857.25        15,762.14      16,356.17
4/30/98         24,351.30        15,889.61      16,480.66
5/31/98         24,768.50        16,024.60      16,788.18
6/30/98         24,334.71        15,459.87      16,297.97
7/31/98         24,491.42        15,362.16      16,185.57
8/31/98         21,368.43        13,343.32      14,199.96
9/30/98         20,428.17        13,047.55      13,829.58
10/31/98        21,110.98        13,946.61      14,806.63
11/30/98        22,308.68        14,427.09      15,281.18
12/31/98        23,304.90        14,732.83      15,650.88
1/31/99         23,842.19        14,630.14      15,602.95
2/28/99         23,125.81        14,356.05      15,299.95
3/31/99         23,573.55        14,977.98      15,874.94
4/30/99         24,983.93        15,891.57      16,734.80
5/31/99         25,140.64        15,500.93      16,295.60
6/30/99         27,222.29        16,103.95      16,851.57
7/31/99         28,190.89        16,623.47      17,482.03
8/31/99         29,001.82        16,915.99      17,752.42
9/30/99         29,486.12        16,839.15      17,710.62
10/31/99        30,758.82        16,685.55      17,533.62
11/30/99        35,365.32        17,285.70      18,132.64
12/31/99        41,761.14        18,462.29      19,329.70
1/31/00         41,607.48        18,110.39      18,851.22
2/29/00         48,297.77        18,807.14      19,641.25
3/31/00         46,808.41        18,890.64      19,720.09
4/30/00         41,359.25        17,650.24      18,516.19
5/31/00         38,285.97        17,281.11      18,195.50
6/30/00         40,170.93        18,330.81      19,375.30
7/31/00         39,669.10        17,723.45      18,710.26
8/31/00         40,562.60        18,230.90      19,285.96
9/30/00         38,494.08        17,294.82      18,354.72
10/31/00        35,629.97        16,248.39      17,341.57
11/30/00        32,730.08        15,532.36      16,627.53
12/31/00        33,402.33        16,139.41      17,333.83
1/31/01         34,914.89        16,439.94      17,504.15
2/28/01         32,407.96        15,801.17      16,816.70
3/31/01         29,284.81        14,577.35      15,486.59
4/30/01         30,419.23        15,531.47      16,592.30
5/31/01         30,223.16        15,500.30      16,552.02
6/30/01         28,746.52        14,974.45      15,957.45
7/31/01         27,590.95        14,535.34      15,539.34
8/31/01         27,034.56        14,496.04      15,487.55
9/30/01         23,353.87        12,608.14      13,498.62
10/31/01        24,466.64        13,120.43      14,054.83
11/30/01        25,850.46        13,659.83      14,588.99
12/31/01        26,349.78        13,773.40      14,612.00

         Average Annual Total Return
----------------------------------------------
1 Year          5 Years           Life of Fund
-21.11%         5.51%             11.01%

Liberty Acorn International
$26,350

EMI World ex-US
$14,612

EMI Global ex-US
$13,773

--------------------------------------------------------------------------------

Liberty Acorn International Top 10 Holdings
--------------------------------------------------------------------------------

1. Rhoen-Klinikum (Germany)                             3.4%

Hospital Management

2. Serco Group (United Kingdom)                         2.2%

Facilities Management

3. Capita Group (United Kingdom)                        2.1%

Outsourcing Services

4. Smith & Nephew (United Kingdom)                      1.9%

Medical Equipment & Supplies

5. Autogrill (Italy)                                    1.7%

Restaurants & Catering for Travelers

6. Power Financial (Canada)                             1.6%

Life Insurance & Mutual Funds

7. TVB (Hong Kong)                                      1.6%

Television Broadcasting

8. Orix (Japan)                                         1.5%

Leasing & Other Financial Services

9. SSL International (United Kingdom)                   1.4%

Medical & Footcare Products

10. Li & Fung (Hong Kong)                               1.3%

Sourcing of Consumer Goods

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


                                         7                                     I

Liberty Acorn USA

      >In a Nutshell

[PHOTO OMITTED]

      Liberty Acorn USA ended the year up 19.25%, strongly outperforming the Russell 2000's 2.49% gain for the year. While it was an outstanding year for the Fund, the fourth quarter was not as good as the benchmark. Several stocks that had powered gains early in the year fell back in the last quarter. The Fund was up 12.53% in the quarter while the Russell 2000 gained 21.09%.

      The year's outperformance can be largely attributed to a strong showing from technology stocks. Our tech stocks increased roughly 30% in 2001 vs. the Russell 2000 tech component, which fell 21%. JDA Software, a software and services provider for retailers (see box for more on this stock), was up 71% for the 12 months. Micros Systems, a provider of hotel and restaurant software and systems, increased 38%. The hospitality industry was stunned by the September 11 atrocities. The industry is now recovering and Micros Systems ended up with a good gain for the year. Health claim and credit card processors NDCHealth (formerly, National Data) and Global Payments had strong years. These stocks tend to move with the technology sector and benefit from having strong recurring revenues.

      September 11 caused most stocks to drop sharply. One exception was Wackenhut, a security company that more than doubled in 2001 as the nation's heightened emphasis on security fueled interest in the stock. ITT Educational Services ended the year up 68%, overcoming news of competitor DeVry's missed earnings. AmeriCredit was strong in the first half of the year but weakened in the second half, as the market grew nervous about the prospects for sub-prime lenders in a weak economy. The stock finished the year up 16%. We believe AmeriCredit remains attractively valued and the credit quality fears are overblown.

      On the downside for the year: Tektronix, a manufacturer of analytical instruments, fell in half as its main customer base, the semiconductor industry, had its own problems. We sold out of the stock in the third quarter. Novoste, a developer of radiated stents used in heart surgery, declined as drug-coated stents stole market share. Jason Selch, our energy analyst, was onto the problems at Enron but liked Dynegy, a competitor of Enron's in the energy trading business. Even though Dynegy did not engage in funny-money accounting, the stock suffered collateral damage when Enron collapsed. The end for Enron leaves Dynegy as the major player in the energy trading business.

      Liberty Acorn USA, like our other funds, invests for the long term. We don't try to jump in and out of the latest hot sector. Looking at companies one at a time, paying close attention to valuations, allowed us to do well in technology even though tech had a down year.


/s/ Robert A. Mohn

Robert A. Mohn
Lead Portfolio Manager

--------------------------------------------------------------------------------

      JDA Software Soared
      --------------------------------------------------------------------------

JDA Software provides systems used by retailers that help with such things as merchandising, purchasing and warehousing. It is the leading systems provider for the roughly 3,000 retailers in the $100 million to $5 billion annual revenue range. In recent years, JDA Software has purchased companies with expertise in merchandising, space planning and inventory optimization - great additional services to offer its existing customer base. We started building a position in the stock in early 2000 when, despite its strong business fundamentals and healthy balance sheet, the stock was ignored because it was not an Internet play. As the tech sector lurched through 2000, we took advantage of further slides in price to add to the Fund's position. By the end of 2001, we had more than doubled our average investment.

--------------------------------------------------------------------------------

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 12/31/01, the Fund's positions in the holdings mentioned were: JDA Software, 4.4%; Micros Systems, 4.6%; NDCHealth, 3.2%; Global Payments, 2.5%; ITT Educational Services, 4.2%; Wackenhut, 2.8%; AmeriCredit, 6.0%; Novoste, 1.0%; Dynegy, 0.7%.


U                                       8

Liberty Acorn USA

      >At a Glance                                          Ticker Symbol: AUSAX

Pretax and After-tax Average Annual Total Returns (Class Z)
--------------------------------------------------------------------------------
      >through December 31, 2001

                       ---------------------------------
                                                Life of
                        1 year      5 years      Fund
                       ---------------------------------
Returns before taxes     19.25%     13.32%      15.73%
--------------------------------------------------------
Returns after taxes      18.77      12.16       14.62
on distributions
--------------------------------------------------------
Returns after taxes      11.88      10.75       12.90
on distributions and
sale of fund shares
--------------------------------------------------------
Russell 2000 (pretax)     2.49       7.52        8.79
--------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

--------------------------------------------------------------------------------

Liberty Acorn USA Portfolio Diversification
--------------------------------------------------------------------------------
      >as a % of net assets, as of December 31, 2001

                                  [PIE CHART]

33.6% Information

      Software & Services 21.7%
      Telecommunications 5.2%
      Media 4.8%
      Computer Related Hardware 1.9%

7.2% Industrial Goods/Services

7.8% Energy/Minerals

17.6% Health Care

11.4% Consumer Goods/Services

10.3% Finance

12.1% Other*

*     Other includes cash and other assets less liabilities of 7.4%.
--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Liberty Acorn USA
--------------------------------------------------------------------------------
      >September 4, 1996 through December 31, 2001

This graph compares the results of $10, 000 invested in Liberty Acorn USA on September 4, 1996 (the date Fund shares were first offered to the public) to the Russell 2000 Index. The Russell 2000 is a market-weighted index of 2,000 smaller U.S. companies formed by taking the largest 3,000 U.S. companies and eliminating the largest 1,000. The index is unmanaged and returns for both the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Performance changes over time. Visit libertyfunds.com for daily updates.

Liberty Acorn USA NAV as of 12/31/01: $17.52

Total Net Assets: $290.7 million

    [The following was represented by a line graph in the printed material.]

LINE CHART:
                  ACORN
                  LIBERTY USA    Russell 200
9/30/96           10,720.00      10,359.91
10/31/96          10,810.00      10,200.25
11/30/96          11,260.00      10,620.51
12/31/96          11,650.00      10,898.86
1/31/97           12,210.00      11,116.70
2/28/97           11,920.00      10,847.14
3/31/97           11,480.00      10,335.31
4/30/97           11,420.00      10,364.11
5/31/97           12,510.00      11,517.11
6/30/97           13,320.00      12,010.71
7/31/97           14,000.00      12,569.59
8/31/97           14,350.00      12,857.21
9/30/97           15,340.00      13,798.27
10/31/97          15,140.00      13,192.12
11/30/97          15,170.00      13,106.76
12/31/97          15,413.10      13,336.21
1/31/98           15,076.70      13,125.72
2/28/98           16,320.35      14,096.30
3/31/98           17,400.90      14,677.68
4/30/98           17,992.15      14,758.85
5/31/98           17,227.61      13,963.98
6/30/98           17,525.05      13,993.35
7/31/98           16,591.88      12,860.52
8/31/98           13,935.95      10,363.30
9/30/98           14,151.30      11,174.30
10/31/98          14,653.77      11,630.06
11/30/98          15,402.36      12,239.36
12/31/98          16,305.06      12,996.71
1/31/99           15,776.24      13,169.44
2/28/99           14,894.89      12,102.77
3/31/99           15,016.08      12,291.72
4/30/99           16,095.73      13,393.17
5/31/99           16,734.72      13,588.82
6/30/99           17,650.22      14,203.28
7/31/99           18,047.85      13,813.60
8/31/99           16,821.83      13,302.33
9/30/99           16,866.01      13,305.23
10/31/99          17,860.08      13,359.12
11/30/99          18,809.97      14,156.81
12/31/99          20,059.03      15,759.36
1/31/00           19,053.08      15,506.27
2/29/00           19,867.42      18,066.90
3/31/00           19,819.52      16,875.75
4/30/00           17,568.12      15,860.25
5/31/00           16,526.24      14,935.89
6/30/00           16,834.02      16,237.87
7/31/00           16,748.25      15,715.45
8/31/00           17,765.16      16,914.55
9/30/00           17,642.64      16,417.42
10/31/00          17,654.89      15,684.55
11/30/00          16,625.73      14,074.51
12/31/00          18,255.23      15,283.26
1/31/01           19,406.90      16,078.96
2/28/01           19,370.15      15,023.95
3/31/01           18,904.58      14,289.04
4/30/01           21,195.67      15,406.86
5/31/01           22,384.10      15,785.56
6/30/01           23,008.94      16,330.63
7/31/01           23,253.98      15,446.66
8/31/01           22,616.88      14,947.76
9/30/01           19,345.64      12,935.60
10/31/01          19,394.65      13,692.60
11/30/01          20,546.32      14,752.63
12/31/01          21,770.22      15,663.22

         Average Annual Total Return
----------------------------------------------
1 Year          5 Years           Life of Fund
19.25%           13.32%            15.73%

Liberty Acorn USA
$21,770

Russell 2000
$15,663

--------------------------------------------------------------------------------

Liberty Acorn USA Top 10 Holdings
--------------------------------------------------------------------------------

1. AmeriCredit                                                  6.0%

Auto Lending

2. Micros Systems                                               4.6%

Information Systems for Restaurants & Hotels

3. JDA Software                                                 4.4%

Applications/Software & Services for Retailers

4. ITT Educational Services                                     4.2%

Technology-oriented Post-secondary Degree Programs

5. Conectiv                                                     4.2%

Electric Utility in New Jersey, Delaware & Maryland

6. Telephone and Data Systems                                   3.2%

Cellular & Telephone Services

7. NDCHealth                                                    3.2%

Health Claims Processing & Drug Marketing Services

8. Wackenhut                                                    2.8%

Prison Management

9. Salem Communications                                         2.6%

Radio Stations for Religious Programming

10. Edwards Lifesciences                                        2.6%

Heart Valves

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


                                        9                                      U

Liberty Acorn Foreign Forty

      >In a Nutshell

[PHOTOS OMITTED]

      Liberty Acorn Foreign Forty finished the year on a positive note, up 15.58% for the quarter. The Fund outperformed its benchmark index, nearly doubling the 7.97% increase of the SSB World ex-US $2-$10B Index and finishing well ahead of the 6.97% gain of the EAFE Index. While the quarter provided some relief, the year was difficult for the Fund and for the markets in general. The Fund finished 2001 down 29.05% vs. a 15.49% decline for the SSB World ex-US $2-$10B and a 21.44% decline for the EAFE.

      Liberty Acorn Foreign Forty reached its three-year anniversary during the fourth quarter and received a four star overall Morningstar Rating.* The three-year annualized Fund return was 3.74% vs. a 0.64% decline of the SSB World ex-US $2-$10B and a 5.03% decline of the EAFE.

      In 2001 recession crippled global economies. The economic slowdown caused corporate profits to tumble and global equity markets to plunge. Technology, media and telecommunication stocks had a debacle. Liberty Acorn Foreign Forty's worst performers reflected this market activity as tech, media and telecom stocks littered the Fund's laggard list. An overweighting in these sectors caused the Fund's underperformance for the year. Dimension Data, a network integration company based in the UK, was off 80%. Australian smart card system developer ERG declined 69% and RTL Group, a Belgian broadcaster, declined 50%.

      The year's winners came from more diverse sectors. The UK's Smith & Nephew, a medical equipment supplier, was up more than 28%. Two stocks from the financial sector, Investors Group (Canada) and Anglo Irish Bank (Ireland), were among the winners for the year. Canada's Talisman Energy and Italy's Saipem, both operating in the energy sector, also ranked among the Fund's top performers.

      During the fourth quarter, the market clouds lifted as technology and consumer cyclical stocks rebounded from their September lows. United Microelectronics (see box for more on this stock) increased 79% in the final quarter of 2001 on a general rally in tech stocks. Italy's Autogrill, a manager of restaurants at airports and on roadways, increased 35% as hospitality stocks rebounded from the third quarter drop. Rhoen-Klinikum, a German hospital management company, increased 27% in the quarter as the market responded favorably to a recent hospital acquisition.

      We believe this is still an environment where valuation matters. We took advantage of the fourth quarter bounce in technology stocks to reduce our tech weighting to a more neutral level vs. the benchmark. We eliminated Fund positions in telecom services company Comverse Technology (Israel) and Sky Perfect Communications, a satellite broadcasting company (Japan). We moved the money into stocks that we believe represent better values.


/s/ Todd M. Narter              /s/ Christopher J. Olson

Todd M. Narter                  Christopher J. Olson
Co-Portfolio Manager            Co-Portfolio Manager

--------------------------------------------------------------------------------

      United Microelectronics'
      --------------------------------------------------------------------------
                                                                 Custom Business

Taiwan's United Microelectronics (UMC) offers custom-made semiconductors to its customers. The customers provide the design and UMC manufactures the chip. The company ranks 2 worldwide in the semiconductor manufacturing business with a 30% market share. Currently, less than 20% of global semiconductor production is outsourced but this number is on the rise, and for good reason. Customers get better technology at a lower price without tying up their own capital when they opt to have their semiconductors manufactured elsewhere. We pared back our position in UMC at the end of the fourth quarter, taking advantage of a year-end rally that caused the stock to jump 79% in the quarter. We will keep an eye on the stock and will likely rebuild our position when the price reaches an attractive buy level.

--------------------------------------------------------------------------------

*Overall and three-year Morningstar ratings among 1,349 international stock funds as of 12/31/01.

Morningstar proprietary ratings of U.S. domiciled funds reflect historical, risk-adjusted performance as of 12/31/01 and are subject to change every month. Past performance does not guarantee future results. Morningstar ratings are based on a fund's 3-year (and when available 5- and 10-year) average annual total returns in excess of 90-day Treasury Bill returns, with adjustments for fees and a risk factor that measures fund performance below 90-day Treasury Bill returns. The top 10% of funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; and the next 22.5% receive 2 stars.

As of 11/23/01 Liberty Acorn Foreign Forty became a diversified fund. Prior to that, Liberty Acorn Foreign Forty was a non-diversified fund, meaning that the performance of its holdings would have a greater impact on its total return, and could make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 12/31/01, the Fund's positions in the holdings mentioned were: RTL Group, 2.1%; Smith & Nephew, 2.9%; Investors Group, 3.1%; Anglo Irish Bank, 1.5%; Talisman Energy, 2.9%; Saipem, 1.6%; United Microelectronics, 0.5%; Autogrill, 4.0%; Rhoen-Klinikum, 5.1%.


F40                                      10

Liberty Acorn Foreign Forty

      >At a Glance                                          Ticker Symbol: ACFFX

Pretax and After-tax Average Annual Total Returns (Class Z)
--------------------------------------------------------------------------------
      >through December 31, 2001

                       ---------------------------------
                                                Life of
                        1 year      3 years      Fund
                       ---------------------------------
Returns before taxes    -29.05%      3.74%       6.83%
--------------------------------------------------------
Returns after taxes     -29.15       3.56        6.66
on distributions
--------------------------------------------------------
Returns after taxes     -17.59       2.97        5.50
on distributions and
sale of fund shares
--------------------------------------------------------
SSB World ex-US         -15.49      -0.64        0.45
$2-$10B (pretax)
--------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty Portfolio Diversification
--------------------------------------------------------------------------------
      >as a % of net assets, as of December 31, 2001

                                  [PIE CHART]

2.1% Media

2.8% Computer Related Hardware

4.5% Energy & Minerals

10.8% Software & Services

17.3% Health Care

25.1% Consumer Goods/Services

19.6% Finance

18.0% Industrial Goods
--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------
      >November 23, 1998 through December 31, 2001

This graph compares the results of $10,000 invested in Liberty Acorn Foreign Forty on November 23, 1998 (the date Fund shares were first offered to the public) to the SSB World ex-US $2-$10B Index. The SSB World ex-US $2-$10B Index is a subset of Salomon Smith Barney's Broad Market Index, representing a mid-cap developed market index excluding the U.S. The index and Fund returns include reinvested dividends and capital gains. It is not possible to invest directly in an index. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Performance changes over time. Visit libertyfunds.com for daily updates.

Liberty Acorn Foreign Forty NAV on 12/31/01: $12.09

Total Net Assets: $45.8 million

    [The following was represented by a line graph in the printed material.]

LINE CHART:
                    ACORN FOREIGN
                    FORTY            SSB $2-$10B
11/30/98            10,140.00        10,045.10
12/31/98            11,000.00        10,338.75
1/31/99             11,790.00        10,309.79
2/28/99             11,590.00        10,051.80
3/31/99             11,980.00        10,449.20
4/30/99             12,240.00        11,032.36
5/31/99             12,170.00        10,566.63
6/30/99             13,109.84        10,952.66
7/31/99             13,510.75        11,361.95
8/31/99             13,771.35        11,489.64
9/30/99             13,621.00        11,529.74
10/31/99            14,132.17        11,535.09
11/30/99            16,998.69        11,864.36
12/31/99            19,975.47        12,771.71
1/31/00             19,664.76        12,154.33
2/29/00             24,245.19        12,310.70
3/31/00             23,092.56        12,679.68
4/30/00             21,258.39        12,171.73
5/31/00             18,923.07        11,975.76
6/30/00             19,852.53        12,610.84
7/31/00             19,469.01        12,203.07
8/31/00             20,266.34        12,586.32
9/30/00             19,236.87        12,168.04
10/31/00            18,479.91        11,791.03
11/30/00            16,128.29        11,439.81
12/31/00            17,309.15        11,998.19
1/31/01             17,874.35        11,938.61
2/28/01             15,825.51        11,505.01
3/31/01             13,706.02        10,607.46
4/30/01             14,412.52        11,390.59
5/31/01             14,382.24        11,293.20
6/30/01             13,763.22        10,999.42
7/31/01             13,062.36        10,723.39
8/31/01             12,777.96        10,626.16
9/30/01             10,624.60         9,391.94
10/31/01            11,305.14         9,769.16
11/30/01            11,924.74        10,118.32
12/31/01            12,280.25        10,140.15

         Average Annual Total Return
----------------------------------------------
1 Year          5 Years           Life of Fund
-29.05%         3.74%             6.83%

Liberty Acorn Foreign Forty
$12,280

SSB World ex-US $2-$10B:
$10,140

--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty Top 10 Holdings
--------------------------------------------------------------------------------

1. Rhoen-Klinikum (Germany)                             5.1%

Hospital Management

2. Synthes Stratec (Switzerland)                        4.4%

Products for Orthopedic Surgery

3. Pargesa (Switzerland)                                4.2%

Industrial & Media Conglomerate

4. Nintendo (Japan)                                     4.1%

Entertainment Software & Hardware

5. Autogrill (Italy)                                    4.0%

Restaurants & Catering for Travelers

6. Oriental Land (Japan)                                3.9%

Disney Theme Park Operator

7. Technip (France)                                     3.9%

Global Oil Engineering & Construction

8. TNT Post Group (Netherlands)                         3.9%

Postal Service & Parcel Delivery

9. Irish Life & Permanent (Ireland)                     3.5%

Life Insurance

10. Fortis (Netherlands)                                3.5%

Financial Services Conglomerate

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


                                        11                                   F40

Liberty Acorn Twenty

      >In a Nutshell

[PHOTO OMITTED]

      Liberty Acorn Twenty increased 17.57% in the quarter, finishing in line with Fund benchmark the S&P MidCap 400's 17.99% gain but ahead of the S&P 500's 10.69% increase. The strong fourth quarter pulled the Fund into positive territory for the year, up 8.00% vs. a 0.60% loss for the S&P MidCap 400 and an 11.89% loss for the S&P 500. We are happy when we can produce a positive investment return for you in a down year.

      Fortunately, the Fund's best stocks during the year were also its biggest positions. H&R Block, the Fund's second biggest investment, was up 120% in 2001 as strong results from its core tax preparation business and mortgage operations caught investors' attention. Boston Scientific, the Fund's biggest position, returned 75% as positive results from its drug-coated stent trial raised hopes for higher growth in the future. We bought Immunex mid-year and it's now the Fund's fourth largest position. In December, Immunex agreed to sell out to Amgen, giving the portfolio a nice shot in the arm.

      The Fund did suffer losses from a number of its smaller positions. Waters declined on earnings warnings made mid-year but rebounded as its business improved. Dynegy fell 34% as a victim of its association with Enron. We believe the stock represents good value today and have added to our position. Finally, Tektronix fell 25% in a tough year for technology stocks.

      Liberty Acorn Twenty celebrated its three-year anniversary on November 23, 2001 with a five star overall rating from Morningstar.* After a fund has been in business for three years Morningstar has enough data to put the Fund in its ranking system. More important than the actual rating, the Fund's risk profile was characterized as low compared to its peer group when looking at volatility of returns+. This result underscores the importance of picking the right stock and credit must be given to the entire Acorn domestic research team. I must thank Ralph Wanger, Chuck McQuaid, Rob Mohn, Jason Selch, Ben Andrews, Susie Hultquist, Harold Lichtenstein, Grant McKay, Rob Chalupnik and Todd Griesbach. In addition, new trader Mike Olah joined Deb Wolfe and Shelley Maish in providing exceptional trading throughout the year. Finally, we thank you, our fellow shareholders, for your continued support of Liberty Acorn Twenty.


/s/ John H. Park

John H. Park
Lead Portfolio Manager

--------------------------------------------------------------------------------

      An Enbrel-la for
      --------------------------------------------------------------------------
                                                                     A Rainy Day

Enbrel is Immunex's blockbuster drug for rheumatoid arthritis (RA). Prior to Enbrel's introduction in 1998, patients afflicted with RA received toxic, anti-cancer drugs to control the disease but suffered severe side effects. Because Enbrel inhibits the inflammatory cascade associated with RA early on, it is much more efficacious and significantly less toxic than the standard anti-cancer drug therapies. The drug is expected to hit $1 billion in sales in 2002 and could eventually hit $3 to $4 billion by 2005. Immunex's stock fell from $83 in 2000 to $17 when Liberty Acorn Twenty first bought it in August of 2001. The company was suffering from manufacturing constraints that limited the supply of the drug. Because supply couldn't keep up with demand, revenue and earnings projections were scaled back. We believed that the company's supply problems were short-term and that patient investors would be rewarded over time. In fact, the stock returned 60% for the Fund in the four months before Amgen, the large biotechnology company, agreed to acquire Immunex in December.

--------------------------------------------------------------------------------

* Overall and three-year Morningstar ratings among 4,811 domestic stock funds as of 12/31/01.

+ The Morningstar(R) Category Rating(TM) is a quantitative measure of risk-adjusted returns. The three-year rating shows how well a fund has balanced risk and return relative to other funds in the same Morningstar category. The rating uses the same methodology as the Morningstar Risk-Adjusted Star Rating except it does not reflect front-end or deferred sales charges. As with the Star Rating, 5 is the best and 1 is the worst.

Morningstar proprietary ratings of U.S. domiciled funds reflect historical, risk-adjusted performance as of 12/31/01 and are subject to change every month. Past performance does not guarantee future results. Morningstar ratings are based on a fund's 3-year (and when available 5- and 10-year) average annual total returns in excess of 90-day Treasury Bill returns, with adjustments for fees and a risk factor that measures fund performance below 90-day Treasury Bill returns. The top 10% of funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the next 35% receive 3 stars; and the next 22.5% receive 2 stars.

Liberty Acorn Twenty is a non-diversified fund. The performance of each of its holdings will have a greater impact on the Fund's total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 12/31/01, the Fund's positions in the holdings mentioned were: H&R Block, 7.4%; Boston Scientific, 9.7%; Immunex, 5.1%; Waters, 2.9%; Dynegy, 2.4%; Tektronix, 2.5%.


20                                       12

Liberty Acorn Twenty

      >At a Glance                                          Ticker Symbol: ACTWX

Pretax and After-tax Average Annual Total Returns (Class Z)
--------------------------------------------------------------------------------
      >through December 31, 2001

                       ---------------------------------
                                                Life of
                        1 year      3 years      Fund
                       ---------------------------------
Returns before taxes      8.00%     15.97%      17.95%
--------------------------------------------------------
Returns after taxes       7.96      15.04       17.04
on distributions
--------------------------------------------------------
Returns after taxes       4.91      12.81       14.51
on distributions and
sale of fund shares
--------------------------------------------------------
S&P MidCap 400
(pretax)                 -0.60      10.24       13.66
--------------------------------------------------------

Past performance, before and after taxes, cannot predict future investment results. After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for class Z shares only; after-tax returns for other share classes will vary. Indexes do not reflect any deduction for fees, expenses or taxes.

Investment returns and principal value may fluctuate, resulting in a gain or loss on sale.

--------------------------------------------------------------------------------

Liberty Acorn Twenty Portfolio Diversification
--------------------------------------------------------------------------------
      >as a % of net assets, as of December 31, 2001

                                  [PIE CHART]

35.4% Information

      Computer Related Hardware 7.1%
      Media 8.3%
      Software & Services 17.6%
      Telecommunications 2.4%

2.4% Energy/Minerals

5.1% Industrial Goods/Services

11.9% Consumer Goods/Services

15.8% Finance

22.4% Health Care

7.0% Other*

*     Cash and other assets less liabilities.

--------------------------------------------------------------------------------

The Value of a $10,000 Investment in Liberty Acorn Twenty
--------------------------------------------------------------------------------
      >November 23, 1998 through December 31, 2001

This graph compares the results of $10,000 invested in Liberty Acorn Twenty on November 23, 1998 (the date Fund shares were first offered to the public) to the S&P MidCap 400. The S&P MidCap 400 is a broad, market-weighted index of 400 stocks that are in the next size/tier down from the S&P 500. The Index is unmanaged and returns for the index and the Fund include reinvested dividends and capital gains. It is not possible to invest directly in an index. The line graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Performance changes over time. Visit libertyfunds.com for daily updates.

Liberty Acorn Twenty NAV on 12/31/01: $15.23

Total Net Assets: $99.7 million

LINE CHART:
                     ACORN TWENTY    S&P 400
11/30/98             10,030.00        9,911.29
12/31/98             10,710.00       11,108.89
1/31/99              11,000.00       10,676.22
2/28/99              10,710.00       10,117.24
3/31/99              11,480.00       10,399.86
4/30/99              12,710.00       11,220.20
5/31/99              12,730.00       11,268.84
6/30/99              13,040.00       11,872.18
7/31/99              13,190.00       11,619.89
8/31/99              12,060.00       11,221.68
9/30/99              12,110.00       10,875.08
10/31/99             12,970.00       11,429.28
11/30/99             13,250.00       12,029.15
12/31/99             13,847.99       12,744.12
1/31/00              13,474.00       12,385.15
2/29/00              13,554.86       13,251.99
3/31/00              14,171.45       14,361.10
4/30/00              13,463.89       13,859.63
5/31/00              13,100.00       13,686.69
6/30/00              14,319.79       13,887.71
7/31/00              13,931.31       14,107.10
8/31/00              15,431.28       15,682.19
9/30/00              15,798.17       15,574.83
10/31/00             15,927.67       15,046.66
11/30/00             14,381.64       13,910.89
12/31/00             15,465.19       14,975.10
1/31/01              15,913.93       15,308.61
2/28/01              14,983.61       14,434.98
3/31/01              14,403.53       13,361.77
4/30/01              15,454.24       14,835.78
5/31/01              16,297.00       15,181.30
6/30/01              16,023.38       15,120.01
7/31/01              15,870.15       14,894.77
8/31/01              15,125.90       14,407.59
9/30/01              14,206.52       12,615.47
10/31/01             14,512.98       13,173.52
11/30/01             16,023.38       14,153.50
12/31/01             16,702.51       14,884.66

         Average Annual Total Return
----------------------------------------------
1 Year          5 Years           Life of Fund
8.00%           15.97%            17.95%

Liberty Acorn Twenty
$16,703

S&P MidCap 400
$14,885

--------------------------------------------------------------------------------

Liberty Acorn Twenty Top 10 Holdings
--------------------------------------------------------------------------------

1. Boston Scientific                                    9.7%

Stents & Catheters

2. H&R Block                                            7.4%

Tax Preparation

3. Associated Banc-Corp                                 5.3%

Midwest Bank

4. Immunex                                              5.1%

Drugs for Autoimmune Diseases, Cancer

5. Expeditors International of Washington               5.1%

International Freight Forwarder

6. Harley-Davidson                                      4.6%

Motorcycles & Related Merchandise

7. First Health Group                                   4.5%

PPO Network

8. Cablevision Systems                                  4.2%

NYC Area CATV Franchises

9. Markel                                               4.1%

Specialty Insurance

10. Liberty Media, AT&T                                 4.1%

CATV Programming & Media Company Holdings

The Fund's top 10 holdings and portfolio diversification vary with changes in portfolio investments. See the Statement of Investments for a complete list of the Fund's holdings.


20                                      13

Liberty Acorn Fund

      >Major Portfolio Changes in the Fourth Quarter

                                                                 Number of Shares
                                                         ----------------------------------
                                                           09/30/01                12/31/01

Additions
-------------------------------------------------------------------------------------------
            Information

Actel                                                       180,000                 261,000
Activision                                                  470,000                 705,000
Advanced Digital Information                                      0                 445,000
Analysts International                                    1,006,000               2,100,000
AnswerThink Consulting                                            0                 600,000
Asyst Technologies                                          549,000                 664,000
Avid Technology                                                   0               1,493,000
Axcelis Technologies                                        755,000                 825,000
Bsquare                                                   1,350,000               3,200,000
Celestica (Canada)                                                0                  50,000
Ciber                                                     2,236,000               2,700,000
Concord EFS                                                 604,000               1,208,000
Cumulus Media, Cl. A                                        100,000                 520,000
Excel Technologies                                          300,000                 360,000
Igate Capital                                             2,409,000               3,351,000
Independent News &Media
(Ireland)                                                         0               2,500,000
Indus International                                       1,200,000               1,250,000
InfoUSA                                                   2,500,000               2,684,000
International Game Technology                             2,100,000               2,880,000
JDA Software Group                                        1,102,000               1,158,000
JD Edwards                                                2,800,000               3,200,000
MAPICS                                                    1,500,000               1,661,000
Martha Stewart
Living Omnimedia                                                  0                 645,000
MCSI                                                              0                 225,000
Mediacom Communications                                   1,000,000               1,500,000
Multex.Com                                                2,780,000               3,100,000
Navigant Consulting                                       2,100,000               2,200,000
New Horizons Worldwide                                      300,000                 493,000
Novell                                                    5,434,000               5,750,000
Pemstar                                                     468,000                 718,000
RSA Security                                                150,000                 700,000
Shuffle Master                                            1,050,000               1,562,000
SPSS                                                        100,000                 280,000
Sybase                                                            0                 130,000
Time Warner Telecom                                               0                 400,000
TVB (Hong Kong)                                                   0               1,140,000
Universal Electronics                                             0                 283,000
Zebra Technologies                                          100,000                 140,000

-------------------------------------------------------------------------------------------
            Health Care

Aclara Biosciences                                                0               1,040,000
Alliance Unichem (United Kingdom)                                 0                 600,000
Arena Pharmaceuticals                                             0                 555,000
Ciphergen Biosystems                                              0                 144,000
First Health Group                                        3,006,000               3,073,000
Incyte Genomics                                                   0                 135,000
Maxygen                                                     325,000                 365,000
Medquist                                                          0                 179,000
Novoste                                                   1,055,000               1,495,000
Protein Design Labs                                         109,000                 218,000
Rhoen-Klinikum (Germany)                                          0                 100,000

-------------------------------------------------------------------------------------------
            Consumer Goods/Services

Bally Total Fitness                                       1,580,000               1,780,000
Chico's Fas                                                       0                 415,000
Christopher & Banks                                       1,275,000               1,575,000
(includes the effect of a 3 for 2 stocksplit)
Coach                                                       627,000                 752,000
Furniture Brands International                              568,000                 688,000
Hagemeyer (Netherlands)                                           0                 360,000
Hokuto (Japan)                                                    0                  84,000
Hot Topic                                                         0                 237,000
Hugo Boss Designs (Germany)                                       0                 155,000
Mohawk Industries                                           470,000                 525,000
Monaco Coach                                                966,000               1,120,000
Princeton Review                                                  0                 610,000
Scotts Company                                                    0                 220,000
Six Flags                                                   400,000               1,150,000
Skechers USA                                                575,000                 650,000
Speedway Motors                                                   0                 250,000
Zale                                                        480,000                 536,000

-------------------------------------------------------------------------------------------
            Finance

AmeriCredit                                               3,983,000               4,431,000
Anchor Bancorp Wisconsin                                    495,000                 797,000
Anglo Irish Bank (Ireland)                                2,300,000               2,900,000
Eaton Vance                                                 320,000                 450,000
Glacier Bancorp                                             315,000                 664,000
Leucadia National                                           486,000                 826,000
Markel                                                      116,000                 138,000
RLI                                                         360,000                 446,000


A                                       14

                                                                 Number of Shares
                                                         ----------------------------------
                                                           09/30/01                12/31/01

Additions, continued
-------------------------------------------------------------------------------------------
            Industrial Goods/Services

Applied Industrial Technologies                             560,000                 700,000
Ametek                                                      450,000                 546,000
Clark/Bardes Consulting                                           0                 700,000
Cuno                                                              0                 344,000
Esco Technologies                                                 0                  96,000
Givauden (Switzerland)                                            0                  16,500
Li & Fung (Hong Kong)                                    11,200,000              12,000,000
Maruichi Steel Tube (Japan)                                       0                 500,000
Mine Safety Applicances                                           0                 118,000
Meitec (Japan)                                                    0                 180,000
Northwest Pipe Company                                       97,000                 271,000
Technip (France)                                             30,000                  45,000
USX- US Steel                                               250,000                 400,000
UTI Worldwide                                                     0                 360,000
Xstrata (Switzerland)                                             0                  50,000
Zardoya Otis (Spain)                                              0                 550,000

-------------------------------------------------------------------------------------------
            Energy/Minerals

Aquila                                                      635,000               1,270,000
Dynegy                                                    1,356,000               1,456,000
Enerflex Systems (Canada)                                   350,000                 500,000
FMC Technologies                                            650,000               1,000,000
Tipperary                                                 1,050,000               1,750,000
Ultra Petroleum                                           1,000,000               1,670,000

-------------------------------------------------------------------------------------------
            Other Industries

Forest City Enterprises, Cl. B                              466,000                 699,000
General Growth Properties                                   450,000                 505,000
Tetra Tech                                                  300,000                 575,000
Red Electrica (Spain)                                             0                 600,000
Unisource Energy                                          1,000,000               1,100,000

Sales
-------------------------------------------------------------------------------------------
            Information

Anchor Gaming                                              780,000                        0
Aristocrat Leisure (Australia)                            1,791,800                       0
Kronos                                                    1,050,000                 900,000
(includes the effect of a 3 for 2 stocksplit)
Solectron                                                   340,000                       0

-------------------------------------------------------------------------------------------
            Health Care

Microcide Pharmaceuticals                                   795,000                       0
Serologicals                                              1,100,000                 550,000

-------------------------------------------------------------------------------------------
            Consumer Goods/Services

Airtours (United Kingdom)                                 3,567,000               3,000,000
Borders Group                                             1,700,000               1,450,000
Isle of Capri Casinos                                     1,170,000                       0
Whole Foods Market                                          750,000                 500,000

-------------------------------------------------------------------------------------------
            Finance

Edinburgh Fund Managers
(United Kingdom)                                          1,375,000               1,360,000

-------------------------------------------------------------------------------------------
            Industrial Goods/Services

Labor Ready                                               2,588,000               2,400,000

-------------------------------------------------------------------------------------------
            Energy/Minerals

Canadian Hunter Exploration
(Canada)                                                    560,000                       0
Carbo Ceramics                                              550,000                 450,000
Louis Dreyfus Natural Gas                                   500,000                       0
Maverick Tube                                             1,165,000                       0
Parker Drilling                                           1,200,000                       0
Precision Drilling (Canada)                                 950,000                 600,000
Newpark Resources                                         3,500,000               3,300,000
Saipem (Italy)                                            4,210,000               3,500,000
Stone Energy                                                200,000                       0
Tesoro Petroleum                                          1,939,000               1,320,000


                                        15                                     A

Liberty Acorn Fund

      >Statement of Investments December 31, 2001

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------

                                                                         Common Stocks and Other
                                                                   Equity-Like Securities: 93.3%
------------------------------------------------------------------------------------------------
Information: 26.5%
                                Media
                                >Broadcasting: 0.2%
               300,000          Young Broadcasting (b)                                    $5,385
                                Television Stations
             1,140,000          TVB (Hong Kong)                                            4,941
                                Television Broadcasting
------------------------------------------------------------------------------------------------
                                                                                          10,326
                                >Radio: 0.6%
               850,000          Salem Communications (b)                                  19,550
                                Radio Stations for Religious Programming
               520,000          Cumulus Media, Cl. A (b)                                   8,414
                                Radio Stations in Small Cities
------------------------------------------------------------------------------------------------
                                                                                          27,964
                                >Television Programming/CATV: 1.7%
             2,500,000          Liberty Media Group, AT&T (b)                             35,000
                                CATV Programming & Media Company Holdings
             1,500,000          Mediacom Communications (b)                               27,390
                                Cable Television Franchises
               900,000          Corus Entertainment (Canada) (b)                          17,920
                                Television Programming & Radio Stations
               200,000          Insight Communications (b)                                 4,832
                                CATV Franchises in Midwest
------------------------------------------------------------------------------------------------
                                                                                          85,142
                                Telecommunications
                                >Telecommunications/Wireline
                                Communications: 0.7%
               600,000          Commonwealth Telephone (b)                                27,300
                                Rural Phone Franchises & CLEC
               400,000          Time Warner Telecom (b)                                    7,076
                                Facilities Based End-to-End CLEC
               400,000          NTL (United Kingdom) (b)                                     376
                                Voice, Video & Data Services
               176,000          Startec Global Communications (b)                              7
                                International Telecomm & ISP's
------------------------------------------------------------------------------------------------
                                                                                          34,759
                                >Mobile Communications: 1.0%
               450,000          Telephone & Data Systems                                  40,388
                                Cellular & Telephone Services
               533,000          COMARCO (b)(c)                                             8,128
                                Wireless Network Testing
------------------------------------------------------------------------------------------------
                                                                                          48,516
                                Computer Related Hardware
                                >Computer Hardware/Related Systems: 1.3%
               400,000          Seachange International (b)                               13,648
                                Systems for Video on Demand
                                Broadcast & Ad Insertion
               427,000          Avocent (b)                                               10,355
                                Computer Control Switches
               331,900          Neopost (France) (b)                                       9,676
                                Postage Meters
               140,000          Zebra Technologies (b)                                     7,771
                                Bar Code Printing Hardware,
                                Supplies & Software
               445,000          Advanced Digital Information (b)                           7,138
                                Data Storage Products

Prinicipal Amount or
Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
               360,000          Excel Technologies (b)                                    $6,264
                                Laser Systems & Electro-Optical Components
               370,000          American Power Conversion (b)                              5,350
                                Uninterruptable Power Systems
               283,000          Universal Electronics (b)                                  4,870
                                Remote Control Devices for Digital Cable TV
            $3,000,000          Tidel Technologies,
                                6.0% Note Due 9/8/04 (b)                                     600
                63,158          Tidel Technologies (b)                                        --
                                ATM Machines
------------------------------------------------------------------------------------------------
                                                                                          65,672
                                >Gaming Equipment: 4.4%
             2,880,000          International Game Technology (b)                        196,704
                                Slot Machines & Progressive Jackpots
             1,562,000          Shuffle Master (b)(c)                                     24,477
                                Card Shufflers, Casino Games & Slot
                                Machines
------------------------------------------------------------------------------------------------
                                                                                         221,181
                                >Contract Manufacturing: 0.4%
               718,000          Pemstar (b)                                                8,616
                                Electronic Manufacturing Services
               338,000          Jabil Circuit (b)                                          7,679
                                Electronic Manufacturing Services
                50,000          Celestica (Canada) (b)                                     2,010
                                Electronic Manufacturing Services
------------------------------------------------------------------------------------------------
                                                                                          18,305
                                >Instrumentation: 0.8%
               310,000          Mettler Toledo (b)                                        16,073
                                Laboratory Equipment
               351,000          Dionex (b)                                                 8,954
                                Ion & Liquid Chromatography
               227,000          Varian (b)                                                 7,364
                                Analytical Instruments
             1,020,000          Spectris (United Kingdom)                                  7,054
                                Electronic Instrumentation & Controls
------------------------------------------------------------------------------------------------
                                                                                          39,445
                                >Semiconductors/Related Equipment: 0.9%
               590,000          Integrated Circuit Systems (b)                            13,328
                                Silicon Timing Devices
               825,000          Axcelis Technologies (b)                                  10,634
                                Ion Implantation Tools
               664,000          Asyst Technologies                                         8,473
                                Semiconductor Fab Automation Equipment
               219,000          Microsemi (b)                                              6,504
                                Analog/Mixed Signal Semiconductors
               261,000          Actel (b)                                                  5,197
                                Semiconductors - Field Programmable
                                Gate Arrays
------------------------------------------------------------------------------------------------
                                                                                          44,136
                                Software/Services
                                >Business Software: 5.8%
             3,200,000          JD Edwards (b)                                            52,640
                                Mid-market ERP & Supply Chain Software
               900,000          Kronos (b)                                                43,542
                                Labor Management Solutions
             5,750,000          Novell (b)                                                26,392
                                Directory, Identity Management &
                                Authorization Software
             1,158,000          JDA Software (b)                                          25,881
                                Applications/Software & Services for Retailers


A                                       16

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
                                >Business Software--continued
               925,000          Micros Systems (b)(c)                                    $23,217
                                Information Systems for Restaurants & Hotels
             1,800,000          Systems & Computer Technology (b)(c)                      18,612
                                Enterprise Software & Services
             1,493,000          Avid Technology (b)(c)                                    18,140
                                Digital Nonlinear Editing Software & Systems
             3,100,000          Multex.Com (b)(c)                                         13,950
                                Provider Of Investment Info To Institutions
                                & Individuals
             3,200,000          Bsquare (b)(c)                                            13,344
                                Software To Help Design Mobile Devices
               650,000          Hyperion Solutions (b)                                    12,909
                                Analytical Application Software
               460,000          MRO Software (b)                                          10,755
                                Enterprise Management Software
             1,661,000          MAPICS (b)(c)                                             10,232
                                Mid-market ERP Software
             1,250,000          Indus International (b)                                    9,125
                                Enterprise Asset Management Software
               280,000          SPSS (b)                                                   4,970
                                Statistical Analysis Software
               130,000          Sybase (b)                                                 2,049
                                Database Software
             1,400,000          ClickSoftware Technologies (b)(c) (Israel)                 1,778
                                Service Chain Optimization Software
                35,000          Group 1 Software                                             544
                                Address Verification Software
------------------------------------------------------------------------------------------------
                                                                                         288,080
                                >Consumer Software: 1.1%
               700,000          THQ (b)                                                   33,929
                                Entertainment Software
               705,000          Activision (b)                                            18,337
                                Entertainment Software
               150,000          Konami (Japan)                                             4,431
                                Entertainment Software
------------------------------------------------------------------------------------------------
                                                                                          56,697
                                >Computer Services: 1.7%
             2,700,000          Ciber                                                     25,515
                                Software Services & Staffing
             3,351,000          Igate Capital (b)(c)                                      13,739
                                Technology Staffing Services
               700,000          American Management Systems (b)                           12,656
                                Software Development Services
             2,100,000          Analysts International (c)                                 8,673
                                Technology Staffing Services
               500,000          Pomeroy Computer Resources (b)                             6,750
                                Network Integration Services
               493,000          New Horizons Worldwide (b)                                 5,669
                                Computer Training Services
               600,000          AnswerThink Consulting (b)                                 3,918
                                IT Integrator for Fortune 2000
             1,750,000          WM Data Nordic (Sweden)                                    4,405
                                Computer Services/Consulting
               140,000          Vitalstream (b)                                              700
               580,000          Vitalstream, Series C (b)                                    290
                                Streaming Services for the Internet
------------------------------------------------------------------------------------------------
                                                                                          82,315
                                >Business Information/Marketing
                                Services/Publishing: 2.7%
               562,000          Choicepoint (b)                                           28,488
                                Fraud Protection Information
             1,200,000          Getty Images (b)                                          27,576
                                Photographs for Publications & Electronic Media
               700,000          Information Holdings (b)                                  19,817
                                Scientific & Medical Publications,
                                Patent Information
             2,684,000          InfoUSA (b)(c)                                            18,627
                                Business Data for Sales Leads
             2,200,000          Navigant Consulting (b)(c)                                12,100
                                Consulting Firm
               645,000          Martha Stewart Living Omnimedia (b)                       10,610
                                Magazines, Merchandise & TV Programs
               240,000          Proquest (b)                                               8,138
                                Information Services for Education &
                                Automotive Markets
             1,400,000          PRIMEDIA (b)                                               6,090
                                Specialty Magazines & Other Publications
             2,500,000          Independent News & Media (Ireland) (b)                     4,678
                                Leading International Newspaper Publisher
------------------------------------------------------------------------------------------------
                                                                                         136,124
                                >Internet: 0.3%
               700,000          RSA Security (b)                                          12,222
                                Enterprise Security Software
                 2,683          Bigfoot International, Series A (b)(c)                       134
               778,294          Bigfoot International (b)                                      2
                                Internet Direct Marketing
               250,000          NeoPlanet, Series A (b)                                      125
                53,376          NeoPlanet, Series B (b)                                       27
                                Web Browser
------------------------------------------------------------------------------------------------
                                                                                          12,510
                                >Electronics Distribution: 0.6%
               540,000          Avnet                                                     13,754
                                Electronic Components Distribution
               985,000          Pioneer-Standard Electronics                              12,509
                                Component & Computer Distribution
               225,000          MCSI (b)                                                   5,276
                                A/V Products Distribution & Installation
------------------------------------------------------------------------------------------------
                                                                                          31,539
                                >Transaction Processors: 2.3%
             1,422,000          Global Payments                                           48,917
                                Credit Card Processor
             1,208,000          Concord EFS (b)                                           39,598
                                Credit Card Processor
               200,000          Cubic                                                     10,272
                                Smart Card Systems for Public Transportation
                                & Defense Systems
               229,000          Deutsche Boerse (Germany)                                  9,080
                                Trading, Clearing & Settlement Services
                                for Financial Markets
               180,000          Euronext (France) (b)                                      3,408
                                Operates Amsterdam, Brussels & Paris
                                Stock Exchanges
------------------------------------------------------------------------------------------------
                                                                                         111,275

                                                                                       ---------
    Information: Total                                                                 1,313,986


                                        17                                     A

Liberty Acorn Fund

      >Statement of Investments, continued

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
Health Care: 8.8%

                                >Biotechnology/Drug Delivery: 2.1%
               426,000          NPS Pharmaceuticals (b)                                  $16,316
                                Small Molecule Drugs
               598,000          Inhale Therapeutic Systems (b)                            11,093
                                Pulmonary Drug Delivery
               160,000          Myriad Genetics (b)                                        8,422
                                Gene Discovery & Diagnostic Products
             1,258,000          Corvas International (b)                                   8,240
                                Rational Drug Design
             1,875,000          Locus Discovery, Series D. Pfd.                            7,500
                                High Throughput Rational Drug Design
               218,000          Protein Design Labs (b)                                    7,150
                                Computer Designed Monoclonal Antibodies
               555,000          Arena Pharmaceuticals (b)                                  6,677
                                Novel Drug Targeting Technology
               365,000          Maxygen (b)                                                6,413
                                Molecular Breeding
               416,000          Diversa (b)                                                5,886
                                Molecular Breeding
             1,040,000          Aclara Biosciences (b)                                     5,273
                                Microfluidic Systems for Drug Development
             1,249,999          Perlegen Sciences (b)                                      4,500
                                Large Scale Gene Sequencing
               210,000          Gene Logic (b)                                             3,956
                                Gene Expression Database
               316,000          Guilford Pharmaceuticals (b)                               3,792
                                Drug Delivery & Neurology Drugs
               461,000          SYRRX, Series C (b)                                        2,997
                                X-ray Crystallography
               325,000          Genzyme Molecular Oncology Division (b)                    2,600
                                Gene Expression Technology & Cancer Drugs
               135,000          Incyte Genomics (b)                                        2,641
                                Bioinformatics & Drug Delivery
               144,000          Ciphergen Biosystems (b)                                   1,152
                                Protein Chips used for Drug Target Discovery
               124,000          Atherogenic (b)                                              750
                                Drugs for Atherosclerosis, Rheumatoid Arthritis, Asthma
               326,000          Microdose (b)                                                326
                                Drug Inhalers
                45,000          Synaptic Pharmaceutical (b)                                  271
                                Receptor Targeted Drug Design
------------------------------------------------------------------------------------------------
                                                                                         105,955
                                >Medical Equipment: 2.1%
               583,000          Orthofix International (b)                                21,631
                                Bone Fixation & Stimulation Devices
               670,000          Edwards Lifesciences (b)                                  18,512
                                Heart Valves
               858,000          Steris (b)                                                15,676
                                Sterilization Devices
             1,495,000          Novoste (b)(c)                                            13,066
                                Radiation Catheters for In-stent Restenosis
             2,000,000          Smith & Nephew (United Kingdom)                           12,077
                                Medical Equipment & Supplies
               350,000          Haemonetics (b)                                           11,872
                                Blood & Plasma Collection Equipment
               682,000          Visx (b)                                                   9,037
                                Laser Eye Surgery Equipment
------------------------------------------------------------------------------------------------
                                                                                         101,871
                                >Pharmaceuticals: 0.1%
               600,000          Alliance Unichem (United Kingdom)                          4,533
                                Pharmaceutical Distribution
------------------------------------------------------------------------------------------------
                                >Hospital Management: 0.1%
               100,000          Rhoen-Klinikum (Germany)                                   5,146
                                Hospital Management
------------------------------------------------------------------------------------------------
                                >Medical Supplies: 0.2%
               650,000          Owens & Minor                                             12,025
                                Distribution of Medical Supplies
------------------------------------------------------------------------------------------------
                                >Services: 4.2%
             3,073,000          First Health Group (b)                                    76,026
                                PPO Network
             1,812,000          NDCHealth (formerly known
                                as National Data) (c)                                     62,605
                                Health Claims Processing & Drug Marketing Services
             1,060,000          Lincare Holdings (b)                                      30,369
                                Home Health Care Services
               472,000          Syncor International (b)                                  13,518
                                Nuclear Pharmacy for Radiopharmaceuticals
               550,000          Serologicals (b)                                          11,825
                                Blood Collection & Antibody Production
             1,100,000          Beverly Enterprises (b)                                    9,460
                                Nursing Homes
               179,000          Medquist (b)                                               5,236
                                Medical Transcription Services
------------------------------------------------------------------------------------------------
                                                                                         209,039

                                                                                       ---------
Health Care: Total                                                                       438,569

Consumer Goods/Services: 17.9%
                                Goods
                                >Leisure Vehicles: 2.3%
             1,500,000          Harley-Davidson                                           81,465
                                Motorcycles & Related Merchandise
             1,120,000          Monaco Coach (b)                                          24,494
                                Recreational Vehicles
             6,100,000          Ducati Motor (Italy) (b)                                   9,838
                                Motorcycles & Related Merchandise
------------------------------------------------------------------------------------------------
                                                                                         115,797
                                >Furniture/Textiles: 1.6%
               525,000          Mohawk Industries (b)                                     28,812
                                Carpet & Flooring Manufacturer
               688,000          Furniture Brands International (b)                        22,030
                                Furniture Manufacturer
               660,000          Herman Miller                                             15,616
                                Office Furniture
               500,000          Hon Industries                                            13,825
                                Office Furniture & Fireplaces
------------------------------------------------------------------------------------------------
                                                                                          80,283
                                >Food & Beverages: 0.3%
               250,000          Nutreco Holdings (Netherlands)                             7,997
                                Farm Raised Salmon
                23,000          Binding-Brauerei (Germany)                                 3,586
                                Brewery


A                                       18

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
                                >Food & Beverages--continued
                84,000          Hokuto (Japan)                                            $2,896
                                Mushroom Production
------------------------------------------------------------------------------------------------
                                                                                          14,479
                                >Nondurables: 0.9%
             2,300,000          Helen of Troy (b)(c)                                      28,543
                                Personal Care Products
               220,000          Scotts Company (b)                                        10,472
                                Consumer Lawn & Garden Products
               601,000          First Years (c)                                            7,693
                                Infant & Toddler Products
------------------------------------------------------------------------------------------------
                                                                                          46,708
                                >Durable Goods: 0.7%
             1,000,000          Callaway Golf                                             19,150
                                Premium Golf Clubs & Balls
               560,000          Hunter Douglas (Netherlands)                              15,034
                                Window Shades & Venetian Blinds
------------------------------------------------------------------------------------------------
                                                                                          34,184
                                >Apparel: 2.0%
             1,230,000          Jones Apparel (b)                                         40,799
                                Women's Apparel
               752,000          Coach (b)                                                 29,313
                                Designer & Retailer of Branded Leather Accessories
               880,000          Nautica Enterprises (b)                                   11,255
                                Casual Apparel
               650,000          Skechers USA (b)                                           9,503
                                Footwear Designer & Marketer
               347,000          Steven Madden (b)                                          4,882
                                Wholesaler/Retailer of Fashion Footwear
               155,000          Hugo Boss Designs (Germany)                                3,232
                                Fashion Apparel
------------------------------------------------------------------------------------------------
                                                                                          98,984
                                Services
                                >Retail: 4.6%
             1,575,000          Christopher & Banks (b)(c)                                53,944
                                Specialty Women's Retailer at Moderate
                                Price Levels
               940,000          Michaels Stores (b)                                       30,973
                                Craft & Hobby Specialty Retailer
             1,450,000          Borders Group (b)                                         28,768
                                Bookstores
               536,000          Zale (b)                                                  22,448
                                Specialty Retailer of Jewelry
               500,000          Whole Foods Market (b)                                    21,780
                                Natural Food Supermarkets
             1,100,000          Pier 1 Imports                                            19,074
                                Imported Furniture & Tchotchkes
               415,000          Chico's Fas (b)                                           16,475
                                Women's Specialty Retail
               750,000          Gadzooks (b)(c)                                           10,305
                                Teen Apparel Retailer
             1,067,000          Autogrill (Italy)                                          9,897
                                Tollway Restaurants
               237,000          Hot Topic (b)                                              7,439
                                Music Inspired Retailer of Apparel,
                                Accessories & Gifts
               300,000          Gaiam (b)                                                  6,540
                                Healthy Living Catalog & E-Commerce
------------------------------------------------------------------------------------------------
                                                                                         227,643
                                >Travel: 1.0%
               860,000          Intrawest (Canada)                                        14,855
                                Owner/Operator of Ski Resorts
               800,000          Vail Resorts (b)                                          14,184
                                Owner/Operator of Ski Resorts
             3,000,000          Airtours (United Kingdom)                                 10,824
                                Tour Operator
                30,000          Kuoni Reisen (Switzerland)                                 7,974
                                Tour Operator
------------------------------------------------------------------------------------------------
                                                                                          47,837
                                >Consumer Services: 1.8%
             1,300,000          ITT Educational Services (b)(c)                           47,931
                                Technology Oriented Post-secondary
                                Degree Programs
             1,780,000          Bally Total Fitness (b)(c)                                38,377
                                National Chain of Fitness Centers
               610,000          Princeton Review (b)                                       4,667
                                College Preparation Courses
------------------------------------------------------------------------------------------------
                                                                                          90,975
                                >Entertainment: 0.5%
             1,150,000          Six Flags (b)                                             17,687
                                Worldwide Theme Park Operator
               250,000          Speedway Motors (b)                                        6,320
                                Motorsport Racetrack Owner & Operator
------------------------------------------------------------------------------------------------
                                                                                          24,007
                                >Casinos: 0.7%
             2,250,000          Station Casinos (b)                                       25,178
                                Casinos & Riverboats
               535,000          Monarch Casino & Resort (b)(c)                             4,280
                                Casino/Hotel in Reno
               700,000          Pinnacle Entertainment (b)                                 4,221
                                Casinos in Secondary Markets & Card Clubs
               113,000          Lakes Gaming (b)                                             701
                                Hotel & Casino in Biloxi & Gulfport
------------------------------------------------------------------------------------------------
                                                                                          34,380
                                >Cruise Lines: 1.5%
             1,400,000          Carnival                                                  39,312
                                Largest Cruise Line
             1,060,000          Steiner Leisure (b)(c)                                    22,525
                                Spas & Hair/Skin Products on Cruise Ships
            32,000,000          Star Cruises (Singapore) (b)                              12,000
                                Cruising/Casino Operations
------------------------------------------------------------------------------------------------
                                                                                          73,837

                                                                                        --------
Consumer Goods/Services: Total                                                           889,114


                                        19                                     A

Liberty Acorn Fund

      >Statement of Investments, continued

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
Finance: 16.6%
                                >Banks: 3.2%
             1,026,000          TCF Financial                                            $49,227
                                Great Lakes Bank
               803,000          Texas Regional Bancshares                                 30,394
                                Tex-Mex Bank
               800,000          Associated Banc-Corp                                      28,232
                                Midwest Bank
               605,000          Chittenden                                                16,698
                                Vermont & Western Massachusetts Bank
               664,000          Glacier Bancorp                                           13,824
                                Montana & Idaho Banks
             2,900,000          Anglo Irish Bank (Ireland)                                11,240
                                Small Corporate Lending & Private Banking
               675,000          Republic                                                   9,349
                                Michigan Bank
                59,000          Umpqua Holdings                                              797
                                Oregon Bank
------------------------------------------------------------------------------------------------
                                                                                         159,761
                                >Savings & Loans: 1.2%
             1,338,000          Peoples Bank Bridgeport                                   28,446
                                Connecticut Savings & Loan
               824,000          Commonwealth Bancorp (c)                                  18,252
                                Philadelphia Savings & Loan
               797,000          Anchor Bancorp Wisconsin                                  14,139
                                Wisconsin Thrift
------------------------------------------------------------------------------------------------
                                                                                          60,837
                                >Insurance: 3.2%
               995,000          Protective Life                                           28,785
                                Life Insurance
               706,000          Philadelphia Consolidated Holding (b)                     26,623
                                Specialty Insurance
               900,000          HCC Insurance Holdings                                    24,795
                                Aviation Insurance
               138,000          Markel (b)                                                24,792
                                Specialty Insurance
               826,000          Leucadia National                                         23,847
                                Insurance Holding Company
               446,000          RLI                                                       20,070
                                Specialty Insurance
               210,000          StanCorp Financial                                         9,923
                                Group Life, Disability & 401K
------------------------------------------------------------------------------------------------
                                                                                         158,835
                                >Money Management: 5.4%
             2,170,000          SEI Investments                                           97,889
                                Mutual Fund Administration & Investment
                                Management
             1,105,000          Affiliated Managers Group (b)                             77,880
                                Mutual Fund & Pension Manager
             1,050,000          Neuberger Berman                                          46,095
                                Major Asset Management Company
               450,000          Eaton Vance                                               15,997
                                Mutual Funds
             1,360,000          Edinburgh Fund Managers
                                (United Kingdom)                                           9,742
                                Investment Management
             1,000,000          Banca Fideuram (Italy)                                     8,010
                                Life Insurance & Mutual Funds
               240,000          BKF Capital Group (b)                                      6,888
                                Institutional Money Manager
                18,000          Julius Baer Holdings                                       6,076
                                Private Banking, Brokerage & Mutual Funds
               200,000          The Investment Company of
                                China (China)                                                616
                                Closed-End Fund
------------------------------------------------------------------------------------------------
                                                                                         269,193
                                >Finance Companies: 3.6%
             4,431,000          AmeriCredit (b)(c)                                       139,798
                                Auto Lending
               850,000          DVI Health Services (b)(c)                                14,620
                                Leases for Big Medical Equipment
             1,820,000          World Acceptance (b)(c)                                   13,286
                                Personal Loans
             1,375,000          Capital Trust (b)(c)                                       7,920
                                Mortgage Loans
------------------------------------------------------------------------------------------------
                                                                                         175,624

                                                                                        --------
Finance: Total                                                                           824,250

------------------------------------------------------------------------------------------------
Industrial Goods/Services: 8.9%
                                >Steel: 0.6%
               840,000          Gibraltar Steel (c)                                       14,717
                                Steel Processing
               400,000          USX- US Steel                                              7,244
                                Steel Producer
               500,000          Maruichi Steel Tube (Japan)                                5,076
                                Processed Steel
               370,000          Atchison Casting (b)                                         651
                                Steel Foundries
------------------------------------------------------------------------------------------------
                                                                                          27,688
                                >Industrial Goods: 1.2%
             1,300,000          Clarcor (c)                                               35,295
                                Mobile & Industrial Filters
               700,000          Applied Industrial Technologies                           13,055
                                Industrial Components Distribution
               254,000          Intermagnetics General (b)                                 6,579
                                Superconducting Wire Manufacturer
               118,000          Mine Safety Appliances (b)                                 4,738
                                Safety Equipment
               400,000          Advanced Lighting Technologies (b)                           600
                                Metal Halide Lighting & Fiber Optic Coatings
------------------------------------------------------------------------------------------------
                                                                                          60,267
                                >Construction: 0.3%
                45,000          Technip (France)                                           6,014
                                Global Engineering & Construction
               200,000          Insituform Technologies (b)                                5,116
                                Rehabilitation & Repair of Gas, Sewer &
                                Water Pipelines
               271,000          Northwest Pipe Company (b)                                 4,431
                                Water Transmission Pipe
------------------------------------------------------------------------------------------------
                                                                                          15,561
                                >Specialty Chemicals & Industrial
                                Materials: 0.7%
             1,100,000          Spartech                                                  22,605
                                Plastics Distribution & Compounding


A                                       20

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
                                >Specialty Chemicals & Industrial
                                Materials--continued
               347,000          SYMYX (b)                                                 $7,370
                                Materials & Chemicals
                16,500          Givaudan (Switzerland)                                     5,032
                                Industrial Fragrances & Flavors
------------------------------------------------------------------------------------------------
                                                                                          35,007
                                >Machinery: 0.7%
               546,000          Ametek                                                    17,412
                                Aerospace/Industrial Instruments
               344,000          Cuno (b)                                                  10,492
                                Filtration & Fluids Clarification
               550,000          Zardoya Otis (Spain)                                       5,106
                                Elevator Manufacturer & Service Provider
                96,000          Esco Technologies (b)                                      3,311
                                Filtration & Test Equipment
------------------------------------------------------------------------------------------------
                                                                                          36,321
                                >Outsourcing Services & Training: 0.7%
            12,000,000          Li & Fung (Hong Kong)                                     13,464
                                Sourcing of Consumer Goods
             2,400,000          Labor Ready (b)(c)                                        12,264
                                Temporary Manual Labor
               180,000          Meitec (Japan)                                             4,374
                                Staffing Company Specializing in Engineers
               600,000          GP Strategies (b)                                          2,280
                                Training Programs
------------------------------------------------------------------------------------------------
                                                                                          32,382
                                Industrial Suppliers: 0.1%
                50,000          Xstrata (Switzerland) (b)                                  6,155
                                Smelting
------------------------------------------------------------------------------------------------
                                >Logistics: 2.5%
             1,400,000          Expeditors International of
                                Washington                                                79,730
                                International Freight Forwarder
               700,000          Forward Air (b)                                           23,744
                                Freight Transportation Between Airports
               759,000          Hub Group (b)(c)                                           7,954
                                Truck & Rail Freight Forwarder
               360,000          UTI Worldwide (b)                                          7,045
                                International Freight Forwarder
               600,000          Airnet Systems (b)(c)                                      4,944
                                Check & Other Small Package Shipment
------------------------------------------------------------------------------------------------
                                                                                         123,417
                                >Other Industrial Services: 2.1%
             1,526,000          Wackenhut, Cl. B (b)                                      29,055
                                Prison Management
             6,100,000          Serco Group (United Kingdom)                              31,972
                                Facilities Management
               520,000          Mobile Mini (b)                                           20,342
                                Leases Portable Storage Units
               700,000          Clark/Bardes Consulting (b)(c)                            17,661
                                Executive Compensation & Benefits Consulting
               360,000          Hagemeyer (Netherlands)                                    6,736
                                Maintenance, Repair & Operating Supply Distribution
------------------------------------------------------------------------------------------------
                                                                                         105,766

                                                                                        --------
Industrial Goods/Services: Total                                                         442,564

Energy/Minerals: 8.5%
                                >Independent Power: 0.4%
               500,000          Orion Power (b)                                           13,050
                                Wholesale Electric Generator
               900,000          Covanta Energy (b)                                         4,068
                                Electric Power Developer
               720,000          Millennium Cell (b)                                        3,758
                                Fuel Cell Technology
------------------------------------------------------------------------------------------------
                                                                                          20,876
                                >Oil/Gas Producers: 2.7%
             5,550,000          XTO Energy                                                97,125
                                Natural Gas Producer
               630,000          Evergreen Resources (b)                                   24,324
                                Coal Seam Gas Producer
             1,670,000          Ultra Petroleum (b)                                       10,170
                                Natural Gas Producer
             1,750,000          Tipperary (b)(c)                                           2,835
                                Coal Seam Gas Producer
------------------------------------------------------------------------------------------------
                                                                                         134,454
                                >Distribution/Marketing/Refining: 2.8%
             1,400,000          Equitable Resources                                       47,698
                                Natural Gas Utility & Producer
             1,456,000          Dynegy                                                    37,128
                                Energy Trading & Generation
             1,270,000          Aquila (b)                                                21,717
                                Energy Trading
             1,320,000          Tesoro Petroleum (b)                                      17,305
                                Oil Refinery/Gas Producer
               761,000          Atmos Energy                                              16,171
                                Natural Gas Utility
------------------------------------------------------------------------------------------------
                                                                                         140,019
                                >Other Resources: 0.3%
             1,350,000          Waste Recycling Group
                                (United Kingdom)                                           8,550
                                Landfills
               600,000          Cadiz (b)                                                  4,812
                                Farming & Water Resources in California
------------------------------------------------------------------------------------------------
                                                                                          13,362
                                >Oil Services: 2.3%
             3,300,000          Newpark Resources (b)                                     26,070
                                Oilfield Fluid Management & Equipment Rental
               450,000          Carbo Ceramics                                            17,622
                                Natural Gas Well Stimulants
             3,500,000          Saipem (Italy)                                            17,152
                                Offshore Construction & Drilling
             1,000,000          FMC Technologies (b)                                      16,450
                                Deep Water Oil & Gas Well Head Manufacturer
               600,000          Precision Drilling (Canada) (b)                           15,474
                                Oil & Gas Driller
               614,000          Chiles Offshore (b)                                       12,212
                                Oil & Gas Driller
               500,000          Enerflex Systems (Canada)                                  6,202
                                Natural Gas Compressor Manufacturer
------------------------------------------------------------------------------------------------
                                                                                         111,182

                                                                                        --------
Energy/Minerals: Total                                                                   419,893


                                        21                                     A

Liberty Acorn Fund

      >Statement of Investments, continued

Number of Shares                                                                     Value (000)
------------------------------------------------------------------------------------------------
Other Industries: 6.1%
                                >Real Estate: 4.8%
             1,000,000          The Rouse Company                                        $29,290
                                Regional Shopping Malls
               699,000          Forest City Enterprises, Cl. B                            27,366
                                Diversified Properties
               875,000          SL Green Realty                                           26,871
                                Manhattan Office Buildings
               700,000          Manufactured Home Communities                             21,847
                                Manufactured Home Communities
               675,000          First Industrial Realty Trust                             20,992
                                Industrial Properties
               505,000          General Growth Properties                                 19,594
                                Regional Shopping Malls
               625,000          Macerich Company                                          16,625
                                Regional Shopping Malls
               650,000          Amli Residential                                          16,393
                                Midwestern Apartments
               903,125          Security Capital European Realty (b)                      16,256
                                Strategic Real Estate Investments
               450,000          BRE Properties                                            13,932
                                Apartments
               520,000          Summit Properties                                         13,010
                                Southeastern Apartments
             1,099,000          LaSalle Hotel Properties (c)                              12,902
                                Upscale/Full Service Hotels
               190,000          Consolidated Tomoka                                        3,777
                                16,000 Acres of Florida Land
------------------------------------------------------------------------------------------------
                                                                                         238,855
                                >Waste Management: 0.2%
               575,000          Tetra Tech (b)                                            11,448
                                Resource Management & Infrastructure Consulting
------------------------------------------------------------------------------------------------
                                >Regulated Utilities: 1.1%
             1,100,000          Unisource Energy                                          20,009
                                Electric Utility in Arizona
               700,000          Conectiv                                                  17,143

Number of Shares
Principal Amount (000)                                                               Value (000)
------------------------------------------------------------------------------------------------
                                Electric Utility in New Jersey, Delaware & Maryland
               200,000          CH Energy                                                 $8,694
                                Electric Utility in New York
               600,000          Red Electrica (Spain)                                      5,587
                                Spanish Power Grid
------------------------------------------------------------------------------------------------
                                                                                          51,433

                                                                                      ----------
Other Industries - Total                                                                 301,736

Total Common Stocks and Other
  Equity-Like Securities: 93.3%
                                                                                      ----------
                                (Cost: $3,007,366)                                     4,630,112

Short-Term Obligations: 6.2%
                                Yield 1.75% - 2.57%
                                Due 1/02 - 1/11/02
           $    42,704          Nestle's Capital                                          42,685
                38,171          Texaco                                                    38,165
                34,920          GMAC                                                      34,887
                32,745          Qwest                                                     32,731
                28,666          Equillon                                                  28,663
                28,465          Ford Motor Puerto Rico                                    28,451
                25,152          SBC Communications                                        25,139
                25,000          Ford Motor Credit                                         24,977
                24,950          IBM Credit                                                24,949
                20,019          Eaton                                                     20,012
                10,000          US Treasury Bill                                           9,996
------------------------------------------------------------------------------------------------
                                (Amortized Cost: $310,655)                               310,655

Total Investments: 99.5%
                                                                                      ----------
                                (Cost: $3,318,021)(a)                                  4,940,767

Cash and Other Assets Less Liabilities: 0.5%                                              22,597

                                                                                      ----------
Total Net Assets: 100%                                                                $4,963,364
================================================================================================


A                                       22

--------------------------------------------------------------------------------
>Notes to Statement of Investments

(a) At December 31, 2001, for federal income tax purposes cost of investments is $3,318,176 and net unrealized appreciation was $1,622,591, consisting of gross unrealized appreciation of $1,881,543 and gross unrealized depreciation of $258,952.

(b)   Non-income producing security.

(c) On December 31, 2001, the fund held the following percentages of the outstanding voting shares of the companies listed below:

      Hub Group                                                  9.83%
      World Acceptance                                           9.70%
      Multex.Com                                                 9.56%
      Bsquare                                                    9.28%
      Novoste                                                    9.23%
      Analysts International                                     8.68%
      Shuffle Master                                             8.64%
      MAPICS                                                     8.27%
      Gadzooks                                                   8.23%
      Helen of Troy                                              8.19%
      COMARCO                                                    7.74%
      Commonwealth Bancorp                                       7.74%
      Capital  Trust                                             7.34%
      Tipperary                                                  6.96%
      Gibraltar Steel                                            6.67%
      First Years                                                6.54%
      Bigfoot International, Series A                            6.53%
      Igate Capital                                              6.51%
      Christopher & Banks                                        6.34%
      Bally Total Fitness                                        6.13%
      Steiner Leisure Ltd                                        6.01%
      LaSalle Hotel Properties                                   5.96%
      DVI Health Services                                        5.93%
      Labor Ready                                                5.92%
      Airnet Systems                                             5.92%
      Avid Technology                                            5.73%
      Monarch Casino & Resort                                    5.67%
      Navigant Consulting                                        5.51%
      ITT Educational Services                                   5.49%
      Clark/Bardes Consulting                                    5.46%
      Systems & Computer Technology                              5.44%
      ClickSoftware Technologies                                 5.35%
      NDC Health                                                 5.32%
      InfoUSA                                                    5.31%
      Micros Systems                                             5.29%
      Clarcor                                                    5.28%
      AmeriCredit                                                5.25%

      The aggregate cost and value of these companies at December 31, 2001, was $618,194,000 and $846,511,000 respectively. Investments in affiliate companies represent 17.06% of total net assets at December 31, 2001. Investment activity and income amounts relating to affiliates during the year ended December 31, 2001 were as follows:

          Dividend  Income                                     $2,742,000
          Net realized gain or loss                          $(49,710,000)
          Change in unrealized gain or loss                  $108,992,000

          Purchases                                          $153,224,000
          Proceeds from sales                                $134,381,000

      In addition, additional purchases of existing portfolio holdings that were not considered affiliates in prior years, resulted in the fund owning more than 5% of the outstanding shares of certain issues at December 31, 2001. Therefore, the cost and market value affiliate disclosure amounts include both acquisitions of new investments in affiliates during the year, as well as prior year investment holdings that became affiliates during the current year.

(d) On December 31, 2001, the market value of foreign securities (in thousands) represents 7.18% of total net assets.
      The Fund's foreign portfolio was diversified as follows:

                                         Value                Percent
=====================================================================
United Kingdom                         $85,128                  1.72%
Canada                                 $56,461                  1.14%
Italy                                  $44,897                  0.90%
Netherlands                            $29,767                  0.60%
Germany                                $21,044                  0.42%
Switzerland                            $19,161                  0.39%
France                                 $19,098                  0.38%
Hong Kong                              $18,405                  0.37%
Japan                                  $16,777                  0.34%
Ireland                                $15,918                  0.32%
Singapore                              $12,000                  0.24%
Spain                                  $10,693                  0.22%
Sweden                                  $4,405                  0.09%
Israel                                  $1,778                  0.04%
China                                     $616                  0.01%
                                     ---------                -------
Total                                $ 356,148                  7.18%
                                     =========                =======


                                        23                                     A

Liberty Acorn International

      >Major Portfolio Changes in the Fourth Quarter

                                                                Number of Shares
                                                       ------------------------------------
                                                         09/30/01                  12/31/01
Additions
-------------------------------------------------------------------------------------------
            Europe

>Germany
GFK                                                       262,000                   400,000
Hugo Boss Designs                                         295,000                   500,000

>Sweden
Observer                                                  830,000                   990,000

>France/Belgium
Euronext                                                  285,000                   395,000
Penauille Polyservice                                     200,000                   270,000
RTL Group (Belgium)                                       297,900                   300,000

>United Kingdom/Ireland
Aberdeen Asset Management                                 965,000                 1,000,000
Anglo Irish Bank (Ireland)                              5,320,000                 5,400,000
Aggreko                                                 1,060,000                 1,900,000
Independent News & Media
(Ireland)                                                       0                 2,500,000
Jardine Lloyd Thompson                                    235,000                   600,000
Nestor Healthcare                                         421,000                   700,000
St. James Place Capital                                   500,000                   860,000
Tullow Oil                                                      0                 3,500,000
Waterford Wedgewood (Ireland)                                   0                12,000,000

>Switzerland
Geberit International                                           0                    20,000
Kuoni Reisen                                               40,000                    50,000
Xstrata                                                         0                    50,000

>Spain
Zardoya Otis                                              550,000                   900,000

>Netherlands
Hagemeyer                                                       0                   565,000
IM Tech                                                   200,000                   460,000
OCE                                                       500,000                   550,000
OPG Groep                                                  29,600                   260,000
Pinkroccade                                               220,000                   300,000
United Services Group                                     260,000                   400,000

-------------------------------------------------------------------------------------------
Asia

>Hong Kong
Global Bio-Chem Technology Group                                0                28,000,000
Hang Lung Properties                                            0                 3,550,000
Hong Kong Exchanges & Clearing                                  0                 5,760,000
JCG Holding                                                     0                 5,290,000
Jiangsu Express                                                 0                14,500,000
SCMP Group                                                      0                10,000,000
Tingyi Holding                                                  0                15,500,000
Wing Hang Bank                                                  0                 1,600,000
Zhejiang Expressway                                             0                17,000,000

>Japan
ARRK                                                       20,000                   140,000
Daiseki                                                     7,300                   125,000
Eneserve                                                   24,000                   120,000
Fuji Seal                                                   2,600                    59,000
Goldcrest                                                       0                   100,000
Kawasumi Laboratories                                      10,000                   250,000
Maruichi Steel Tube                                        17,000                   475,000
Nissin Healthcare Food Services                                 0                    30,000
Paramount Bed                                                   0                   200,000

>Taiwan
Ase Test                                                  400,000                   535,000

>South Korea
Halla Climate Control                                           0                   140,000

>Singapore
Sembcorp Logistics                                      3,800,000                 5,860,000
Singapore Technical
Engineering                                             3,500,000                 6,500,000
Venture Manufacturing                                   1,735,000                 2,085,000
Want Want Holdings                                              0                 2,340,000

-------------------------------------------------------------------------------------------
            Latin America

>Mexico
Consorcio ARA                                               6,000                 2,200,000

>Brazil
Banco Itau                                            152,000,000               152,700,000

-------------------------------------------------------------------------------------------
            Other Countries

>Canada
Moore                                                     200,000                   500,000

>Israel
Amdocs                                                    300,000                   480,000


I                                       24

                                                                Number of Shares
                                                       ------------------------------------
                                                         09/30/01                  12/31/01
Sales
-------------------------------------------------------------------------------------------
            Europe

>Germany
Techem                                                    170,000                         0
Teleplan International                                    565,000                   430,000

>Denmark
ISS International Service Systems                         250,000                         0

>Sweden
Autoliv                                                   500,000                         0
Poolia                                                    600,000                         0

>United Kingdom/Ireland
Dimension Data                                          1,200,000                         0
Euro Money Institutional Investor
(formerly known as
Euro Money Publications)                                1,600,000                 1,440,000
Expro International                                       877,000                   630,000
Incepta                                                 8,100,000                 7,300,000
Informa Group                                           1,650,000                         0
Irish Life & Permanent (Ireland)                        2,600,000                 2,100,000

>Switzerland
Cie Fin Richemont                                       1,250,000                 1,000,000
(includes the effect of a 100 for 1 stocksplit)

>Italy
Saipem                                                  3,625,000                 3,000,000

-------------------------------------------------------------------------------------------
            Asia

>Japan
Otsuka Kagu                                               107,100                         0
THK                                                       200,000                         0

>Taiwan
Systex                                                 13,250,000                10,000,000

>South Korea
Cheil Communications                                      140,000                    80,000

-------------------------------------------------------------------------------------------
            Latin America

>Mexico
Corp Interamericana
de Entretenimiento                                      3,400,000                         0

-------------------------------------------------------------------------------------------
            Other Countries

>Canada
Canadian Hunter                                           325,000                         0
Canadian Natural Resources                                450,000                   300,000
Precision Drilling                                        500,000                   300,000
Talisman Energy                                           400,000                   300,000


                                        25                                     I

Liberty Acorn International

      >Statement of Investments December 31, 2001

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------

                                                                    Common Stocks and Other
                                                              Equity-Like Securities: 95.3%
-------------------------------------------------------------------------------------------
Europe: 61.5%
                     >Germany/Austria: 10.7%
         600,000     Rhoen-Klinikum Pfd.                                            $30,873
         500,000     Rhoen-Klinikum                                                  26,062
                     Hospital Management
       1,000,000     Stinnes                                                         20,671
                     Logistics
         350,000     Deutsche Boerse                                                 13,877
                     Trading, Clearing & Settlement Services for
                     Financial Markets
         150,000     Fresenius, Pfd.                                                 12,419
                     Dialysis Equipment & Hospital Management
         200,000     Henkel                                                          11,227
                     Chemicals, Detergents & Non-Food Consumer Brands
         500,000     Hugo Boss Designs                                               10,425
                     Fashion Apparel
         360,000     Flughafen Wien (Austria)                                         9,623
                     Vienna Airport Authority
         485,000     Jenoptik                                                         9,075
                     Clean Room Construction & Electrical Components
         250,000     Pfeiffer Vacuum Technologies                                     7,841
                     Vacuum Pump Manufacturer
         400,000     GFK                                                              6,896
                     Market Research Services
         430,000     Teleplan International (b)                                       6,475
                     After-Sale Warranty Repair Services
       1,000,000     Takkt                                                            5,168
                     Mail Order Retailer of Office & Warehouse Durables
         100,000     Beru                                                             4,366
                     Auto Parts & Electronics
         200,000     Lion Bioscience                                                  3,252
                     Bioinformatics
-------------------------------------------------------------------------------------------
                                                                                    178,250
                     >Denmark: 0.4%
         100,000     Kobenhavns Lufthavne                                             6,481
                     Copenhagen Airport Authority
-------------------------------------------------------------------------------------------
                     >Finland: 2.3%
         400,000     TietoEnator                                                     10,443
                     Computer Services/Consulting
         350,000     Amer Group                                                       8,925
                     Branded Outdoor Sporting Goods
         200,000     KCI Konecranes International                                     5,104
                     Crane Manufacturer & Service Provider
         350,000     Jaakko Poyry                                                     4,958
                     Engineering Consultants in Forestry, Energy
         625,000     Fiskars, Series A                                                4,733
                     Scissors & Gardening Tools
         900,000     Talentum                                                         3,689
                     Trade Journals
-------------------------------------------------------------------------------------------
                                                                                     37,852
                     >Sweden: 0.9%
         990,000     Observer (b)                                                     6,537
                     Media Monitoring & Communications
       1,750,000     WM Data Nordic                                                   4,405
                     Computer Services/Consulting
         751,200     Metro International, Series B (b)                                3,055
         160,000     Metro International, Series A (b)                                  551
                     Free Subway Newspapers
         213,875     Sigma (b)                                                          360
                     Technical Consulting
-------------------------------------------------------------------------------------------
                                                                                     14,908
                     >France/Belgium: 6.4%
         500,000     Fininfo                                                         14,702
                     Data Feeds for French Banks & Brokers
         100,000     Technip                                                         13,365
                     Global Oil Engineering & Construction
         650,000     NRJ                                                             12,127
                     Radio Network
         300,000     RTL Group (Belgium)                                             11,788
                     TV & Radio Broadcaster
         400,000     Neopost (b)                                                     11,661
                     Postage Meter Machines
         270,000     Penauille Polyservice                                            9,503
                     Industrial Cleaning/Airport Services
         300,000     Essilor International                                            9,075
                     Eyeglass Lenses
         230,000     Euler                                                            8,710
                     Insurance of Accounts Receivable
         395,000     Euronext (b)                                                     7,479
                     Trading, Clearing & Settlement Services for
                     Financial Markets
         750,000     Telindus Group (Belgium)                                         5,346
                     Network Integration Services
          83,000     Coface                                                           3,505
                     Credit Insurance
-------------------------------------------------------------------------------------------
                                                                                    107,261
                     >United Kingdom/Ireland: 19.5%
       7,100,000     Serco Group                                                     37,213
                     Facilities Management
       5,000,000     Capita Group                                                    35,568
                     Outsourcing Services
       5,380,000     Smith & Nephew                                                  32,488
                     Medical Equipment & Supplies
       3,000,000     SSL International                                               23,695
                     Medical & Footcare Products
       2,100,000     Irish Life & Permanent (Ireland)                                21,331
                     Savings Products
       5,400,000     Anglo Irish Bank (Ireland)                                      20,930
                     Corporate Lending & Private Banking
       1,900,000     Spectris                                                        13,140
                     Electronic Instruments & Controls
       1,900,000     Aggreko                                                         10,097
                     Provider of Temporary Power & Temperature
                     Control Services
       3,200,000     Holmes Place                                                    10,017
                     Health Clubs
       1,300,000     Alliance Unichem                                                 9,822
                     Pharmaceutical Wholesaler & Retailer
      12,000,000     Waterford Wedgwood (Ireland)                                     9,409
                     Crystal, Tableware & Cookware
       3,000,000     FKI                                                              8,064
                     Materials Handling Equipment
       4,100,000     First Choice Holidays                                            7,534
                     Tour Operator


I                                       26

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                     >United Kingdom/Ireland - continued
       1,300,000     Amey                                                            $7,038
                     Facilities Management
       2,500,000     Taylor Nelson                                                    7,025
                     Market Research Services
       1,300,000     Hit Entertainment                                                6,880
                     Television Shows for Children
       1,440,000     Euro Money Institutional Investors
                     (formerly known as Euro Money
                     Publications)                                                    6,814
                     Financial Publications
       1,000,000     Waste Recycling Group                                            6,333
                     Landfills
         575,000     Torex                                                            6,128
                     Application Software for Hospital Management
                     & Retail
       1,000,000     Aberdeen Asset Management                                        5,700
                     Asset Management
         700,000     Nestor Healthcare                                                5,554
                     Supplier Of Outsourced Health Care Staffing Solutions
         600,000     Jardine Lloyd Thompson (b)                                       5,371
                     Business Insurance Broker
       7,300,000     Incepta                                                          5,101
                     Business Information & Marketing Services
         800,000     First Technology                                                 4,694
                     Auto Electronic Sensors
       2,500,000     Independent News & Media (Ireland) (b)                           4,678
                     Newspaper Publisher in U.K. & Commonwealth
                     Countries
         860,000     St. James Place Capital                                          4,407
                     Life Insurance & Investment Product Distributor
       3,500,000     Tullow Oil (b)                                                   3,852
                     Oil & Gas Producer
         630,000     Expro International                                              3,607
                     Offshore Oil Field Services
         400,000     Charles Taylor Consulting                                        2,201
                     Mutual Insurance Management
         600,000     NTL (b)                                                            564
                     Voice, Video & Data Services Via Cable Networks
          75,000     RPS Group                                                          157
                     Environmental Consulting
-------------------------------------------------------------------------------------------
                                                                                    325,412
                     >Switzerland: 8.1%
       1,000,000     Cie Fin Richemont                                               18,594
                     Luxury Goods
          60,000     Givaudan                                                        18,299
                     Industrial Fragrances & Flavors
          60,500     Kaba Holdings                                                   14,951
                     Building Security Systems
           7,000     Pargesa                                                         13,839
                     Industrial & Media Conglomerate
          40,000     Julius Baer                                                     13,501
                     Private Banking, Brokerage & Mutual Funds
          50,000     Kuoni Reisen                                                    13,290
                     Tour Operator
         200,000     Bachem                                                          11,452
                     Peptides
           4,000     Sarasin & Cie Bank                                               7,775
                     Private Banking
          10,800     Synthes-Stratec                                                  7,525
                     Products for Orthopedic Surgery
          50,000     Xstrata (b)                                                      6,155
                     Smelting
          90,000     Bon Appetit                                                      6,021
                     Wholesale Food Distributor and Specialty
                     Restaurant/Retailer
          20,000     Geberit International                                            4,478
                     Plumbing Supplies
-------------------------------------------------------------------------------------------
                                                                                    135,880
                     >Italy: 3.7%
       3,000,000     Autogrill                                                       27,826
                     Restaurants & Catering for Travelers
       3,000,000     Saipem                                                          14,702
                     Offshore Oil Construction & Drilling
       1,675,000     Banca Fideuram                                                  13,417
                     Life Insurance & Mutual Funds
       1,000,000     Interpump Group                                                  3,876
                     HIGH Pressure Pumps & Pistons
         850,000     Class Editori                                                    2,689
                     Newspapers & On-Line Financial Data
-------------------------------------------------------------------------------------------
                                                                                     62,510
                     >Spain: 4.5%
       1,610,000     Red Electrica                                                   14,991
                     Spanish Power Grid
       1,000,000     Aguas de Barcelona                                              12,474
                     Water Utility
         875,000     Prosegur                                                        11,804
                     Security Guards
         900,000     Zardoya Otis                                                     8,356
                     Elevator Manufacturer & Service Provider
       1,200,000     Abengoa                                                          7,388
                     Engineering & Construction
         700,000     NH Hoteles (b)                                                   6,967
                     Business Hotel
       1,000,000     Cortefiel                                                        5,640
                     Apparel Retailer
       1,100,000     Transportes Azkar                                                5,332
                     Package Delivery & Logistics
         200,000     Aldeasa                                                          3,051
                     Airport Retail Management
-------------------------------------------------------------------------------------------
                                                                                     76,003
                     >Netherlands: 5.0%
         500,000     Hunter Douglas                                                  13,423
                     Decorative Window Coverings
         565,000     Hagemeyer                                                       10,572
                     B2B Distributor to Industrial & Construction
                     End Markets
         260,000     OPG Groep                                                        8,981
                     Pharmaceutical Wholesaler & Retailer
         460,000     IM Tech                                                          8,615
                     Technical Engineering
         180,000     Fugro                                                            8,035
                     Survey & GPS Services
         400,000     United Services Group                                            7,787
                     Temporary Staffing Services
         450,000     Vopak                                                            7,297
                     Oil Storage & Chemical Distribution
         220,000     Nutreco Holdings                                                 7,037
                     Salmon, Animal Feeds
         300,000     Pinkroccade                                                      6,362
                     Computer Services/Outsourcing


                                        27                                     I

Liberty Acorn International

      >Statement of Investments, continued

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                     >Netherlands - continued
         550,000     OCE                                                             $5,523
                     Manufacturer of High Speed Copiers
-------------------------------------------------------------------------------------------
                                                                                     83,632

                                                                                 ----------
         Europe:     Total                                                        1,028,189

-------------------------------------------------------------------------------------------
Asia: 23.0%
                     >Hong Kong: 5.7%
       6,000,000     TVB                                                             26,005
                     Television Broadcasting
      20,000,000     Li & Fung                                                       22,440
                     Sourcing of Consumer Goods
      28,000,000     Global Bio-Chem Technology Group                                 9,784
                     Corn-Based Food Products
       5,760,000     Hong Kong Exchanges & Clearing                                   8,752
                     Trading, Clearing & Settlement Services for
                     Financial Markets
      10,000,000     SCMP Group                                                       6,283
                     English Language Newspaper in Hong Kong
       1,600,000     Wing Hang Bank                                                   5,129
                     Consumer & Commercial Banking
      17,000,000     Zhejiang Expressway                                              4,185
                     Toll Road Builder & Operator
       3,550,000     Hang Lung Properties                                             3,664
                     Property Manager
       5,290,000     JCG Holding (b)                                                  3,290
                     Consumer Finance
      14,500,000     Jiangsu Express                                                  3,179
                     Toll Road Builder & Operator
      15,500,000     Tingyi Holding                                                   2,604
                     Instant Noodles
-------------------------------------------------------------------------------------------
                                                                                     95,315
                     >Japan: 11.0%
         280,000     Orix                                                            24,962
                     Leasing & Other Financial Services
         120,000     Nintendo                                                        20,913
                     Entertainment Software & Hardware
          40,000     Bellsystem24                                                    14,883
                     Call Centers
         250,000     Aeon Credit Service                                             14,238
                     Credit Card Issuer
         775,000     Olympus Optical                                                 11,093
                     Medical Equipment & Cameras
         150,000     Funai Electric                                                  11,037
                     Consumer Electronics
         700,000     Banyu Pharmaceutical                                            10,365
                     Ethical Drug Producer
         600,000     Toppan Forms                                                    10,001
                     Business Forms & Printing Services
         260,000     Konami                                                           7,680
                     Entertainment Software
         317,000     Uni-Charm                                                        6,596
                     Infant Hygiene & Feminine Care Products
         180,000     Hokuto                                                           6,205
                     Mushroom Production
         140,000     ARRK                                                             5,932
                     Prototypes & Molds for New Product Development
         165,000     Aderans                                                          4,849
                     Hair Pieces
         475,000     Maruichi Steel Tube                                              4,822
                     Processed Steel
         310,000     Daito Trust Construction                                         4,720
                     Apartment Builder
         190,000     Meitec                                                           4,617
                     Staffing Company Specializing in Engineers
         120,000     Eneserve (b)                                                     4,283
                     Sells & Maintains In-House Power Generators
         200,000     Paramount Bed                                                    3,698
                     Manufacturer of Adjustable Beds
         100,000     Goldcrest                                                        3,690
                     Apartment Developer
         250,000     Kawasumi Laboratories                                            2,468
                     Medical Supplies
          59,000     Fuji Seal                                                        2,038
                     Packaging Materials & Machinery
         125,000     Daiseki                                                          1,784
                     Waste Disposal & Recycling
         200,000     Wilson Learning                                                  1,154
                     Corporate Training
          30,000     Nissin Healthcare Food Service (b)                               1,048
                     Hospital Catering
-------------------------------------------------------------------------------------------
                                                                                    183,076
                     >Taiwan: 2.1%
       4,875,000     Advantech                                                       12,541
                     Computer Based Industrial Automation
      10,000,000     Systex (b)                                                      10,519
                     Systems Integrator & Internet Services
         535,000     Ase Test (b)                                                     7,453
                     Semiconductor Packaging & Test Services
       5,750,000     Chroma Ate                                                       4,306
                     Test & Measurement Instruments
-------------------------------------------------------------------------------------------
                                                                                     34,819
                     >South Korea: 1.3%
         750,000     S1 Corporation                                                  10,110
                     Security Services
          80,000     Cheil Communications                                             8,225
                     Advertising
         140,000     Halla Climate Control (b)                                        3,839
                     Auto Parts Manufacturer
-------------------------------------------------------------------------------------------
                                                                                     22,174
                     >Singapore: 2.9%
      40,000,000     Star Cruises (b)                                                15,000
                     Cruise Line
       2,085,000     Venture Manufacturing                                           15,018
                     Electronic Manufacturing Services
       6,500,000     Singapore Technical Engineering                                  8,272
                     Defense Supplier
       5,860,000     Sembcorp Logistics                                               5,712
                     Logistic Services for Marine Transport
       2,340,000     Want Want Holdings                                               4,446
                     Snack Foods
-------------------------------------------------------------------------------------------
                                                                                     48,448

                                                                                 ----------
      Asia: Total                                                                   383,832


I                                       28

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Latin America: 1.9%

                     >Mexico: 0.7%
         475,000     Grupo Aeroportuario (b)                                         $7,315
                     Mexican Airport Authority
       2,200,000     Consorcio ARA (b)                                                3,916
                     Low/Medium Income House Builder
-------------------------------------------------------------------------------------------
                                                                                     11,231
                     >Brazil: 0.9%
     152,700,000     Banco Itau                                                      11,629
                     Universal Bank
         130,000     Embraer Empresa Brasileira                                       2,877
                     Mid Size Jets for Regional Airlines
-------------------------------------------------------------------------------------------
                                                                                     14,506
                     >Argentina: 0.3%
         380,000     Siderca                                                          5,510
                     Seamless Pipes for Oil Wells
-------------------------------------------------------------------------------------------

                                                                                -----------
Latin America: Total                                                                 31,247

-------------------------------------------------------------------------------------------
Other Countries: 8.9%
                     >Australia/New Zealand: 1.7%
       5,000,000     Computershare                                                   13,479
                     Financial Software/Services
         520,000     Perpetual Trustees                                              11,661
                     Investment Management
       1,000,000     United Networks Limited (New Zealand)                            3,418
                     New Zealand Electric Grid
-------------------------------------------------------------------------------------------
                                                                                     28,558
                     >Canada: 5.5%
       1,150,000     Power Financial                                                 27,520
                     Life Insurance & Mutual Funds
         900,000     Corus Entertainment (b)                                         17,920
                     Television Programming & Radio Stations
         300,000     Talisman Energy                                                 11,400
                     Oil & Gas Producer
         200,000     Celestica (b)                                                    8,040
                     Electronic Manufacturing Services
         450,000     Intrawest                                                        7,773
                     Owner/Operator of Ski Resorts
         300,000     Precision Drilling (b)                                           7,737
                     Oil & Gas Well Driller
         300,000     Canadian Natural Resources                                       7,219
                     Oil & Gas Producer
         500,000     Moore                                                            4,805
                     Commercial Printing
-------------------------------------------------------------------------------------------
                                                                                     92,414
                     >Israel: 1.0%
         480,000     Amdocs (b)                                                      16,306
                     Telecommunications Billing & Customer Care Software
-------------------------------------------------------------------------------------------

                     >Russia: 0.3%
          11,500     Khanty Mansiysk                                                  4,190
      $1,500,000     Khanty Mansiysk 1% Notes
                     Due 10/14/02 (b)                                                 1,500
                     Oil Production in Russia
-------------------------------------------------------------------------------------------
                                                                                      5,690
                     >United States: 0.4%
         830,000     MIH (b)                                                          6,059
                     Pay-TV & Interactive TV Technology
-------------------------------------------------------------------------------------------
     Other: Total                                                                   149,027

Total Common Stocks and Other
  Equity-Like Securities: 95.3%
                                                                                -----------
                     (Cost: $1,524,928)                                          $1,592,295

Short-Term Obligations: 4.8%
                     Foreign Time Deposits
                       Yield 3.0%
                       Due 1/02/02
71,000     Euro      State Street Bank                                               63,261
11,000     GBP       State Street Bank                                               16,016
-------------------------------------------------------------------------------------------
                     (Amortized Cost: $79,277)                                       79,277

                                                                                -----------
Total Investments: 100.1%                                                         1,671,572
(Cost: $1,604,205)(a)

Cash and Other Assets Less Liabilities: (0.1%)                                      (1,136)

                                                                                -----------
Total Net Assets: 100%                                                           $1,670,436
===========================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments

(a) At December 31, 2001, for federal income tax purposes cost of investments is $1,613,787 and net unrealized appreciation was $57,785 consisting of gross unrealized appreciation of $323,905 and gross unrealized depreciation of $266,120.

(b)   Non-income producing security.

(c) On December 31, 2001, $601,851 or 36.0% of the Fund's net assets was denominated in the Euro currency.


                                        29                                     I

Liberty Acorn International

      >Portfolio Diversification

At December 31, 2001, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

                                                           Value (000)           Percent
----------------------------------------------------------------------------------------
>Computer Hardware
Semiconductors                                                 $7,453               0.5%
----------------------------------------------------------------------------------------
                                                                7,453               0.5

>Computer Software
Telephone Related                                              16,306               1.0
----------------------------------------------------------------------------------------
                                                               16,306               1.0

>Technology Services
Full Service                                                   27,338               1.7
Network/ SI                                                    10,519               0.6
Internet/ Web Consulting                                        3,689               0.2
Embedded Systems                                                  360               0.0
----------------------------------------------------------------------------------------
                                                               41,906               2.5

>Telecommunications
ISP's                                                           6,059               0.4
Alternative Provider                                            5,346               0.3
Cable                                                             564               0.0
----------------------------------------------------------------------------------------
                                                               11,969               0.7

>Broadcasting & Media Content
Media Content Providers                                        76,068               4.5
Radio & TV Broadcasting                                        49,920               3.0
Hybrid Internet                                                27,811               1.7
Market Research                                                13,921               0.8
----------------------------------------------------------------------------------------
                                                              167,720              10.0

>Health Care
Devices & Consumable                                           92,658               5.5
Services                                                       80,545               4.8
Biotech                                                        26,365               1.6
Drugs                                                           9,822               0.6
----------------------------------------------------------------------------------------
                                                              209,390              12.5

>Business Services
BPO                                                           115,020               6.9
Business Services                                              78,682               4.7
Logistics                                                      38,190               2.3
Consumer Services                                               1,154               0.1
----------------------------------------------------------------------------------------
                                                              233,046              14.0

>Financials
Lending Institutions                                          $80,178               4.8%
Insurance                                                      65,133               3.9
Asset Management                                               56,624               3.4
----------------------------------------------------------------------------------------
                                                              201,935              12.1

>Consumer Goods & Services
Branded Goods                                                 109,759               6.6
Leisure                                                        65,007               3.9
Retail Outlets                                                 42,538               2.5
Distribution/ E-Commerce                                        5,168               0.3
----------------------------------------------------------------------------------------
                                                              222,472              13.3

>Industrials
Goods                                                         182,805              10.9
EMS                                                            34,095               2.0
Electronic Manufacturing                                       16,847               1.0
Construction                                                   15,630               0.9
R&D Design Firms                                               13,140               0.8
Distribution                                                   10,572               0.7
----------------------------------------------------------------------------------------
                                                              273,089              16.3

>Other Industries
Energy                                                         98,300               5.9
Utilities                                                      64,140               3.8
Real Estate                                                    30,730               1.9
Conglomerate                                                   13,839               0.8
----------------------------------------------------------------------------------------
                                                              207,009              12.4

Total Common Stocks and
   Other Equity-Like Securities:
                                                           ----------             ------
                                                            1,592,295              95.3

Short-term Obligations:                                       $79,277               4.8

                                                           ----------             ------
Total Investments:                                          1,671,572             100.1

Cash and Other Assets
   Less Liabilities:                                          (1,136)              (0.1)

                                                           ----------             ------
Net Assets:                                                $1,670,436             100.0%
========================================================================================


I                                       30

Liberty Acorn USA

      >Major Portfolio Changes in the Fourth Quarter

                                                                 Number of Shares
                                                        ------------------------------------
                                                           09/30/01                12/31/01
Additions
--------------------------------------------------------------------------------------------
            Information

Analysts International                                            0                 256,600
Information Holdings                                         48,600                 108,600
--------------------------------------------------------------------------------------------
            Health Care
Novoste                                                     160,000                 345,000

--------------------------------------------------------------------------------------------
            Consumer Goods/Services
Christopher & Banks                                          70,500                  85,500
(includes the effect of a 3 for 2 stocksplit)
Hot Topic                                                         0                  40,000

--------------------------------------------------------------------------------------------
            Finance
AmeriCredit                                                 450,500                 551,500
Markel                                                            0                   7,000

--------------------------------------------------------------------------------------------
            Industrial Goods/Services
Clark/Bardes Consulting                                           0                  75,000
Cuno                                                              0                  32,900
Spartech                                                          0                  95,000

--------------------------------------------------------------------------------------------
            Energy/Minerals
Aquila                                                            0                 115,000
Newpark Resources                                           476,000                 551,000

Sales
--------------------------------------------------------------------------------------------
            Information
Pomeroy Computer Resources                                  125,300                       0
PRIMEDIA                                                     95,000                       0

--------------------------------------------------------------------------------------------
            Health Care
Serologicals                                                208,900                 108,900

                                       31                                      U

Liberty Acorn USA

      >Statement of Investments December 31, 2001

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                                                                       Common Stocks: 92.6%
-------------------------------------------------------------------------------------------
Information: 33.6%

                     >Broadcasting: 2.6%
         333,100     Salem Communications (b)                                        $7,661
                     Radio Stations for Religious Programming
-------------------------------------------------------------------------------------------

                     >Radio: 0.4%
          80,000     Cumulus Media, Cl. A (b)                                         1,294
                     Radio Stations in Small Cities
-------------------------------------------------------------------------------------------

                     >Television Programmimg: 1.8%
         285,000     Mediacom Communications (b)                                      5,204
                     Cable Television Franchises
-------------------------------------------------------------------------------------------

                     >Telecommunications/Wireline
                     Communications: 1.0%
          66,000     Commonwealth Telephone (b)                                       3,003
                     Rural Phone Franchises & CLEC
-------------------------------------------------------------------------------------------

                     >Mobile Communications: 4.2%
         105,000     Telephone & Data Systems                                         9,424
                     Cellular & Telephone Services
         182,700     Comarco (b)                                                      2,786
                     Wireless Network Testing
-------------------------------------------------------------------------------------------
                                                                                     12,210
                     >Computer Services: 3.3%
         232,000     American Management Systems (b)                                  4,195
                     Software Development Services
         786,000     RCM Technologies (b)                                             3,694
                     Technology Staffing Services
         256,600     Analysts International                                           1,060
                     Technology Staffing Services
          60,000     New Horizons Worldwide (b)                                         690
                     Computer Training Services
-------------------------------------------------------------------------------------------
                                                                                      9,639
                     >Business Software: 12.5%
         527,600     Micros Systems (b)                                              13,243
                     Information Systems for Restaurants & Hotels
         578,000     JDA Software (b)                                                12,918
                     Applications/Software & Services for Retailers
         765,000     Novell (b)                                                       3,511
                     Directory, Identity Management & Authorization Software
         132,000     MRO Software (b)                                                 3,086
                     Enterprise Management Software
          80,000     SPSS (b)                                                         1,420
                     Statistical Analysis Software
          80,000     JD Edwards (b)                                                   1,316
                     Mid Market ERP & Supply Chain Software
          50,000     Group 1 Software (b)                                               778
                     Address Verification Software
-------------------------------------------------------------------------------------------
                                                                                     36,272
                     >Transaction Processors: 3.7%
         214,640     Global Payments                                                  7,384
                     Credit Card Processor
         189,000     Euronet Services (b)                                             3,421
                     ATM Processor
-------------------------------------------------------------------------------------------
                                                                                     10,805

                     >Gaming Equipment: 0.2%
          35,000     Shuffle Master (b)                                                $548
                     Card Shufflers, Casino Games & Slot Machines
-------------------------------------------------------------------------------------------

                     >Business Information/Marketing
                     Services/Publishing: 2.2%
         108,600     Information Holdings (b)                                         3,074
                     Scientific & Medical Publications, Patent Information
         102,800     Getty Images (b)                                                 2,362
                     Photographs for Publications & Electronic Media
          50,000     Martha Stewart Living Omnimedia (b)                                823
                     Magazines, Merchandise & TV Programs
-------------------------------------------------------------------------------------------
                                                                                      6,259
                     >Semiconductors/Related Equipment: 1.7%
         235,000     Axcelis Technologies (b)                                         3,029
                     Ion Implantation Tools
          80,000     Integrated Circuit Systems (b)                                   1,807
                     Silicon Timing Devices
-------------------------------------------------------------------------------------------
                                                                                      4,836

-------------------------------------------------------------------------------------------
                     Information: Total                                              97,731

-------------------------------------------------------------------------------------------
Health Care: 17.6%
                     >Biotechnology/Drug Delivery: 1.0%
         375,000     Locus Discovery, Series D. Pfd. (b)                              1,500
                     High Throughput Rational Drug Design
         154,000     SYRRX, Series C (b)                                              1,001
                     X-ray Crystallography
         363,636     Metabolex, Series F (b)                                            582
                     Drugs for Diabetes
-------------------------------------------------------------------------------------------
                                                                                      3,083
                     >Medical Equipment: 4.2%
         274,000     Edwards Lifesciences (b)                                         7,571
                     Heart Valves
         345,000     Novoste (b)                                                      3,015
                     Radiation Catheters for In-Stent Restenosis
         129,000     Visx (b)                                                         1,709
                     Laser Eye Surgery
-------------------------------------------------------------------------------------------
                                                                                     12,295
                     >Services: 12.4%
         268,300     NDCHealth (formerly known as
                     National Data)                                                   9,270
                     Health Claims Processing & Drug Marketing Services
         246,800     Lincare Holdings (b)                                             7,071
                     Home Health Care Services
         856,100     Magellan Health Services (b)                                     5,436
                     Mental Health Services
         184,000     First Health Group (b)                                           4,552
                     PPO Network
         515,000     Beverly Enterprises (b)                                          4,429
                     Nursing Homes
         108,900     Serologicals (b)                                                 2,341
                     Blood Collection & Antibody Production
          80,000     Syncor International (b)                                         2,291
                     Nuclear Pharmacy for Radiopharmaceuticals
          18,000     Medquist (b)                                                       527
                     Medical Transcription Services
-------------------------------------------------------------------------------------------
                                                                                     35,917

                                                                                  ---------
                     Health Care: Total                                              51,295


U                                       32

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Consumer Goods/Services: 11.4%
                     >Consumer Services: 4.5%
         333,000     ITT Educational Services                                       $12,278
                     Technology-oriented Post-secondary Degree Programs
          43,000     Bally Total Fitness (b)                                            927
                     National Chain of Fitness Centers
-------------------------------------------------------------------------------------------
                                                                                     13,205
                     >Apparel: 1.3%
         132,200     Steven Madden (b)                                                1,860
                     Wholesaler/Retailer of Fashion Footwear
          30,000     Coach (b)                                                        1,169
                     Designer & Retailer of Branded Leather Accessories
          60,000     Skechers USA (b)                                                   877
                     Footwear Designer & Marketer
-------------------------------------------------------------------------------------------
                                                                                      3,906
                     >Retail: 5.6%
         310,000     Callaway Golf                                                    5,937
                     Premium Golf Clubs & Balls
         347,000     Gadzooks (b)                                                     4,768
                     Teen Apparel Retailer
          85,500     Christopher & Banks (b)                                          2,928
                     Specialty Women's Retailer at Moderate Price Levels
          65,000     Borders Group (b)                                                1,290
                     Bookstores
          40,000     Hot Topic (b)                                                    1,256
                     Music Inspired Retailer of Apparel, Accessories & Gifts
-------------------------------------------------------------------------------------------
                                                                                     16,179

                                                                                  ---------
                     Consumer Goods/Services: Total                                  33,290

-------------------------------------------------------------------------------------------
Finance: 10.3%
                     >Banks: 1.5%
         158,125     Chittenden                                                       4,364
                     Vermont & West Massachusetts Bank
-------------------------------------------------------------------------------------------

                     >Finance Companies: 7.5%
         551,500     AmeriCredit (b)                                                 17,400
                     Auto Lending
         590,000     World Acceptance (b)                                             4,307
                     Personal Loans
-------------------------------------------------------------------------------------------
                                                                                     21,707
                     >Savings & Loan: 0.1%
          17,800     Anchor Bancorp Wisconsin                                           316
                     Wisconsin Thrift
-------------------------------------------------------------------------------------------

                     >Insurance: 1.2%
          40,000     Leucadia National                                                1,155
                     Insurance Holding Company
           7,000     Markel (b)                                                       1,258
                     Specialty Insurance
          40,000     HCC Insurance Holdings                                           1,102
                     Aviation Insurance
-------------------------------------------------------------------------------------------
                                                                                      3,515

                                                                                  ---------
                     Finance: Total                                                  29,902

-------------------------------------------------------------------------------------------
Industrial Goods/Services: 7.2%

                     >Industrial Materials: 1.2%
          95,000     Spartech                                                        $1,952
                     Plastics Distribution & Compounding
          53,000     Clarcor                                                          1,439
                     Mobile & Industrial Filters
-------------------------------------------------------------------------------------------
                                                                                      3,391
                     >Machinery: 0.3%
          32,900     Cuno (b)                                                         1,003
                     Filtration & Fluids Clarification
-------------------------------------------------------------------------------------------

                     >Industrial Services: 5.7%
         422,500     Wackenhut, Cl. B (b)                                             8,044
                     Prison Management
         346,000     Hub Group (b)                                                    3,626
                     Truck & Rail Freight Forwarder
         206,900     Insurance Auto Auctions (b)                                      3,002
                     Auto Salvage Services
          75,000     Clark/Bardes Consulting (b)                                      1,892
                     Executive Compensation & Benefits Consulting
-------------------------------------------------------------------------------------------
                                                                                     16,564

                                                                                  ---------
                     Industrial Goods/Services: Total                                20,958

-------------------------------------------------------------------------------------------
Energy/Minerals: 7.8%
                     >Oil Services: 1.9%
         551,000     Newpark Resources (b)                                            4,353
                     Oilfield Fluid Management
          70,000     FMC Technologies (b)                                             1,152
                     Deep Water Oil & Gas Well Head Manufacturer
-------------------------------------------------------------------------------------------
                                                                                      5,505
                     >Distribution/Marketing/Refining: 5.9%
         360,800     Tesoro Petroleum (b)                                             4,730
                     Oil Refinery/Gas Reserves
         122,600     Equitable Resources                                              4,177
                     Natural Gas Utility & Producer
         193,000     Atmos Energy                                                     4,101
                     Natural Gas Utility
          80,400     Dynegy                                                           2,050
                     Natural Gas & Electric Processing, Production & Marketing
         115,000     Aquila (b)                                                       1,967
                     Energy Trading
-------------------------------------------------------------------------------------------
                                                                                     17,025

                                                                                  ---------
                     Energy/Minerals: Total                                          22,530

-------------------------------------------------------------------------------------------
Other Industries: 4.7%
                     >Real Estate: 0.5%
          47,000     The Rouse Company                                                1,377
                     Regional Shopping Malls
-------------------------------------------------------------------------------------------

                     >Regulated Utilities: 4.2%
         498,000     Conectiv                                                        12,196
                     Electric Utility in New Jersey, Delaware & Maryland

                                                                                  ---------
                     Other Industries: Total                                         13,573

Total Common Stocks (Cost: $227,153): 92.6%                                         269,279


                                        33                                     U

Liberty Acorn USA

      >Statement of Investments, continued

Principal Amount (000)                                                          Value (000)
-------------------------------------------------------------------------------------------
Short-Term Obligations: 7.0%
                     Yield 1.70% - 1.85% Due 1/02 - 1/03/02
     $    10,463     Amgen Financial                                                $10,462
             979     Prudential Funding                                               9,769
-------------------------------------------------------------------------------------------
                     (Amortized Cost: $20,231)                                       20,231

Total Investments (Cost: $247,384)(a): 99.6%                                        289,510

Cash and Other Assets Less Liabilities: 0.4%                                          1,200

                                                                                  ---------
Total Net Assets: 100%                                                             $290,710
===========================================================================================

>Notes to Statement of Investments

(a) At December 31, 2001, for federal Income tax purposes cost of investments is $247,596 and net unrealized appreciation was $41,914 consisting of gross unrealized appreciation of $71,597 and gross unrealized depreciation of $29,683.

(b)  Non-income producing security.


U                                      34

Liberty Acorn Foreign Forty

      >Major Portfolio Changes in the Fourth Quarter

                                                                   Number of Shares
                                                         -----------------------------------
                                                           09/30/01                12/31/01
Additions
-------------------------------------------------------------------------------------------
            Europe

>United Kingdom
Alliance Unichem                                                0                   150,000

>Switzerland
Givaudan                                                        0                     3,300

Sales
-------------------------------------------------------------------------------------------
            Asia

>Japan
Kao                                                        75,000                    40,000

-------------------------------------------------------------------------------------------
            Other Countries

>Canada
Precision Drilling                                         80,000                         0


                                     35                                      F40

Liberty Acorn Foreign Forty

      >Statement of Investments December 31, 2001

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                                                                      Common Stocks: 100.2%
-------------------------------------------------------------------------------------------
Europe: 64.7%

                     >Germany: 8.9%
          45,000     Rhoen-Klinikum                                                  $2,346
                     Hospital Management
          39,000     Deutsche Boerse                                                  1,546
                     Trading, Clearing & Settlement Services for
                     Financial Markets
           3,500     Henkel                                                             197
                     Chemicals, Detergents & Non-Food Consumer Brands
-------------------------------------------------------------------------------------------
                                                                                      4,089
                     >Norway: 1.8%
          49,000     Orkla                                                              831
                     Consumer Goods & Chemicals Holding Company
-------------------------------------------------------------------------------------------

                     >France/Belgium: 8.2%
          13,500     Technip                                                          1,804
                     Global Oil Engineering & Construction
          24,800     RTL Group (Belgium)                                                975
                     TV & Radio Broadcaster
          10,000     AGF                                                                480
                     Life & Health Insurance
          25,000     Euronext (b)                                                       473
                     Trading, Clearing & Settlement Services for
                     Financial Markets
-------------------------------------------------------------------------------------------
                                                                                      3,732
                     >United Kingdom/Ireland: 16.6%
         160,000     Irish Life & Permanent (Ireland)                                 1,625
                     Life Insurance
         210,000     Capita Group                                                     1,494
                     Outsourcing Services
         220,000     Smith & Nephew                                                   1,329
                     Medical Equipment & Supplies
         150,000     Alliance Unichem                                                 1,133
                     Pharmaceutical Wholesaler & Retailer
         170,000     Serco Group                                                        891
                     Facilities Management
         175,000     Anglo Irish Bank (Ireland)                                         678
                     Corporate Lending & Private Banking
          10,000     Elan (Ireland) (b)                                                 451
                     Specialty Drug Discovery And Delivery
-------------------------------------------------------------------------------------------
                                                                                      7,601
                     >Switzerland: 13.9%
           2,920     Synthes-Stratec                                                  2,035
                     Products for Orthopedic Surgery
             965     Pargesa                                                          1,908
                     Industrial & Media Conglomerate
           3,300     Givaudan                                                         1,006
                     Industrial Fragrances & Flavors
          45,000     Cie Fin Richemont                                                  837
                     Luxury Goods, Tobacco & Pay TV
           1,700     Julius Baer Holding                                                574
                     Private Banking, Brokerage & Mutual Funds
-------------------------------------------------------------------------------------------
                                                                                      6,360
                     >Italy: 7.9%
         200,000     Autogrill                                                        1,855
                     Restaurants & Catering for Travelers
         130,000     Banca Fideuram                                                   1,041
                     Life Insurance & Mutual Funds
         150,000     Saipem                                                            $735
                     Offshore Oil Construction & Drilling
-------------------------------------------------------------------------------------------
                                                                                      3,631
                     >Netherlands: 7.4%
          82,921     TNT Post Group                                                   1,795
                     Postal Service & Parcel Delivery
          61,000     Fortis                                                           1,582
                     Financial Services Conglomerate
-------------------------------------------------------------------------------------------
                                                                                      3,377

                                                                                 ----------
                     Europe: Total                                                   29,621

-------------------------------------------------------------------------------------------
Asia: 22.1%
                     >Hong Kong: 2.5%
       1,000,000     Li & Fung                                                        1,122
                     Sourcing of Consumer Goods
-------------------------------------------------------------------------------------------

                     >Japan: 16.1%
          10,800     Nintendo                                                         1,882
                     Entertainment Software & Hardware
          26,400     Oriental Land                                                    1,806
                     Disney Theme Park Operator
          17,500     Orix                                                             1,560
                     Finance Leasing
          40,000     KAO                                                                828
                     Consumer Products
          45,000     Banyu Pharmaceutical                                               666
                     Ethical Drug Producer
          22,000     Konami                                                             650
                     Entertainment Software
-------------------------------------------------------------------------------------------
                                                                                      7,392
                     >Tawain: 0.5%
          25,000     United Microelectronics (b)                                        240
                     Semiconductor Foundry
-------------------------------------------------------------------------------------------

                     >Singapore: 3.0%
       2,122,200     Star Cruises (b)                                                   796
                     Cruise Line
          80,000     Venture Manufacturing                                              576
                     Electronic Manufacturing Services
-------------------------------------------------------------------------------------------
                                                                                      1,372

                                                                                 ----------
                     Asia: Total                                                     10,126

-------------------------------------------------------------------------------------------
Other Countries: 13.4%
                     >Australia: 3.4%
         568,000     Computershare                                                    1,531
                     Financial Software/Services
-------------------------------------------------------------------------------------------

                     >Canada: 7.0%
          89,100     Investors Group                                                  1,427
                     Mutual Funds
          34,600     Talisman Energy                                                  1,315
                     Oil & Gas Producer
          12,000     Celestica (b)                                                      482
                     Electronic Manufacturing Services
-------------------------------------------------------------------------------------------
                                                                                      3,224


F40                                    36

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                     >Israel: 3.0%
          41,000     Amdocs (b)                                                      $1,393
                     Telecommunications Billing & Customer Care Software

                                                                                 ----------
                     Other: Total                                                     6,148

                                                                                 ----------
Total Common Stocks (Cost: $47,218)(a): 100.2%                                       45,895

Cash and Other Assets Less Liabilities: (0.2%)                                         (90)

                                                                                 ----------
Total Net Assets: 100%                                                              $45,805

--------------------------------------------------------------------------------
>Notes to Statement of Investments

(a) At December 31, 2001, for federal income tax purposes cost of investments is $48,682 and net unrealized depreciation was $2,787, consisting of gross unrealized appreciation of $5,423 and gross unrealized depreciation of $8,210.

(b)   Non-income producing security.

(c) At December 31, 2001, $17,583 or 38.4% of the Fund's net assets was denominated in Euro currency.


                                       37                                    F40

Liberty Acorn Foreign Forty

      >Portfolio Diversi/cation

At December 31, 2001, the Fund's portfolio of investments as a percent of net assets was diversified as follows:

Including Cash                                             Value (000)            Percent
-----------------------------------------------------------------------------------------
>Software & Services
Transaction Processors                                         $3,551               7.8%
Business Software                                               1,393               3.0
-----------------------------------------------------------------------------------------
                                                                4,944              10.8

>Computer Related Hardware
Semiconductors and
     Related Equipment                                            240               0.5
Contract Manufacturing                                          1,058               2.3
-----------------------------------------------------------------------------------------
                                                                1,298               2.8

>Media
Television Broadcasting                                           975               2.1
-----------------------------------------------------------------------------------------
                                                                  975               2.1

>HealthCare
Medical Equipment                                               3,363               7.3
Hospital Management                                             2,346               5.1
Pharmaceuticals                                                 2,250               4.9
-----------------------------------------------------------------------------------------
                                                                7,959              17.3

>Consumer Goods/Services
Int'l Consumer Software                                         2,532               5.5
Nondurables                                                     1,862               4.1
Restaurants                                                     1,855               4.0
Furniture and Textiles                                          1,806               4.0
Other Consumer Services                                         1,795               3.9
Food                                                              831               1.8
Cruise Lines                                                      796               1.8
-----------------------------------------------------------------------------------------
                                                               11,477              25.1

>Finance
Insurance                                                      $3,687               8.1%
Money Management                                                3,042               6.6
Other Finance Companies                                         1,560               3.4
Banks                                                             678               1.5
-----------------------------------------------------------------------------------------
                                                                8,967              19.6

>Industrial Goods/Services
Outsourcing & Training Services                                 3,507               7.7
Conglomerates                                                   1,908               4.2
Construction                                                    1,804               3.9
Specialty Chemicals                                             1,006               2.2
-----------------------------------------------------------------------------------------
                                                                8,225              18.0

>Energy/Minerals
Oil/Gas Producers                                               1,315               2.9
Oil Services                                                      735               1.6
-----------------------------------------------------------------------------------------
                                                                2,050               4.5

Total Common Stocks and
                                                          -------------------------------
       Other Equity-Like Securities                            45,895             100.2

Cash and Other Assets Less Liabilities                           (90)              (0.2)

                                                          -------------------------------
Net Assets                                                   $45,805              100.0%
=========================================================================================


F40                                    38

Liberty Acorn Twenty

      >Major Portfolio Changes in the Fourth Quarter

                                                                Number of Shares
                                                      -------------------------------------
                                                         09/30/01                  12/31/01
Additions
-------------------------------------------------------------------------------------------
            Information
Cablevision Systems                                             0                    89,000
Choicepoint                                                45,000                    62,000
Comverse Technology                                             0                   105,000
JD Edwards                                                      0                   225,000
Solectron                                                       0                   150,000

-------------------------------------------------------------------------------------------
            Finance
Markel                                                          0                    23,000
SEI Investments                                            42,000                    53,000

-------------------------------------------------------------------------------------------
            Industrial Goods/Services
Expeditors International
of Washington                                              85,000                    90,000

Sales
-------------------------------------------------------------------------------------------
            Information
Telephone & Data Systems                                   20,000                         0

-------------------------------------------------------------------------------------------
            Consumer Goods/ Services
Callaway Golf                                             180,000                         0

-------------------------------------------------------------------------------------------
            Finance
AmeriCredit                                                60,000                         0


                                       39                                     20

Liberty Acorn Twenty

      >Statement of Investments December 31, 2001

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
                                                                       Common Stocks: 93.0%
-------------------------------------------------------------------------------------------
Information: 35.4%
                     >Television Programming: 8.3%
          89,000     Cablevision Systems (b)                                         $4,223
                     NYC Area CATV Franchises
         290,000     Liberty Media Group, AT&T (b)                                    4,060
                     CATV Programming & Media Company Holdings
-------------------------------------------------------------------------------------------
                                                                                      8,283
                     >Instrumentation: 5.4%
          75,000     Waters (b)                                                       2,906
                     Chromatography, Mass Spectrometry, Thermal Analysis
          95,000     Tektronix (b)                                                    2,449
                     Analytical Instruments
-------------------------------------------------------------------------------------------
                                                                                      5,355
                     >Telecommunications: 2.4%
         105,000     Comverse Technology (b)                                          2,349
                     Voicemail & Related Systems
-------------------------------------------------------------------------------------------

                     >Contract Manufacturing: 1.7%
         150,000     Solectron (b)                                                    1,692
                     Electronic Manufacturing Services
-------------------------------------------------------------------------------------------

                     >Gaming Equipment: 3.4%
          50,000     International Game Technology (b)                                3,415
                     Slot Machines & Progressive Jackpots
-------------------------------------------------------------------------------------------

                     >Business Software: 3.7%
         225,000     JD Edwards (b)                                                   3,701
                     Mid Market ERP & Supply Chain Software
-------------------------------------------------------------------------------------------

                     >Business Information: 10.5%
         165,000     H & R Block                                                      7,376
                     Tax Preparation
          62,000     Choicepoint (b)                                                  3,143
                     Fraud Protection Information
-------------------------------------------------------------------------------------------
                                                                                     10,519

                                                                                 ----------
                     Information: Total                                              35,314

-------------------------------------------------------------------------------------------
Health Care: 22.4%
                     >Medical Equipment: 9.7%
         400,000     Boston Scientific (b)                                            9,648
                     Stents & Catheters
-------------------------------------------------------------------------------------------

                     >Pharmaceuticals: 5.1%
         185,000     Immunex (b)                                                      5,126
                     Drugs For Autoimmune Diseases, Cancer
-------------------------------------------------------------------------------------------

                     >Hospital/Laboratory Supplies: 3.1%
          84,000     Techne (b)                                                       3,096
                     Cytokines, Antibodies, Other Reagents for Life Sciences
-------------------------------------------------------------------------------------------

                     >Services: 4.5%
         180,000     First Health Group (b)                                          $4,453
                     PPO Network

                                                                                 ----------
                     Health Care: Total                                              22,323

-------------------------------------------------------------------------------------------
Consumer Goods/Services: 11.9%
                     >Leisure Vehicles: 4.6%
          85,000     Harley-Davidson                                                  4,616
                     Motorcycles & Related Merchandise
-------------------------------------------------------------------------------------------

                     >Furniture & Manufacturers: 7.3%
         105,000     Jones Apparel (b)                                                3,483
                     Women's Apparel
         160,000     Herman Miller                                                    3,786
                     Office Furniture
-------------------------------------------------------------------------------------------
                                                                                      7,269

                                                                                 ----------
                     Consumer Goods/Services: Total                                  11,885

-------------------------------------------------------------------------------------------
Finance: 15.8%
                     >Banks: 9.3%
         150,000     Associated Banc-Corp                                             5,293
                     Midwest Bank
          82,000     TCF Financial                                                    3,934
                     Great Lakes Bank
-------------------------------------------------------------------------------------------
                                                                                      9,227
                     >Insurance: 4.1%
          23,000     Markel (b)                                                       4,132
                     Specialty Insurance
-------------------------------------------------------------------------------------------

                     >Money Management: 2.4%
          53,000     SEI Investments                                                  2,391
                     Mutual Fund Administration & Investment Management

                                                                                 ----------
                     Finance: Total                                                  15,750

-------------------------------------------------------------------------------------------
Industrial Goods/Services: 5.1%
                     >Logistics: 5.1%
          90,000     Expeditors International of Washington                           5,126
                     International Freight Forwarder

                                                                                 ----------
                     Industrial Goods/Services: Total                                 5,126

-------------------------------------------------------------------------------------------
Energy/Minerals: 2.4%
                     >Distribution/Marketing/Refining: 2.4%
          92,000     Dynegy                                                           2,346
                     Energy Trading & Generation

                                                                                 ----------
                     Energy/Minerals: Total                                           2,346

                                                                                 ----------
Total Common Stocks (Cost: $69,698): 93.0%                                           92,744


20                                     40

Number of Shares                                                                Value (000)
-------------------------------------------------------------------------------------------
Short-Term Obligations: 6.7%
                     Yield 1.70% - 1.85% Due 1/2 - 1/3/02
$          3,674     Prudential Funding                                              $3,674
           2,237     Amgen Financial                                                  2,236
             802     Amgen                                                              802
-------------------------------------------------------------------------------------------
                     (Amortized Cost: $ 6,712)                                        6,712

                                                                                 ----------
Total Investments: 99.7%                                                             99,456
(Cost: $76,410)(a)

Cash and Other Assets Less Liabilities: 0.3%                                          $273

                                                                                 ----------
Total Net Assets: 100%                                                              $99,729
===========================================================================================

--------------------------------------------------------------------------------
>Notes to Statement of Investments

(a) At December 31, 2001, for federal income tax purposes cost of investments is $76,412 and net unrealized appreciation was $23,044, consisting of gross unrealized appreciation of $24,502 and gross unrealized depreciation of $1,458.

(b)   Non-income producing security.


                                       41                                     20

Liberty Acorn Family of Funds

      >Statements of Assets and Liabilities

                                                          Liberty             Liberty             Liberty
                                                           Acorn               Acorn               Acorn
December 31, 2001                                          Fund            International            USA
------------------------------------------------------------------------------------------------------------
(in thousands)
Assets
Investments, at value (cost: Acorn Fund
     $3,318,021; Acorn International $1,604,205;
     Acorn USA $247,384; Acorn Foreign Forty
     $47,218; Acorn Twenty $76,410)                      $4,940,767           $1,671,572           $289,510
Cash      3,742                                                  --                    1                 --
Foreign currency (cost: Acorn
     International $19,054)                                      --               17,157                 --
Receivable for:
     Investments sold                                         7,689                  608                 --
     Fund shares sold                                        25,587                4,221              1,781
     Dividends and interest                                   2,250                3,092                 12
     Expense reimbursement due
          for Class A, B and C from Advisor                      --                   --                 --
Deferred Trustees' Compensation Plan                            725                  401                 52
Other assets                                                     49                   20                  3
------------------------------------------------------------------------------------------------------------
     Total Assets                                         4,980,809            1,697,071            291,359

Liabilities
Foreign currency (cost: Acorn Fund $487;
     Acorn Forty $395)                                          420                   --                 --
Payable for:
     Investments purchased                                    7,619                5,309                 --
     Fund shares repurchased                                  7,913               12,306                520
     Custodian                                                   --                7,973                 --
     Management fee                                              21                   --                 --
     Administration fee                                           2                   --                 --
     Deferred Trustees' Fees                                    725                  401                 52
     Transfer agent fee                                         432                  106                 29
Other liabilities                                               313                  540                 48
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                       17,445               26,635                649
------------------------------------------------------------------------------------------------------------
Net Assets                                               $4,963,364           $1,670,436           $290,710
============================================================================================================

Composition of Net Assets
Paid in capital                                          $3,342,933           $1,744,998           $250,601
Undistributed net investment income
     (Accumulated net investment loss or
     Overdistributed net investment income)                    (420)               5,051                (52)
Accumulated net realized gain (loss)                         (1,962)            (137,074)            (1,965)
Net unrealized appreciation (depreciation) on:
     Investments (net of unrealized PFIC
     gains of $8,026 for Liberty Acorn
     International and $385 for
     Liberty Acorn Foreign Forty)                         1,622,746               59,340             42,126
     Foreign currency transactions                               67               (1,879)                --
------------------------------------------------------------------------------------------------------------
Net Assets                                               $4,963,364           $1,670,436           $290,710
============================================================================================================

Net asset value and redemption
     price per share - Class A (a)                           $17.80               $18.35             $17.50
     (net assets/shares)                           ($306,405/17,215)      ($25,587/1,394)    ($20,455/1,169)
Maximum offering price per share -
     Class A (b)                                             $18.89               $19.47             $18.57
     (net assets/shares)                              ($17.80/.9425)       ($18.35/.9425)     ($17.50/.9425)
Net asset value and offering price
     per share - Class B (a)                                 $17.67               $18.22             $17.40
     (net assets/shares)                           ($286,422/16,211)        ($17,235/946)    ($27,722/1,593)
Net asset value and offering price
     per share - Class C (a)                                 $17.66               $18.21             $17.40
     (net assets/shares)                            ($150,727/8,533)        ($14,327/787)      ($13,049/750)
Net asset value, offering price and
     redemption price per share -
     Class Z                                                 $17.88               $18.47             $17.52
     (net assets/shares)                        ($4,219,810/235,941)  ($1,613,287/87,323)  ($229,484/13,096)

                                                       Liberty            Liberty
                                                        Acorn              Acorn
December 31, 2001                                   Foreign Forty         Twenty
----------------------------------------------------------------------------------
(in thousands)
Assets
Investments, at value (cost: Acorn Fund
     $3,318,021; Acorn International $1,604,205;
     Acorn USA $247,384; Acorn Foreign Forty
     $47,218; Acorn Twenty $76,410)                     $45,895           $99,456
Cash      3,742                                              --
Foreign currency (cost: Acorn
     International $19,054)                                  --                --
Receivable for:
     Investments sold                                     3,506                --
     Fund shares sold                                       317             1,304
     Dividends and interest                                  99                32
     Expense reimbursement due
          for Class A, B and C from Advisor                  --                41
Deferred Trustees' Compensation Plan                         --                --
Other assets                                                 --                 7
----------------------------------------------------------------------------------
     Total Assets                                        49,817           100,840

Liabilities
Foreign currency (cost: Acorn Fund $487;
     Acorn Forty $395)                                      401                --
Payable for:
     Investments purchased                                1,741               712
     Fund shares repurchased                              1,126               358
     Custodian                                              700                --
     Management fee                                          --                --
     Administration fee                                      --                --
     Deferred Trustees' Fees                                 --                --
     Transfer agent fee                                       8                12
Other liabilities                                            36                29
----------------------------------------------------------------------------------
     Total Liabilities                                    4,012             1,111
----------------------------------------------------------------------------------
Net Assets                                              $45,805           $99,729
==================================================================================

Composition of Net Assets
Paid in capital                                         $78,214           $76,736
Undistributed net investment income
     (Accumulated net investment loss or
     Overdistributed net investment income)                 (16)               (9)
Accumulated net realized gain (loss)                    (30,689)              (44)
Net unrealized appreciation (depreciation) on:
     Investments (net of unrealized PFIC
     gains of $8,026 for Liberty Acorn
     International and $385 for
     Liberty Acorn Foreign Forty)                        (1,708)           23,046
     Foreign currency transactions                            4                --
----------------------------------------------------------------------------------
Net Assets                                              $45,805           $99,729
==================================================================================

Net asset value and redemption
     price per share - Class A (a)                       $12.07            $15.17
     (net assets/shares)                            ($2,861/237)     ($11,900/785)
Maximum offering price per share -
     Class A (b)                                         $12.81            $16.10
     (net assets/shares)                          ($12.07/.9425)    ($15.17/.9425)
Net asset value and offering price
     per share - Class B (a)                             $11.96            $15.05
     (net assets/shares)                            ($2,069/173)     ($13,358/887)
Net asset value and offering price
     per share - Class C (a)                             $11.97            $15.05
     (net assets/shares)                            ($3,885/325)      ($4,945/329)
Net asset value, offering price and
     redemption price per share -
     Class Z                                             $12.09            $15.23
     (net assets/shares)                         ($36,990/3,060)   ($69,526/4,566)

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)   On sales of $50,000 or more the offering price is reduced.

See accompanying notes to financial statements


A I U F40 20                           42

Liberty Acorn Family of Funds
            >Statements of Operations
             For the Year Ended December 31, 2001

                                                                Liberty       Liberty         Liberty        Liberty       Liberty
                                                                 Acorn         Acorn           Acorn          Acorn         Acorn
(in thousands)                                                   Fund      International        USA       Foreign Forty    Twenty
----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
     Dividend income                                            $33,146        $25,494         $1,220           $909         $481
     Interest income                                             14,157         11,394            591            243          279
----------------------------------------------------------------------------------------------------------------------------------
                                                                 47,303         36,888          1,811          1,152          760
     Foreign taxes withheld                                        (401)        (2,816)            --           (107)          --
          Total Investment Income                                46,902         34,072          1,811          1,045          760
Expenses:
Management fees                                                  29,187         16,504          2,382            877          748
Administration fee                                                2,141          1,017            127             46           42
12b-1 Service & Distribution fees                                 2,270            320            183             80          135
Custody fees                                                        535          1,580             22             85            8
Transfer agent fee                                                2,355          1,501            240            128          166
Trustees' fee                                                       347            177             29              4            3
Registration and blue sky                                           203            113             91            109           98
Legal and audit                                                     209            159             50             40           35
Reports to shareholders                                             527            284             79             60           61
Other expenses                                                      313            386             18             28           13
----------------------------------------------------------------------------------------------------------------------------------
     Total expenses                                              38,087         22,041          3,221          1,457        1,309
Less custodian fees paid indirectly                                 (16)           (12)            (1)            (2)          --
Less reimbursement of expenses by advisor                            --             --             --            (36)         (53)
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                38,071         22,029          3,220          1,419        1,256
     Net Investment Income (Loss)                                 8,831         12,043         (1,409)          (374)        (496)
Net Realized and Unrealized Gain (Loss)
     on Portfolio Positions:
Net realized gain (loss) on:
     Investments                                                 25,222       (139,971)         7,406        (30,354)         823
     Closed futures                                                 455             --             --             --           --
     Foreign currency transactions                                   23           (663)            --            (80)          --
----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                    25,700       (140,634)         7,406        (30,434)         823
==================================================================================================================================
Net change in net unrealized appreciation/ depreciation on:
     Investments                                                243,958       (373,782)        31,876         (9,203)       6,110
     Foreign currency transactions                                   55         (1,548)            --             68           --
----------------------------------------------------------------------------------------------------------------------------------
     Net change in unrealized
          appreciation/depreciation                             244,013       (375,330)        31,876         (9,135)       6,110
==================================================================================================================================
     Net realized and unrealized gain (loss)                    269,713       (515,964)        39,282        (39,569)       6,933
----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets resulting
     from Operations                                           $278,544      $(503,921)       $37,873       $(39,943)      $6,437
==================================================================================================================================

See accompanying notes to financial statements


                                       43                           A I U F40 20

Liberty Acorn Family of Funds

      >Statements of Changes in Net Assets

                                                                      Liberty                        Liberty Acorn
                                                                     Acorn Fund                      International

                                                              Year ended        Year ended       Year ended    Year ended
Increase (Decrease) in Net Assets                           December 31,      December 31,     December 31,   December 31,
------------------------------------------------------------------------------------------------------------------------------
(in thousands)                                                      2001              2000 (a)         2001           2000 (a)
Operations:
Net investment income (loss)                                      $8,831           $21,303          $12,043           $516
Net realized gain (loss) on investments,
   forward foreign currency contracts, futures
   and foreign currency transactions                              25,700           509,888         (140,634)       496,680
Change in net unrealized appreciation (depreciation)
   of investments, forward foreign currency contracts
   and foreign currency transactions                             244,013          (159,291)        (375,330)    (1,142,570)
------------------------------------------------------------------------------------------------------------------------------
          Net Increase (Decrease) from Operations                278,544           371,900        $(503,921)      (645,374)

Distribution to Shareholders From:
Net investment income - Class A                                       --               (13)              --             --
Net realized gain - Class A                                       (2,844)             (386)            (398)          (293)
Net investment income - Class B                                       --               (16)              --             --
Net realized gain - Class B                                       (2,637)             (470)            (273)          (212)
Net investment income - Class C                                       --                (7)              --             --
Net realized gain - Class C                                       (1,296)             (207)            (230)          (135)
Net investment income - Class Z                                   (8,940)          (23,731)              --        (57,949)
Net realized gain - Class Z                                      (80,989)         (604,477)         (38,229)      (377,896)
In excess of net investment income - Class Z                          --                --               --             --
------------------------------------------------------------------------------------------------------------------------------
          Total Distribution to Shareholders                     (96,706)         (629,307)         (39,130)      (436,485)
Share Transactions:
   Subscriptions - Class A                                       307,484            18,736          239,039         22,009
   Distributions reinvested - Class A                              2,629               386              334            281
   Redemptions - Class A                                         (37,092)           (1,351)        (220,639)       (11,648)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class A                                        273,021            17,771           18,734         10,642

   Subscriptions - Class B                                       273,803            15,388           18,727          5,846
   Distributions reinvested - Class B                              2,424               424              231            193
   Redemptions - Class B                                         (15,884)             (224)          (3,880)           (53)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class B                                        260,343            15,588           15,078          5,986

   Subscriptions - Class C                                       151,838             8,646           46,327          6,240
   Distributions reinvested - Class C                              1,220               186              199            105
   Redemptions - Class C                                         (16,911)             (588)         (33,605)        (2,205)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class C                                        136,147             8,244           12,921          4,140

   Subscriptions - Class Z                                       634,962           679,209          855,561      1,638,922
   Distributions reinvested - Class Z                             81,436           570,322           35,680        402,800
   Redemptions - Class Z                                        (630,511)         (928,438)      (1,203,599)    (1,369,722)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) - Class Z                              85,887           321,093         (312,358)       672,000
          Net Increase (Decrease) from
   Share Transactions                                            755,398           362,696         (265,625)       692,768
   Total Increase (Decrease) in Net Assets                       937,236           105,289         (808,676)      (389,091)
Net Assets:
Beginning of period                                            4,026,128         3,920,839        2,479,112      2,868,203
------------------------------------------------------------------------------------------------------------------------------
End of period                                                 $4,963,364        $4,026,128       $1,670,436     $2,479,112
==============================================================================================================================
Undistributed Net Investment Income (Accumulated
   Net Investment Loss or Overdistributed Net
   Investment Income)                                              $(420)               --           $5,051          ($332)
==============================================================================================================================

                                                                       Liberty                         Liberty Acorn
                                                                      Acorn USA                        Foreign Forty

                                                              Year ended       Year ended        Year ended       Year ended
Increase (Decrease) in Net Assets                           December 31,     December 31,      December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)                                                     2001              2000 (a)          2001             2000 (a)
Operations:
Net investment income (loss)                                    $(1,409)            $(968)            $(374)           $(595)
Net realized gain (loss) on investments,
   forward foreign currency contracts, futures
   and foreign currency transactions                              7,406            (2,868)          (30,434)           5,790
Change in net unrealized appreciation (depreciation)
   of investments, forward foreign currency contracts
   and foreign currency transactions                             31,876           (37,432)           (9,135)         (30,276)
------------------------------------------------------------------------------------------------------------------------------
          Net Increase (Decrease) from Operations                37,873           (41,268)          (39,943)         (25,081)

Distribution to Shareholders From:
Net investment income - Class A                                      --                --                (3)              --
Net realized gain - Class A                                        (155)               --               (23)              --
Net investment income - Class B                                      --                --                (2)              --
Net realized gain - Class B                                        (181)               --               (13)              --
Net investment income - Class C                                      --                --                (5)              --
Net realized gain - Class C                                         (90)               --               (30)              --
Net investment income - Class Z                                      --              (150)              (66)            (221)
Net realized gain - Class Z                                      (3,172)           (7,066)             (441)            (765)
In excess of net investment income - Class Z                         --                --                --              (43)
------------------------------------------------------------------------------------------------------------------------------
          Total Distribution to Shareholders                     (3,598)           (7,216)             (583)          (1,029)
Share Transactions:
   Subscriptions - Class A                                       32,901               824            56,509            3,394
   Distributions reinvested - Class A                               144                --                23               --
   Redemptions - Class A                                        (13,214)              (81)          (55,501)            (142)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class A                                        19,831               743             1,031            3,252

   Subscriptions - Class B                                       31,389             1,145             2,027            1,583
   Distributions reinvested - Class B                               155                --                13               --
   Redemptions - Class B                                         (4,458)             (474)             (778)             (24)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class B                                        27,086               671             1,262            1,559

   Subscriptions - Class C                                       14,042               670             8,387            3,545
   Distributions reinvested - Class C                                84                --                11               --
   Redemptions - Class C                                         (1,321)             (352)           (6,283)            (201)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class C                                        12,805               318             2,115            3,344

   Subscriptions - Class Z                                       83,357            92,331           146,755          258,241
   Distributions reinvested - Class Z                             3,020             7,066               450              971
   Redemptions - Class Z                                       (113,912)         (199,825)         (202,928)        (210,962)
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) - Class Z                            (27,535)         (100,428)          (55,723)          48,250
          Net Increase (Decrease) from
   Share Transactions                                            32,187           (98,696)          (51,315)          56,405
   Total Increase (Decrease) in Net Assets                       66,462          (147,180)          (91,841)          30,295
Net Assets:
Beginning of period                                             224,248           371,428           137,646          107,351
------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $290,710          $224,248           $45,805         $137,646
==============================================================================================================================
Undistributed Net Investment Income (Accumulated
   Net Investment Loss or Overdistributed Net
   Investment Income)                                              $(52)             ($42)             $(16)             $76
==============================================================================================================================

                                                                               Liberty
                                                                            Acorn Twenty

                                                                    Year ended         Year ended
Increase (Decrease) in Net Assets                                 December 31,       December 31,
------------------------------------------------------------------------------------------------------
(in thousands)                                                            2001               2000 (a)
Operations:
Net investment income (loss)                                             $(496)             $(344)
Net realized gain (loss) on investments,
   forward foreign currency contracts, futures
   and foreign currency transactions                                       823              1,280
Change in net unrealized appreciation (depreciation)
   of investments, forward foreign currency contracts
   and foreign currency transactions                                     6,110              5,498
------------------------------------------------------------------------------------------------------
          Net Increase (Decrease) from Operations                        6,437              6,434

Distribution to Shareholders From:
Net investment income - Class A                                             --                 --
Net realized gain - Class A                                                (21)               (11)
Net investment income - Class B                                             --                 --
Net realized gain - Class B                                                (23)               (18)
Net investment income - Class C                                             --                 --
Net realized gain - Class C                                                 (9)                (6)
Net investment income - Class Z                                             --                 --
Net realized gain - Class Z                                               (135)            (4,826)
In excess of net investment income - Class Z                                --                 --
------------------------------------------------------------------------------------------------------
          Total Distribution to Shareholders                              (188)            (4,861)
Share Transactions:
   Subscriptions - Class A                                              11,048              3,774
   Distributions reinvested - Class A                                       19                  9
   Redemptions - Class A                                                (3,166)              (585)
------------------------------------------------------------------------------------------------------
   Net Increase - Class A                                                7,901              3,198

   Subscriptions - Class B                                              10,371              4,172
   Distributions reinvested - Class B                                       21                 19
   Redemptions - Class B                                                (2,066)               (16)
------------------------------------------------------------------------------------------------------
   Net Increase - Class B                                                8,326              4,175

   Subscriptions - Class C                                               3,892              1,053
   Distributions reinvested - Class C                                        8                  5
   Redemptions - Class C                                                  (389)                (3)
------------------------------------------------------------------------------------------------------
   Net Increase - Class C                                                3,511              1,055

   Subscriptions - Class Z                                              11,389             16,851
   Distributions reinvested - Class Z                                      128              4,613
   Redemptions - Class Z                                               (12,911)           (24,799)
------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) - Class Z                                    (1,394)            (3,335)
          Net Increase (Decrease) from
   Share Transactions                                                   18,344              5,093
   Total Increase (Decrease) in Net Assets                              24,593              6,666
Net Assets:
Beginning of period                                                     75,136             68,470
------------------------------------------------------------------------------------------------------
End of period                                                          $99,729            $75,136
======================================================================================================
Undistributed Net Investment Income (Accumulated
   Net Investment Loss or Overdistributed Net
   Investment Income)                                                     $(10)               ($6)
======================================================================================================

(a) Class A, Class B and Class C shares were initially offered on October 16, 2000.

See accompanying notes to financial statements


                                    44 & 45                         A I U F40 20

Liberty Acorn Family of Funds

      >Statements of Changes in Net Assets continued

                                                                      Liberty                         Liberty Acorn
                                                                     Acorn Fund                       International

                                                              Year ended       Year ended        Year ended       Year ended
Changes in Shares of Beneficial Interest:                   December 31,     December 31,      December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)                                                      2001             2000 (a)          2001             2000 (a)
Number of Fund Shares of Beneficial Interest:
   Subscriptions - Class A                                        18,209            1,120            12,434              903
   Shares issued in reinvestment and capital
     gains - Class A                                                 146               24                16               11
   Less shares redeemed - Class A                                 (2,202)             (82)          (11,489)            (481)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class A                                         16,153            1,062               961              433

   Subscriptions - Class B                                        16,110              916               900              232
   Shares issued in reinvestment and capital
     gains - Class B                                                 135               27                11                8
   Less shares redeemed - Class B                                   (963)             (14)             (203)              (2)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class B                                         15,282              929               708              238

   Subscriptions - Class C                                         8,969              519             2,305              249
   Shares issued in reinvestment and capital
     gains - Class C                                                  68               13                10                5
   Less shares redeemed - Class C                                 (1,000)             (36)           (1,695)             (87)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class C                                          8,037              496               620              167

   Subscriptions - Class Z                                        37,199           37,462            42,524           49,035
   Shares issued in reinvestment and capital
     gains - Class Z                                               4,491           34,165             1,705           15,422
   Less shares redeemed - Class Z                                (37,172)         (51,822)          (60,018)         (42,523)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) - Class Z                                  4,518           19,805           (15,789)          21,934
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares of Beneficial Interest          43,990           22,292           (13,500)          22,772
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Liberty                         Liberty Acorn
                                                                      Acorn USA                        Foreign Forty

                                                              Year ended       Year ended        Year ended       Year ended
Changes in Shares of Beneficial Interest:                   December 31,     December 31,      December 31,     December 31,
--------------------------------------------------------------------------------------------------------------------------------
(in thousands)                                                      2001             2000 (a)          2001             2000 (a)
Number of Fund Shares of Beneficial Interest:
   Subscriptions - Class A                                         1,880               59             4,477               193
   Shares issued in reinvestment and capital
     gains - Class A                                                   9               --                 2                --
   Less shares redeemed - Class A                                   (774)              (5)           (4,427)               (8)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class A                                          1,115               54                52               185

   Subscriptions - Class B                                         1,815               81               145                92
   Shares issued in reinvestment and capital
     gains - Class B                                                   9               --                 1                --
   Less shares redeemed - Class B                                   (277)             (35)              (64)               (1)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class B                                          1,547               46                82                91

   Subscriptions - Class C                                           800               48               652               210
   Shares issued in reinvestment and capital
     gains - Class C                                                   5               --                 1                --
   Less shares redeemed - Class C                                    (78)             (25)             (526)              (12)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase - Class C                                            727               23               127               198

   Subscriptions - Class Z                                         4,826            6,133            10,085            12,956
   Shares issued in reinvestment and capital
     gains - Class Z                                                 179              509                32                48
   Less shares redeemed - Class Z                                 (6,839)         (13,882)          (14,609)          (10,839)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) - Class Z                                 (1,834)          (7,240)           (4,492)            2,165
--------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares of Beneficial Interest           1,555           (7,117)           (4,231)            2,639
--------------------------------------------------------------------------------------------------------------------------------

                                                                       Liberty
                                                                     Acorn Twenty

                                                              Year ended       Year ended
Changes in Shares of Beneficial Interest:                   December 31,     December 31,
---------------------------------------------------------------------------------------------
(in thousands)                                                      2001             2000 (a)
Number of Fund Shares of Beneficial Interest:
   Subscriptions - Class A                                           778              272
   Shares issued in reinvestment and capital
     gains - Class A                                                   1                1
   Less shares redeemed - Class A                                   (225)             (42)
---------------------------------------------------------------------------------------------
   Net Increase - Class A                                            554              231

   Subscriptions - Class B                                           736              301
   Shares issued in reinvestment and capital
     gains - Class B                                                   1                1
   Less shares redeemed - Class B                                   (151)              (1)
---------------------------------------------------------------------------------------------
   Net Increase - Class B                                            586              301

   Subscriptions - Class C                                           281               76
   Shares issued in reinvestment and capital
     gains - Class C                                                   1                1
   Less shares redeemed - Class C                                    (29)              (1)
---------------------------------------------------------------------------------------------
   Net Increase - Class C                                            253               76

   Subscriptions - Class Z                                           812            1,239
   Shares issued in reinvestment and capital
     gains - Class Z                                                   9              346
   Less shares redeemed - Class Z                                   (965)          (1,871)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) - Class Z                                   (144)            (286)
---------------------------------------------------------------------------------------------
Net Increase (Decrease) in Shares of Beneficial Interest           1,249              322
---------------------------------------------------------------------------------------------

(a) Class A, Class B and Class C shares were initially offered on October 16, 2000.

See accompanying notes to financial statements


                                    46 & 47                         A I U F40 20

Liberty Acorn Family of Funds

      >Financial Highlights

Liberty Acorn Fund                              Class Z                                   Years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period        2001           2000          1999         1998          1997
Net Asset Value, Beginning of Period                              $17.21         $18.53        $16.85       $16.99        $15.04
Income from Investment Operations
Net investment income (a)                                            .05            .10           .09          .04           .15
Net realized and unrealized gain                                    1.01           1.55          5.22          .91          3.57
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               1.06           1.65          5.31          .95          3.72
Less Distributions Declared to Shareholders
From net investment income                                          (.04)          (.11)         (.09)        (.03)         (.16)
From net realized gains                                             (.35)         (2.86)        (3.54)       (1.06)        (1.61)
=================================================================================================================================
     Total Distributions Declared to Shareholders                   (.39)         (2.97)        (3.63)       (1.09)        (1.77)
Net Asset Value, End of Period                                    $17.88         $17.21        $18.53       $16.85        $16.99
=================================================================================================================================
Total Return (b)                                                    6.14%        10.06%        33.40%        6.00%        25.00%
=================================================================================================================================
Ratios to Average Net Assets
Expenses (c)                                                         .82%          .83%          .85%         .84%          .56%
Net investment income (c)                                            .28%          .55%          .49%         .30%          .75%
Portfolio turnover rate                                               20%           29%           34%          24%           32%
Net assets at end of period (in millions)                          $4,220        $3,983        $3,921       $3,549        $3,681

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   The benefits derived from custody fees paid indirectly had no impact.

Liberty Acorn International                     Class Z                                   Years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period         2001          2000          1999         1998          1997
Net Asset Value, Beginning of Period                               $23.85        $35.33        $20.82       $18.39        $19.61
Income from Investment Operations
Net investment income (a)                                             .12           .01           .83          .17           .40
Net realized and unrealized gain (loss)                             (5.11)        (6.73)        15.45         2.68          (.34)
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               (4.99)        (6.72)        16.28         2.85           .06
Less Distributions Declared to Shareholders
From net investment income                                             --          (.66)         (.22)        (.15)         (.38)
From net realized gains                                              (.39)        (4.10)        (1.55)        (.27)         (.90)
=================================================================================================================================
     Total Distributions Declared to Shareholders                    (.39)        (4.76)        (1.77)        (.42)        (1.28)
Net Asset Value, End of Period                                     $18.47        $23.85        $35.33       $20.82        $18.39
=================================================================================================================================
Total Return (b)                                                 (21.11)%      (20.02)%        79.20%       15.40%         0.20%
=================================================================================================================================
Ratios to Average Net Assets
Expenses (c)                                                        1.06%         1.05%         1.11%        1.12%         1.19%
Net investment income (c)                                            .62%          .02%          .12%         .86%          .58%
Portfolio turnover rate                                               45%           63%           46%          37%           39%
Net assets at end of period (in millions)                          $1,613        $2,459        $2,868       $1,725        $1,623

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c)   The benefits derived from custody fees paid indirectly had no impact.

Liberty Acorn USA                               Class Z                                   Years ended December 31,
---------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period         2001          2000          1999         1998          1997
Net Asset Value, Beginning of Period                               $14.90        $16.75        $14.80       $15.12        $11.65
Income from Investment Operations
Net investment income (loss) (a)                                     (.08)         (.05)          .00(b)      (.07)         (.07)
Net realized and unrealized gain (loss)                              2.94         (1.48)         3.32          .87          3.83
---------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                2.86         (1.53)         3.32          .80          3.76
Less Distributions Declared to Shareholders
From net investment income                                             --          (.00)(b)        --           --            --
From net realized gains                                              (.24)         (.32)        (1.37)       (1.12)         (.29)
=================================================================================================================================
     Total Distributions Declared to Shareholders                    (.24)         (.32)        (1.37)       (1.12)         (.29)
Net Asset Value, End of Period                                     $17.52        $14.90        $16.75       $14.80        $15.12
=================================================================================================================================
Total Return (c)                                                   19.25%        (8.99%)       23.00%        5.80%        32.30%
=================================================================================================================================
Ratios to Average Net Assets
Expenses (d)                                                        1.17%         1.15%         1.15%        1.20%         1.35%
Net investment income (loss)(d)                                    (.46)%         (.32%)         .00%(e)     (.42%)        (.49%)
Portfolio turnover rate                                               24%           45%           49%          42%           33%
Net assets at end of period (in millions)                            $229          $222          $371         $281          $185

(a) Per share was based upon the average shares outstanding during each period.

(b)   Rounds to less than $0.01 per share.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   The benefits derived from custody fees paid indirectly had no impact.

(e)   Rounds to less than 0.01%.

See accompanying notes to financial statements


                                    48 & 49                         A I U F40 20

Liberty Acorn Family of Funds

      >Financial Highlights

                                                                                                                Inception
                                                                                                              November 23
                                                                                                                  through
Liberty Acorn Foreign Forty                     Class Z                    Years ended December 31,          December 31,
--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period         2001            2000            1999            1998
Net Asset Value, Beginning of Period                               $17.15          $19.93          $11.00          $10.00
Income from Investment Operations
Net investment loss (a)                                              (.05)           (.11)           (.02)           (.01)
Net realized and unrealized gain (loss)                             (4.92)          (2.53)           8.98            1.01
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                               (4.97)          (2.64)           8.96            1.00
Less Distributions Declared to Shareholders
From net investment income                                           (.01)           (.04)             --              --
From net realized gains                                              (.08)           (.10)           (.03)             --
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                    (.09)           (.14)           (.03)             --
Net Asset Value, End of Period                                     $12.09          $17.15          $19.93          $11.00
================================================================================================================================
Total Return (b)                                                 (29.05)%(c)     (13.35)%          81.60%(c)       10.00%(c)(d)
================================================================================================================================
Ratios to Average Net Assets
Expenses  1.45%(e)                                                  1.33%(e)        1.48%(f)        1.73%(f)(g)
Net investment loss                                                 (.32%)(e)       (.42%)(e)       (.17%)(f)       (.78%)(f)(g)
Reimbursement                                                        .01%              --            .09%            .97%(g)
Portfolio turnover rate                                               82%             79%             60%             90%(g)
Net assets at end of period (in millions)                             $37            $130            $107             $16

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e)   The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14%), respectively for the year ended December 31, 1999, and 1.45% and (0.50%), respectively for the period ended December 31, 1998.

(g)   Annualized.

                                                                                                                Inception
                                                                                                              November 23
                                                                                                                  through
Liberty Acorn Twenty                            Class Z                    Years ended December 31,          December 31,
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period         2001            2000            1999            1998
Net Asset Value, Beginning of Period                               $14.13          $13.70          $10.71          $10.00
Income from Investment Operations
Net investment income (loss) (a)                                     (.05)           (.07)           (.08)           0.00(g)
Net realized and unrealized gain                                     1.18            1.59            3.21             .71
--------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                                1.13            1.52            3.13             .71
Less Distributions Declared to Shareholders
From net investment income                                             --            (.01)             --              --
From net realized gains                                              (.03)          (1.08)           (.14)             --
--------------------------------------------------------------------------------------------------------------------------------
     Total Distributions Declared to Shareholders                    (.03)          (1.09)           (.14)             --
Net Asset Value, End of Period                                     $15.23          $14.13          $13.70          $10.71
================================================================================================================================
Total Return (b)                                                    8.00%(c)       11.68%          29.30%(c)        7.10%(c)(d)
================================================================================================================================
Ratios to Average Net Assets
Expenses  1.35%                                                     1.34%(e)        1.37%(e)        1.41%(e)(f)
Net investment income (loss)                                        (.44%)          (.52%)(e)       (.62%)(e)        .22%(e)(f)
Reimbursement                                                        .03%              --                .04%        .42%(f)
Portfolio turnover rate                                               82%            116%            101%            173%(f)
Net assets at end of period (in millions)                             $70             $67             $68             $34

(a) Per share data was calculated using average shares outstanding during the period.

(b)   Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)   Not annualized.

(e) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50%), respectively for the year ended December 31, 2000, 1.35% and (0.60%), respectively for the year ended December 31, 1999, and 1.35% and 0.28% for the period ended December 31, 1998.

(f)   Annualized.

(g)   Rounds to less than $0.01 per share.

See accompanying notes to financial statements


A I U F40 20                           50

Liberty Acorn Family of Funds

      >Notes to Financial Statements

1. Nature of Operations

Liberty Acorn Fund (formerly Acorn Fund), Liberty Acorn International (formerly Acorn International), Liberty Acorn USA (formerly Acorn USA), Liberty Acorn Foreign Forty (formerly Acorn Foreign Forty) and Liberty Acorn Twenty (formerly Acorn Twenty) (the "Funds") are series of Liberty Acorn Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds may issue an unlimited number of shares. Effective October 16, 2000, the Funds began offering Class A, Class B and Class C shares. The Funds offer four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares are purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares. The financial highlights for Class A, Class B and Class C shares are presented in a separate annual report.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are borne pro rata on the basis of the relative net assets of all classes, except each class bears certain expenses unique to that class such as distribution services, transfer agent, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All the share classes of the Trust have equal rights with respect to voting subject to class specific arrangements.

2. Significant Accounting Policies

      >Security valuation

Investments are stated at current value. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Money market instruments having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Trustees.

      >Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

      >Security transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on money market instruments and long-term debt instruments when required for federal income tax purposes. Realized gains and losses from security transactions are reported on an identified cost basis.

      >Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

      >Financial instruments

Each Fund may purchase or sell exchange-traded financial futures contracts, which are contracts that obligate that Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Gains and losses are reflected as "Net Realized Gain
(Loss) on Futures" in the Statements of Operations. Additionally, each Fund may engage in portfolio hedging with respect to changes in foreign currency exchange rates by entering into forward foreign currency contracts to purchase or sell foreign currencies. The Statements of Operations reflect gains and losses as realized for closed forward foreign


                                       51                           A I U F40 20
currency contracts and unrealized for open contracts. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

None of the Funds had futures or forward foreign currency contracts open at December 31, 2001.

      >Fund share valuation

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading. All income, expenses (other than the Class A, Class B and Class C 12b-1 service and distribution fees, and Class A, Class B, Class C and Class Z shares Transfer Agent fee) and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

      >Custody fees

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

      >Federal income taxes

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

      For the period October 31, 2001 to December 31, 2001, the Funds incurred net realized capital losses for which each Fund intends to treat as having been incurred in the following fiscal year, in accordance with federal income tax regulations:

                                                                          Amount
--------------------------------------------------------------------------------
(in thousands)
Liberty Acorn Fund                                                        $1,500
Liberty Acorn International                                               24,039
Liberty Acorn USA                                                          1,754
Liberty Acorn Foreign Forty                                                6,526
Liberty Acorn Twenty                                                          41
--------------------------------------------------------------------------------

      Liberty Acorn International and Liberty Acorn Foreign Forty have elected to mark-to-market their investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows (in thousands):

Liberty Acorn International
--------------------------------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2000                                                      $8,026
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2001                                                      --
Unrealized appreciation recognized in
prior years on PFIC's sold during 2001                                        --
                                                                      ----------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2001                               $8,026
                                                                      ----------

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------
Cumulative unrealized appreciation
on PFIC's recognized in prior years
at December 31, 2000                                                        $385
Unrealized appreciation (depreciation)
on PFIC's recognized for federal income
tax purposes during 2001                                                      --
Unrealized appreciation recognized in
prior years on PFIC's sold during 2001                                        --
                                                                      ----------
Cumulative unrealized appreciation on
PFIC's carried forward at December 31, 2001                                 $385
                                                                      ----------

      >Distributions to Shareholders

Distributions to shareholders are recorded on the ex-date. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

      The following reclassifications have been made to the financial statements:

                                                      Increase (Decrease)
                                                      -------------------
                                                 Undistrib-            Accumul-
                                                   uted Net            ated Net
                                                 Investment            Realized
                                      Paid           Income                Gain
                                in Capital           (Loss)              (Loss)
                                ----------           ------              ------
Liberty Acorn Fund                 $3,915            $(311)             $(3,604)
Liberty Acorn
        International                  --           (6,660)               6,660
Liberty Acorn USA                   1,116            1,399               (2,515)
Liberty Acorn
        Foreign Forty                (465)             358                  107
Liberty Acorn Twenty                  184              493                 (677)


A I U F40 20                           52

      Net investment income, net realized gains (losses) and net assets were not affected by these reclassifications.

      The tax character of distributions paid during 2001 was as follows:

Liberty Acorn Fund
--------------------------------------------------------------------------------
(in thousands)
Ordinary Income                                                           $8,940
Long-Term Capital Gains                                                   87,766
--------------------------------------------------------------------------------

Liberty Acorn International
--------------------------------------------------------------------------------
(in thousands)
Ordinary Income                                                          $    --
Long-Term Capital Gains                                                   39,130
--------------------------------------------------------------------------------

Liberty Acorn USA
--------------------------------------------------------------------------------
(in thousands)
Ordinary Income                                                           $1,475
Long-Term Capital Gains                                                    2,123
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------
(in thousands)
Ordinary Income                                                              $76
Long-Term Capital Gains                                                      507
--------------------------------------------------------------------------------

Liberty Acorn Twenty
--------------------------------------------------------------------------------
(in thousands)
Ordinary Income                                                          $    --
Long-Term Capital Gains                                                      188
--------------------------------------------------------------------------------

      At year-end, there were no significant differences between the book basis and tax basis components of net assets, other than differences in net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on certain securities (wash sales), recognition of unrealized gains on certain foreign investments (PFIC's), and foreign currency transactions. In addition, Liberty Acorn International Fund had undistributed net investment income at December 31, 2001 due to a current year spillback requirement of $5,451,367.

3. Transactions with Affiliates

The Funds' investment advisor, Liberty Wanger Asset Management, L.P. ("WAM") furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds' business affairs. On November 1, 2001, Liberty Financial Companies, Inc., the former parent of WAM, completed the sale of its asset management business, including WAM, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of WAM and, therefore, an assignment of WAM's investment advisory contract by the Trust to Fleet. Each Fund had obtained approval of a new investment advisory contract by the Trust's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

      Under the Funds' investment management agreement, fees are accrued daily and paid monthly to WAM at the annual rates shown in the table below for each fund.

Liberty Acorn Fund
--------------------------------------------------------------------------------
Net asset value:
For the first $700 million                                                  .75%
Next $1.300 billion                                                         .70%
Net assets in excess of $2 billion                                          .65%

Liberty Acorn International
--------------------------------------------------------------------------------
Net asset value:
For the first $100 million                                                 1.20%
Next $400 million                                                           .95%
Net assets in excess of $500 million                                        .75%

Liberty Acorn USA
--------------------------------------------------------------------------------
Net asset value:
For the first $200 million                                                  .95%
Net assets in excess of $200 million                                        .90%

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------
On average daily net assets:                                                .95%

Liberty Acorn Twenty
--------------------------------------------------------------------------------
On average daily net assets:                                                .90%

      >Expense Limit

      The Advisor has voluntarily agreed to reimburse the Funds to the extent that annual expenses exceed 1.45% for Liberty Acorn Foreign Forty and 1.35% for Liberty Acorn Twenty of average daily net assets.

      WAM has also contracted to provide administrative services to each Fund at an annual rate of .05% of average daily net assets.

      Liberty Funds Distributor, Inc. (the Distributor), an affiliate of the Advisor, is each Fund's principal underwriter and receives no compensation on the sale of Class Z shares.

      Each Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service and distribution fee on the net assets attributable to Class A, Class B and Class C shares.

      Certain officers and trustees of the Trust are also principals of WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with WAM. Trustees'


                                       53                           A I U F40 20

Liberty Acorn Family of Funds

      >Notes to Financial Statements continued

fees and expenses for the year ended December 31, 2001 is as follows:

------------------------------------------------------------------------------
(in thousands)                                                            2001
Liberty Acorn Fund                                                        $347
Liberty Acorn International                                                177
Liberty Acorn USA                                                           29
Liberty Acorn Foreign Forty                                                  4
Liberty Acorn Twenty                                                         3
                                                                      --------
                                                                          $560
                                                                      ========

      The Trust provides deferred compensation and retirement plans for its trustees. Under this deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust and to the extent permitted by the 1940 Act, as amended, may be invested in Class Z shares of those funds selected by the trustees. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement based upon each trustee's years of service.

      WAM advanced Liberty Acorn USA $107,000 in connection with the organization and initial registration of the Fund. These costs were amortized and reimbursed to WAM over the period September 1996 through August 2001.

      During the year ended December 31, 2001, the Funds engaged in purchases and sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

Funds                                                  Purchases          Sales
-------------------------------------------------------------------------------
(in thousands)
Liberty Acorn Fund                                       $58,587         $5,655
Liberty Acorn International                                6,088          7,981
Liberty Acorn USA                                          1,815             22
Liberty Acorn Twenty                                          --          3,800
Liberty Acorn Foreign Forty                                   --         13,400

4. Borrowing Arrangements

The trust participates in a $150,000,000 credit facility which was entered into to facilitate portfolio liquidity. No amounts were borrowed under this facility for the year ended December 31, 2001.

5. Investment Transactions

Investment Transactions (excluding money market instruments) for each of the Funds are as follows:

Liberty Acorn Fund
--------------------------------------------------------------------------------
(in thousands)                                                              2001
Investment securities
   Purchases                                                          $1,338,594
   Proceeds from sales                                                   780,413
================================================================================

Liberty Acorn International
--------------------------------------------------------------------------------
(in thousands)                                                              2001
Investment securities
   Purchases                                                          $  794,599
   Proceeds from sales                                                   871,232
================================================================================

Liberty Acorn USA
--------------------------------------------------------------------------------
(in thousands)                                                              2001
Investment securities
   Purchases                                                          $   78,376
   Proceeds from sales                                                    56,364
================================================================================

Liberty Acorn Foreign Forty
--------------------------------------------------------------------------------
(in thousands)                                                              2001
Investment securities
   Purchases                                                          $   71,173
   Proceeds from sales                                                   118,482
================================================================================

Liberty Acorn Twenty
--------------------------------------------------------------------------------
(in thousands)                                                              2001
Investment securities
   Purchases                                                          $   77,991
   Proceeds from sales                                                    62,716
================================================================================

6. Capital Loss Carryforwards

At December 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                                                Year of            Capital Loss
                                                Expiration         Carryforward
-------------------------------------------------------------------------------
(in thousands)

Liberty Acorn International                        2009                $111,479

Liberty Foreign Forty                              2009                 $23,084

FEDERAL INCOME TAX INFORMATION (unaudited)

For the fiscal year ended December 31, 2001, the Funds designated long-term capital gain dividends as follows:

Liberty Acorn Fund                                                      $25,509
Liberty Acorn USA                                                         2,816
Liberty Acorn Twenty                                                        865

Ordinary income distributed during the year ended December 31, 2001 qualifying for the corporate dividends received deduction was as follows:

Fund                                                       % of Ordinary Income
-------------------------------------------------------------------------------
Liberty Acorn Fund                                                       99.26%
Liberty Acorn USA                                                        60.74


A I U F40 20                           54

Report of Independent Auditors

To the Board of Trustees and Shareholders of Liberty Acorn Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty, comprising the Liberty Acorn Trust, as of December 31, 2001, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds of the Liberty Acorn Trust as of December 31, 2001, the results of their operations and changes in their net assets and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                    ERNST & YOUNG LLP
Chicago, Illinois
February 8, 2002


                                       55                           A I U F40 20

Notes

Notes

The Liberty Acorn
--------------------------------------------------------------------------------
                                                                 Family of Funds

SPECIAL NOTICE

At a special meeting held on October 24, 2001, shareholders of each of the Funds voted to approve an investment advisory agreement between the Trust and Liberty Wanger Asset Management, L.P. (WAM). The record date share position of each Fund and the total share position voted of each Fund were respectively: Liberty Acorn Fund 257,154,592.868 and 177,213,483.177; Liberty Acorn International 99,332,984.985 and 65,031,604.813; Liberty Acorn USA 16,082,590.448 and
8,832,581.890; Liberty Acorn Twenty 6,261,947.183 and 4,209,847.189; and Liberty
Acorn Foreign Forty 5,256,028.813 and 3,733,482.950.

The outcome of the votes were as follows:

Approval of Investment Advisory Agreement.

                                                   FOR              AGAINST              ABSTAIN
     Liberty Acorn Fund                168,252,001.736        5,596,029.337        3,365,452.104
     Liberty Acorn International        61,754,289.201        2,158,972.223        1,118,343.389
     Liberty Acorn USA                   8,524,546.546          200,383.680          107,651.664
     Liberty Acorn Twenty                4,026,722.802          136,197.223           46,927.164
     Liberty Acorn Foreign Forty         3,581,915.152          121,372.940           30,194.858


                                       58                           A I U F40 20

Liberty Acorn Family of Funds
Class Z Share Information

            Minimum Initial Investment For All Funds      $1,000
                                                          $1,000 for an IRA

            Minimum Subsequent Investment                 $100
            Exchange Fee                                  None
-----------------------------------------------------------------------------
Liberty Acorn Fund                                        ACRNX
-----------------------------------------------------------------------------
            Management Fee                                0.68%
            12b-1 Fee                                     None
            Other Expenses                                0.14%
                                                      ---------
            Expense Ratio                                 0.82%
-----------------------------------------------------------------------------
Liberty Acorn International                               ACINX
-----------------------------------------------------------------------------
            Management Fee                                0.81%
            12b-1 Fee                                     None
            Other Expenses                                0.25%
                                                      ---------
            Expense Ratio                                 1.06%
-----------------------------------------------------------------------------
Liberty Acorn USA                                         AUSAX
-----------------------------------------------------------------------------
            Management Fee                                0.94%
            12b-1 Fee                                     None
            Other Expenses                                0.23%
                                                      ---------
            Expense Ratio                                 1.17%
-----------------------------------------------------------------------------
Liberty Acorn Foreign Forty                               ACFFX
-----------------------------------------------------------------------------
            Management Fee                                0.95%
            12b-1 Fee                                     None
            Other Expenses                                0.50%
                                                      ---------
            Net Expense Ratio                             1.45%
-----------------------------------------------------------------------------
Liberty Acorn Twenty                                      ACTWX
-----------------------------------------------------------------------------
            Management Fee                                0.90%
            12b-1 Fee                                     None
            Other Expenses                                0.45%
                                                      ---------
            Net Expense Ratio                             1.35%

Fees and expenses are for the fiscal year ended December 31, 2001 and for Liberty Acorn Foreign Forty and Liberty Acorn Twenty, include the effect of Liberty Wanger Asset Management's undertaking to reimburse those funds for any ordinary operating expenses, net of custody fees paid indirectly, exceeding 1.45% and 1.35% of their average net assets, respectively. These expense limitations are voluntary and can be terminated by either the Funds or Liberty Wanger Asset Management on 30 days' notice to the other.


                                       59                           A I U F40 20

Management of Acorn

The board of trustees serve indefinite terms of unlimited duration provided that a majority of trustees always has been elected by shareholders. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by shareholders. Shareholders may remove a trustee, with or without cause, upon the vote of two-thirds of Acorn's outstanding shares at any meeting called for that purpose. A trustee may be removed, with or without cause, upon the vote of a majority of the trustees. The names of the trustees and officers of Acorn, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below. Each trustee serves in such capacity for each of the five series of Acorn. Mr. Wanger also serves as a trustee for each of the four series of the Wanger Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
                       Year First
  Name, Position(s)    Elected or
        with           Appointed
   Acorn and Age at        to              Principal Occupation(s) during                          Other Directorships
   January 1, 2002       Office                  Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
                                       Trustees who are not interested persons of Acorn:
------------------------------------------------------------------------------------------------------------------------------------
Irving B. Harris, 91,    1970   Chairman, The Irving Harris Foundation (charitable     None.
Trustee                         foundation).
------------------------------------------------------------------------------------------------------------------------------------
Leo A. Guthart, 65,      1994   Executive vice president, Honeywell International      AptarGroup, Inc. (producer of dispensing
Trustee                         (home and building control); Chairman, Cylink          valves, pumps and closures); Symbol
                                Corporation (supplier of encryption equipment);        Technologies, Inc.
                                former chairman of the board of trustees, Hofstra
                                University; chairman and chief executive officer,
                                Topspin Partners, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Jerome Kahn, Jr., 67,    1987   Former president, William Harris Investors,            None.
Trustee                         Inc.(investment adviser).
------------------------------------------------------------------------------------------------------------------------------------
Steven N. Kaplan, 43,    1999   Neubauer Family Professor of Entrepreneurship and      None.
Trustee                         Finance, Graduate School of Business, University
                                of Chicago.
------------------------------------------------------------------------------------------------------------------------------------
David C. Kleinman, 66,   1972   Adjunct professor of strategic management,             Irex Corporation (insulation contractor);
Trustee                         University of Chicago Graduate School of Business;     Sonic Foundry, Inc. (software); AT&T Latin
                                Business consultant.                                   America; Wisconsin Paper & Products (paper
                                                                                       merchant); Plymouth Tube Company (seamless
                                                                                       and welded metal tubing); Member of the
                                                                                       advisory board, DSC Logistics Company
                                                                                       (warehousing and logistics services).
------------------------------------------------------------------------------------------------------------------------------------
Allan B. Muchin, 66,     1998   Partner, Katten, Muchin & Zavis (law firm).            Alberto-Culver Company (toiletries).
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Nason, 66,     1998   Consultant and private investor since 1998; from       Fruit of the Loom, Ltd. (apparel
Trustee and chairman            1990-1998, executive partner and chief executive       manufacturer).
                                officer, member of the executive committee of Grant
                                Thornton, LLP (public accounting firm) and member of
                                the policy board of Grant Thornton International.
------------------------------------------------------------------------------------------------------------------------------------
                                       Trustees who are an interested person of Acorn:
------------------------------------------------------------------------------------------------------------------------------------
Ralph Wanger, 67,         1994  President, Chief Investment Officer and portfolio      Wanger Advisors Trust.
Trustee and President*          manager, Liberty WAM and WAM since 1992; principal,
                                WAM from July 1992 until September 29, 2000;
                                president, WAM Ltd. from July 1992 to September 29,
                                2000; president and director, WAM Acquisition GP,
                                Inc. since September 29, 2000; president, Wanger
                                Advisors Trust; director, Wanger Investment
                                Company plc.
------------------------------------------------------------------------------------------------------------------------------------
Charles P. McQuaid, 48    1994  Portfolio manager and director of research, Liberty    None.
Trustee and Senior Vice         WAM and WAM since July 1992; Principal, WAM from
President                       July 1992 to September 29, 2000; senior vice
                                president, Wanger Advisors Trust.
------------------------------------------------------------------------------------------------------------------------------------
                                                    Officers of Acorn:
------------------------------------------------------------------------------------------------------------------------------------
J. Kevin Connaughton,     2001  Treasurer of the Liberty Funds and of the Liberty      None.
37,                             All-Star Funds since December, 2000 (formerly
Assistant Treasurer             controller of the Liberty Funds and of the Liberty
                                All-Star Funds from February 1998 to October 2000);
                                Treasurer of the Stein Roe Funds since February 2001
                                (formerly controller from May 2000 to February 2001);
                                senior vice president of Liberty Funds Group since
                                January 2001 (formerly vice president of Colonial
                                Management Associates from February 1998 to October
                                2000); Senior Tax Manager, Coopers & Lybrand, LLP
                                from April 1996 to January 1998.
------------------------------------------------------------------------------------------------------------------------------------
Diane M. Dustin, 33,      2001  Blue sky administrator, Liberty Funds Group.           None.
Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Maureen E. Dustin, 42,    2001  Blue sky administrator, Liberty Funds Group.           None.
Assistant Secretary
------------------------------------------------------------------------------------------------------------------------------------
Kevin S. Jacobs, 40,      2001  Assistant vice president, Liberty Funds Group since    None.
Assistant Secretary             June 2000; senior legal product manager, First Union
                                Corp. September 1999 to June 2000; prior thereto,
                                senior legal product manager, Colonial Management
                                Associates.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Kalina, 42,    1995  Chief financial officer, Liberty WAM and WAM since     None.
Assistant Treasurer             April 2000; assistant treasurer, Wanger Advisors
                                Trust; fund controller, Liberty WAM and WAM since
                                September 1995; prior thereto, treasurer of the Stein
                                Roe Mutual Funds; director, New Americas Small Cap
                                Fund.
------------------------------------------------------------------------------------------------------------------------------------
Bruce H. Lauer, 44,       1995  Chief operating officer, Liberty WAM and WAM since     None.
Vice President, Assistant       April 1995; principal, WAM from January 2000 to
Secretary and Treasurer         September 29, 2000; vice president, treasurer and
                                assistant secretary, Wanger Advisors Trust; director,
                                Wanger Investment Company plc and New Americas Small
                                Cap Fund.
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Mohn, 40,       1997  Analyst and portfolio manager, Liberty WAM and WAM     None.
Vice President                  since August 1992; principal, WAM from 1995 to
                                September 29, 2000; vice president, Wanger Advisors
                                Trust.
------------------------------------------------------------------------------------------------------------------------------------
Todd Narter, 37,          2001  Analyst and portfolio manager, Liberty WAM and WAM     None.
Vice President                  since June 1997; vice president, Wanger Advisors
                                Trust; prior thereto, product manager for Teradyne
                                (1990-1997).
------------------------------------------------------------------------------------------------------------------------------------
Christopher Olson, 38     2001  Analyst and portfolio manager, Liberty WAM since       None.
Vice President                  January 2001; vice president, Wanger Advisors Trust;
                                prior thereto, director and portfolio strategy
                                analyst with UBS Asset Management/Brinson Partners.
------------------------------------------------------------------------------------------------------------------------------------
John H. Park, 34,         1998  Analyst and portfolio manager, Liberty WAM and WAM     None.
Vice President                  since July 1993; principal, WAM from 1998 to
                                September 29, 2000; vice president, Wanger Advisors
                                Trust.
------------------------------------------------------------------------------------------------------------------------------------
Vincent P. Pietropaolo,   2001  Vice president and Counsel, Liberty Funds Group since  None.
36, Assistant Secretary         December 1999; Associate, Morgan Lewis & Bockius,
                                October 1998 to December 1999; product manager,
                                Putnam Investments April 1997 to October 1998;
                                contracting attorney May 1996 to April 1997.
------------------------------------------------------------------------------------------------------------------------------------
Leah J. Zell, 52,         1994  Analyst, and portfolio manager, Liberty WAM and WAM    None.
Vice President*                 since July 1992; vice president, Wanger Advisors
                                Trust; director and managing member of trust
                                committee, Chai Trust Company.
------------------------------------------------------------------------------------------------------------------------------------

The address for Messrs. Wanger, McQuaid, Kalina, Lauer, Mohn, Narter, Olson, Park, and Ms. Zell is Liberty Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. The address for Messrs. Harris and Kahn is Two North LaSalle Street, Suite 400, Chicago, Illinois 60602. The address for Messrs. Kaplan and Kleinman is 1101 East 58th Street, Chicago, Illinois 60637. The address for Mr. Guthart is 165 Eileen Way, Syosset, New York 11791. The address for Mr. Muchin is 525 W. Monroe Street, Suite 1600, Chicago, Illinois 60661-3693. The address for Mr. Nason is 567 Rockefeller Road, Lake Forest, Illinois 60045. The address for Messrs. Connaughton, Jacobs, Pietropaolo, and Mesdames Diane Dustin and Maureen Dustin is Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111. Acorn's Statement of Additional Information includes additional information about Acorn's trustees and officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling toll-free:

                                                 Liberty Funds Distributor, Inc.
                                                            One Financial Center
                                                           Boston, MA 02111-2621
                                                                  1-800-426-3750
                                                            www.libertyfunds.com

*     Mr. Wanger and Ms. Zell are married to each other.


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The Liberty Acorn
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                                                                 Family of Funds

Investment Advisor

Liberty Wanger Asset Management, L.P.
227 West Monroe Street, Suite 3000
Chicago, Illinois 60606
1-800-922-6769

Distributor

Liberty Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts 02111-2621

Transfer Agent, Dividend Disbursing Agent and Custodian

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, Massachusetts 02105-1722
1-800-962-1585

Outside Legal Counsel

Bell, Boyd & Lloyd LLC
Chicago, Illinois

Independent Auditors

Ernst & Young LLP
Chicago, Illinois

This report, including the schedules of investments, is submitted for the general information of the shareholders of Liberty Acorn Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

Our e-mail address is:

acorn@wanger.com

Find out what's new - visit our web site at:

www.acornfunds.com

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The Liberty Acorn
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                Family of Funds

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA02111-2621

                                                 ACN-02/475I-0102 (01/02) 02/216
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The Liberty Acorn
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                                                                 Family of Funds

                                                                   PRESORTED
                                                                FIRST-CLASS MAIL
                                                               U.S. POSTAGE PAID
                                                                 HOLLISTON, MA
                                                                 PERMIT NO. 20

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA02111-2621

                                                 ACN-02/475I-0102 (01/02) 02/216